Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 2.0%
Adient plc *	84,782	3,571,866
Aptiv plc *	46,754	7,800,905
Autoliv, Inc.	28,835	2,908,875
BorgWarner, Inc.	101,776	4,984,989
Dana, Inc.	78,988	1,908,350
Ford Motor Co. *	3,060,467	42,693,515
General Motors Co. *	765,631	43,518,466
Gentex Corp.	59,903	2,038,499
Harley-Davidson, Inc.	63,863	2,530,252
Lear Corp.	35,637	6,235,762
Tesla, Inc. *	2,041	1,402,575
The Goodyear Tire & Rubber Co. *	385,498	6,056,174
Thor Industries, Inc.	19,429	2,299,616
Visteon Corp. *	23,129	2,637,862
		130,587,706

Banks 7.0%
Bank of America Corp.	1,794,168	68,824,285
CIT Group, Inc.	73,777	3,559,002
Citigroup, Inc.	1,038,744	70,239,869
Citizens Financial Group, Inc.	142,073	5,989,798
Comerica, Inc.	53,495	3,672,967
Credicorp Ltd. *	18,576	1,875,433
East West Bancorp, Inc.	22,619	1,609,342
Fifth Third Bancorp	238,994	8,673,092
First Republic Bank	9,840	1,918,997
Huntington Bancshares, Inc.	319,085	4,492,717
JPMorgan Chase & Co.	714,708	108,478,380
KeyCorp	222,980	4,383,787
M&T Bank Corp.	42,440	5,680,594
New York Community Bancorp, Inc.	137,858	1,623,967
PacWest Bancorp	43,148	1,718,153
People’s United Financial, Inc.	82,537	1,295,831
Popular, Inc.	21,195	1,542,148
Regions Financial Corp.	237,929	4,580,133
SVB Financial Group *	3,806	2,093,148
The PNC Financial Services Group, Inc.	108,929	19,869,739
Truist Financial Corp.	180,184	9,807,415
U.S. Bancorp	406,318	22,566,902
Wells Fargo & Co.	2,332,510	107,155,509
Zions Bancorp NA	42,075	2,194,211
		463,845,419

Capital Goods 7.7%
3M Co.	133,730	26,470,516
A.O. Smith Corp.	24,909	1,751,850
Acuity Brands, Inc.	13,179	2,311,333
AECOM *	54,874	3,454,867
AerCap Holdings N.V. *	73,930	3,918,290
AGCO Corp.	22,256	2,940,240
Security	Number of Shares	Value ($)
Allegion plc	9,419	1,286,635
Allison Transmission Holdings, Inc.	52,703	2,103,377
AMETEK, Inc.	24,400	3,392,820
Carlisle Cos., Inc.	13,696	2,769,879
Carrier Global Corp.	162,825	8,996,081
Caterpillar, Inc.	104,406	21,585,941
Cummins, Inc.	40,903	9,493,586
Curtiss-Wright Corp.	10,593	1,253,152
Deere & Co.	45,531	16,463,554
Donaldson Co., Inc.	24,383	1,613,911
Dover Corp.	26,560	4,438,707
Eaton Corp. plc	101,369	16,021,370
EMCOR Group, Inc.	21,797	2,655,093
Emerson Electric Co.	146,600	14,790,474
Fastenal Co.	70,545	3,863,750
Flowserve Corp.	42,748	1,799,263
Fluor Corp. *	263,817	4,395,191
Fortive Corp.	31,354	2,278,182
Fortune Brands Home & Security, Inc.	28,183	2,746,997
GATX Corp.	15,076	1,390,761
General Dynamics Corp.	82,643	16,200,507
General Electric Co.	4,010,307	51,933,476
Graco, Inc.	17,504	1,366,712
Hexcel Corp. *	27,831	1,514,563
Honeywell International, Inc.	112,232	26,238,719
Howmet Aerospace, Inc. *	114,221	3,748,733
Hubbell, Inc.	11,334	2,272,014
Huntington Ingalls Industries, Inc.	15,315	3,141,566
IDEX Corp.	8,200	1,858,858
Illinois Tool Works, Inc.	54,812	12,424,236
ITT, Inc.	16,135	1,579,778
Johnson Controls International plc	175,401	12,527,139
L3Harris Technologies, Inc.	20,407	4,627,083
Lennox International, Inc.	4,134	1,361,864
Lincoln Electric Holdings, Inc.	13,290	1,853,025
Lockheed Martin Corp.	41,500	15,424,305
Masco Corp.	44,861	2,678,650
MasTec, Inc. *	17,319	1,753,202
MSC Industrial Direct Co., Inc., Class A	16,521	1,473,178
Nordson Corp.	6,529	1,476,403
Northrop Grumman Corp.	33,617	12,203,643
nVent Electric plc	46,258	1,462,215
Oshkosh Corp.	23,149	2,767,463
Otis Worldwide Corp.	60,398	5,408,641
Owens Corning	34,798	3,346,176
PACCAR, Inc.	92,095	7,642,964
Parker-Hannifin Corp.	22,719	7,089,010
Pentair plc	32,744	2,412,250
Quanta Services, Inc.	41,146	3,740,171
Raytheon Technologies Corp.	332,307	28,894,094
Regal Beloit Corp.	12,135	1,786,636
Rockwell Automation, Inc.	17,411	5,352,490
Roper Technologies, Inc.	6,973	3,426,114
Sensata Technologies Holding plc *	29,307	1,717,976
Snap-on, Inc.	14,051	3,062,837
Spirit AeroSystems Holdings, Inc., Class A	84,563	3,653,967

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stanley Black & Decker, Inc.	26,260	5,174,533
Teledyne Technologies, Inc. *	5,302	2,400,587
Textron, Inc.	87,377	6,029,887
The Boeing Co. *	147,901	33,496,618
The Toro Co.	13,479	1,533,101
Trane Technologies plc	37,350	7,604,834
TransDigm Group, Inc. *	5,920	3,795,253
UFP Industries, Inc.	20,695	1,536,811
United Rentals, Inc. *	21,145	6,968,335
Univar Solutions, Inc. *	66,265	1,626,143
W.W. Grainger, Inc.	10,472	4,655,642
Watsco, Inc.	6,164	1,740,960
WESCO International, Inc. *	42,678	4,543,073
Westinghouse Air Brake Technologies Corp.	22,148	1,879,701
Xylem, Inc.	19,400	2,441,490
		509,033,446

Commercial & Professional Services 0.9%
ABM Industries, Inc.	30,132	1,400,837
Booz Allen Hamilton Holding Corp.	18,379	1,577,102
CACI International, Inc., Class A *	5,247	1,400,739
Cintas Corp.	8,844	3,486,128
Copart, Inc. *	10,104	1,485,288
CoreCivic, Inc. *	155,089	1,594,315
Equifax, Inc.	10,884	2,836,370
IHS Markit Ltd.	25,919	3,028,376
Jacobs Engineering Group, Inc.	30,788	4,164,077
KBR, Inc.	36,568	1,415,182
Kelly Services, Inc., Class A *	51,754	1,134,448
Leidos Holdings, Inc.	32,143	3,420,658
ManpowerGroup, Inc.	50,260	5,959,831
Nielsen Holdings plc	182,254	4,317,597
Republic Services, Inc.	37,915	4,487,619
Robert Half International, Inc.	37,854	3,717,641
Science Applications International Corp.	14,806	1,292,564
Verisk Analytics, Inc.	9,006	1,710,600
Waste Management, Inc.	73,004	10,823,573
		59,252,945

Consumer Durables & Apparel 1.6%
Brunswick Corp.	20,226	2,111,594
Capri Holdings Ltd. *	98,162	5,527,502
Carter’s, Inc.	17,164	1,677,609
D.R. Horton, Inc.	65,314	6,232,915
Garmin Ltd.	18,134	2,850,665
Hanesbrands, Inc.	128,289	2,342,557
Hasbro, Inc.	24,531	2,439,363
Leggett & Platt, Inc.	40,974	1,967,981
Lennar Corp., Class A	54,178	5,696,817
Lululemon Athletica, Inc. *	5,206	2,083,285
Mattel, Inc. *	96,042	2,086,032
Mohawk Industries, Inc. *	23,565	4,592,819
Newell Brands, Inc.	105,914	2,621,372
NIKE, Inc., Class B	119,330	19,988,968
NVR, Inc. *	672	3,509,587
Polaris, Inc.	16,723	2,191,884
PulteGroup, Inc.	82,666	4,535,884
PVH Corp. *	42,740	4,471,459
Ralph Lauren Corp.	24,316	2,760,352
Skechers U.S.A., Inc., Class A *	35,905	1,927,380
Tapestry, Inc. *	110,601	4,678,422
Taylor Morrison Home Corp. *	47,115	1,263,624
Toll Brothers, Inc.	38,151	2,261,210
Tri Pointe Homes, Inc. *	56,511	1,363,045
Under Armour, Inc., Class A *	37,895	774,953
Under Armour, Inc., Class C *	40,984	718,040
Security	Number of Shares	Value ($)
VF Corp.	66,269	5,314,774
Whirlpool Corp.	24,824	5,499,509
		103,489,602

Consumer Services 2.1%
Aramark	88,346	3,103,595
Booking Holdings, Inc. *	6,243	13,598,877
Carnival Corp. *	355,357	7,693,479
Chipotle Mexican Grill, Inc. *	1,741	3,244,249
Cracker Barrel Old Country Store, Inc.	8,779	1,195,524
Darden Restaurants, Inc.	25,793	3,762,683
Domino’s Pizza, Inc.	5,386	2,830,289
Expedia Group, Inc. *	25,204	4,054,568
H&R Block, Inc.	79,607	1,954,352
Hilton Worldwide Holdings, Inc. *	30,452	4,002,915
Las Vegas Sands Corp. *	93,921	3,977,554
Marriott International, Inc., Class A *	39,100	5,707,818
Marriott Vacations Worldwide Corp. *	8,098	1,193,402
McDonald’s Corp.	119,080	28,901,907
MGM Resorts International	131,323	4,928,552
Norwegian Cruise Line Holdings Ltd. *	123,992	2,979,528
Royal Caribbean Cruises Ltd. *	61,942	4,761,482
Service Corp. International	26,139	1,633,426
Six Flags Entertainment Corp. *	41,439	1,721,791
Starbucks Corp.	174,528	21,192,935
The Wendy’s Co.	57,270	1,329,237
Travel & Leisure Co.	32,480	1,682,464
Vail Resorts, Inc. *	4,217	1,287,028
Wynn Resorts Ltd. *	20,714	2,036,808
Yum China Holdings, Inc.	52,112	3,240,845
Yum! Brands, Inc.	58,534	7,690,782
		139,706,090

Diversified Financials 6.1%
Affiliated Managers Group, Inc.	17,099	2,709,165
AGNC Investment Corp.	78,338	1,243,224
Ally Financial, Inc.	203,628	10,458,334
American Express Co.	165,576	28,235,675
Ameriprise Financial, Inc.	36,977	9,523,796
Annaly Capital Management, Inc.	222,935	1,892,718
Berkshire Hathaway, Inc., Class A *	71	29,741,900
Berkshire Hathaway, Inc., Class B *	232,391	64,672,091
BlackRock, Inc.	15,036	13,038,768
Capital One Financial Corp.	219,703	35,525,975
Cboe Global Markets, Inc.	11,731	1,389,772
CME Group, Inc.	26,484	5,618,051
Discover Financial Services	150,556	18,717,122
Equitable Holdings, Inc.	90,441	2,791,914
Evercore, Inc., Class A	12,630	1,669,686
Franklin Resources, Inc.	195,943	5,790,116
Intercontinental Exchange, Inc.	43,249	5,182,528
Invesco Ltd.	184,858	4,506,838
Janus Henderson Group plc	41,984	1,756,610
Jefferies Financial Group, Inc.	66,422	2,204,546
KKR & Co., Inc.	30,010	1,913,438
Lazard Ltd., Class A	38,116	1,799,075
LPL Financial Holdings, Inc.	15,663	2,209,109
Moody’s Corp.	11,140	4,188,640
Morgan Stanley	261,716	25,119,502
MSCI, Inc.	3,497	2,084,072
Nasdaq, Inc.	10,282	1,919,958
Navient Corp.	236,328	4,828,181
New Residential Investment Corp.	205,770	2,008,315
Northern Trust Corp.	36,004	4,063,051
OneMain Holdings, Inc.	25,894	1,579,534
PROG Holdings, Inc.	22,567	987,758
Raymond James Financial, Inc.	19,066	2,468,666

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S&P Global, Inc.	17,018	7,295,957
SEI Investments Co.	24,857	1,511,306
Starwood Property Trust, Inc.	66,829	1,739,559
State Street Corp.	82,388	7,179,290
Synchrony Financial	352,671	16,582,590
T. Rowe Price Group, Inc.	43,687	8,919,138
The Bank of New York Mellon Corp.	286,817	14,722,317
The Charles Schwab Corp. (a)	108,120	7,346,754
The Goldman Sachs Group, Inc.	93,017	34,870,213
Voya Financial, Inc.	47,019	3,028,024
		405,033,276

Energy 8.1%
Antero Resources Corp. *	286,067	3,890,511
APA Corp.	184,565	3,460,594
Baker Hughes Co.	415,098	8,816,681
Cabot Oil & Gas Corp.	76,566	1,225,056
Cheniere Energy, Inc. *	17,232	1,463,514
Chevron Corp.	867,978	88,368,840
ConocoPhillips	531,917	29,819,267
Delek US Holdings, Inc.	86,975	1,511,625
Devon Energy Corp.	194,969	5,037,999
Diamondback Energy, Inc.	36,259	2,796,657
DTE Midstream LLC *	21,145	896,548
EOG Resources, Inc.	147,121	10,719,236
Exxon Mobil Corp.	2,713,846	156,236,114
Halliburton Co.	341,451	7,061,207
Helmerich & Payne, Inc.	95,411	2,735,433
Hess Corp.	57,171	4,370,151
HollyFrontier Corp.	185,250	5,446,350
Kinder Morgan, Inc.	732,739	12,735,004
Marathon Oil Corp.	583,615	6,764,098
Marathon Petroleum Corp.	510,249	28,175,950
Murphy Oil Corp.	138,809	3,013,543
Nabors Industries Ltd. *	23,223	2,032,245
NOV, Inc. *	413,081	5,704,649
Occidental Petroleum Corp.	661,597	17,267,682
ONEOK, Inc.	137,680	7,155,230
Ovintiv, Inc.	31,941	819,606
Patterson-UTI Energy, Inc.	237,016	1,900,868
PBF Energy, Inc., Class A *	321,052	2,944,047
Peabody Energy Corp. *	500,056	5,855,656
Phillips 66	408,996	30,032,576
Pioneer Natural Resources Co.	32,676	4,750,110
Schlumberger N.V.	753,647	21,727,643
Targa Resources Corp.	124,802	5,255,412
The Williams Cos., Inc.	297,521	7,452,901
Transocean Ltd. *	882,766	3,186,785
Valero Energy Corp.	471,815	31,597,451
World Fuel Services Corp.	161,142	5,552,953
		537,780,192

Food & Staples Retailing 2.8%
Casey’s General Stores, Inc.	11,014	2,177,578
Costco Wholesale Corp.	77,767	33,418,035
Performance Food Group Co. *	48,296	2,212,923
Rite Aid Corp. *	134,748	2,048,170
SpartanNash, Co.	73,163	1,423,020
Sprouts Farmers Market, Inc. *	56,395	1,386,189
Sysco Corp.	122,502	9,089,648
The Kroger Co.	562,082	22,876,738
U.S. Foods Holding Corp. *	140,539	4,826,109
United Natural Foods, Inc. *	103,403	3,424,707
Walgreens Boots Alliance, Inc.	677,631	31,950,302
Walmart, Inc.	479,009	68,282,733
		183,116,152

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	552,096	26,522,692
Archer-Daniels-Midland Co.	367,192	21,928,706
Bunge Ltd.	124,736	9,683,256
Campbell Soup Co.	38,339	1,676,181
Coca-Cola Europacific Partners plc	61,750	3,832,205
Conagra Brands, Inc.	90,636	3,035,400
Constellation Brands, Inc., Class A	20,403	4,577,209
Darling Ingredients, Inc. *	25,076	1,731,999
Flowers Foods, Inc.	58,238	1,372,087
General Mills, Inc.	131,022	7,711,955
Hormel Foods Corp.	53,438	2,478,454
Ingredion, Inc.	32,838	2,883,505
Kellogg Co.	57,246	3,627,107
Keurig Dr Pepper, Inc.	46,412	1,634,166
McCormick & Co., Inc. - Non Voting Shares	20,988	1,766,560
Molson Coors Beverage Co., Class B *	82,248	4,021,105
Mondelez International, Inc., Class A	300,781	19,027,406
Monster Beverage Corp. *	30,576	2,883,928
PepsiCo, Inc.	232,602	36,506,884
Philip Morris International, Inc.	330,338	33,063,530
Post Holdings, Inc. *	12,190	1,247,525
Sanderson Farms, Inc.	10,491	1,960,138
The Coca-Cola Co.	555,190	31,662,486
The Hershey Co.	18,902	3,381,190
The JM Smucker Co.	34,922	4,578,623
The Kraft Heinz Co.	199,570	7,677,458
Tyson Foods, Inc., Class A	149,906	10,712,283
		251,184,038

Health Care Equipment & Services 5.8%
Abbott Laboratories	136,119	16,467,677
Align Technology, Inc. *	2,315	1,610,777
AmerisourceBergen Corp.	55,780	6,814,643
Anthem, Inc.	83,884	32,212,295
Baxter International, Inc.	72,586	5,614,527
Becton, Dickinson & Co.	24,929	6,375,592
Boston Scientific Corp. *	86,583	3,948,185
Cardinal Health, Inc.	234,390	13,918,078
Centene Corp. *	123,346	8,462,769
Cerner Corp.	53,432	4,295,399
Cigna Corp.	54,697	12,552,415
CVS Health Corp.	605,775	49,891,629
Danaher Corp.	33,628	10,003,994
DaVita, Inc. *	37,962	4,564,931
Dentsply Sirona, Inc.	39,284	2,594,315
Edwards Lifesciences Corp. *	21,957	2,465,112
Encompass Health Corp.	19,063	1,586,995
Envista Holdings Corp. *	16,935	729,560
HCA Healthcare, Inc.	67,801	16,828,208
Henry Schein, Inc. *	41,843	3,353,716
Hologic, Inc. *	25,437	1,908,792
Humana, Inc.	38,870	16,553,178
Intuitive Surgical, Inc. *	3,831	3,798,283
Laboratory Corp. of America Holdings *	17,134	5,074,234
Magellan Health, Inc. *	15,791	1,489,407
McKesson Corp.	95,936	19,554,635
Medtronic plc	224,804	29,519,013
Molina Healthcare, Inc. *	10,223	2,790,981
Patterson Cos., Inc.	48,252	1,502,085
Quest Diagnostics, Inc.	34,770	4,930,386
ResMed, Inc.	8,059	2,190,436
STERIS plc	10,382	2,262,757
Stryker Corp.	29,082	7,879,477
Tenet Healthcare Corp. *	56,150	4,033,816
The Cooper Cos., Inc.	3,469	1,463,120
UnitedHealth Group, Inc.	163,202	67,275,128

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	31,452	5,045,215
Zimmer Biomet Holdings, Inc.	23,947	3,913,419
		385,475,179

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	29,694	2,570,906
Colgate-Palmolive Co.	114,251	9,082,954
Kimberly-Clark Corp.	48,687	6,607,800
Nu Skin Enterprises, Inc., Class A	23,551	1,264,453
The Clorox Co.	15,111	2,733,429
The Estee Lauder Cos., Inc., Class A	16,219	5,414,389
The Procter & Gamble Co.	368,782	52,451,864
		80,125,795

Insurance 3.5%
Aflac, Inc.	233,209	12,826,495
Alleghany Corp. *	3,450	2,287,695
American Financial Group, Inc.	17,515	2,215,472
American International Group, Inc.	715,797	33,892,988
Aon plc, Class A	35,580	9,251,867
Arch Capital Group Ltd. *	53,418	2,083,302
Arthur J. Gallagher & Co.	19,015	2,648,980
Assurant, Inc.	10,877	1,716,499
Assured Guaranty Ltd.	68,435	3,271,877
Athene Holding Ltd., Class A *	26,619	1,720,120
Axis Capital Holdings Ltd.	27,202	1,383,766
Brown & Brown, Inc.	23,899	1,300,106
Chubb Ltd.	82,600	13,937,924
Cincinnati Financial Corp.	28,645	3,376,673
CNO Financial Group, Inc.	71,596	1,635,253
Everest Re Group Ltd.	11,097	2,805,654
Fidelity National Financial, Inc.	77,415	3,453,483
First American Financial Corp.	33,357	2,245,260
Genworth Financial, Inc., Class A *	461,666	1,541,964
Globe Life, Inc.	23,784	2,214,528
Lincoln National Corp.	89,647	5,524,048
Loews Corp.	96,667	5,184,251
Markel Corp. *	1,742	2,101,148
Marsh & McLennan Cos., Inc.	67,730	9,971,211
MetLife, Inc.	283,894	16,380,684
Old Republic International Corp.	99,210	2,446,519
Primerica, Inc.	8,640	1,263,341
Principal Financial Group, Inc.	83,017	5,157,846
Prudential Financial, Inc.	178,699	17,919,936
Reinsurance Group of America, Inc.	23,019	2,536,233
The Allstate Corp.	116,289	15,123,384
The Hanover Insurance Group, Inc.	10,771	1,463,779
The Hartford Financial Services Group, Inc.	120,499	7,666,146
The Progressive Corp.	80,378	7,648,770
The Travelers Cos., Inc.	137,256	20,440,164
Unum Group	129,650	3,552,410
W.R. Berkley Corp.	29,051	2,125,662
Willis Towers Watson plc	13,126	2,705,006
		235,020,444

Materials 3.5%
Air Products & Chemicals, Inc.	22,488	6,544,683
Albemarle Corp.	15,967	3,289,841
Alcoa Corp. *	149,908	6,018,806
AptarGroup, Inc.	9,066	1,168,789
Arconic Corp. *	49,384	1,774,861
Ashland Global Holdings, Inc.	14,919	1,269,159
Avery Dennison Corp.	13,992	2,947,835
Axalta Coating Systems Ltd. *	41,628	1,253,003
Ball Corp.	28,803	2,329,587
Berry Global Group, Inc. *	27,941	1,796,327
Security	Number of Shares	Value ($)
Celanese Corp.	28,541	4,445,832
CF Industries Holdings, Inc.	72,160	3,409,560
Commercial Metals Co.	60,516	1,984,925
Corteva, Inc.	99,440	4,254,043
Crown Holdings, Inc.	18,433	1,838,876
Domtar Corp. *	56,059	3,078,200
Dow, Inc.	129,032	8,020,629
DuPont de Nemours, Inc.	235,180	17,650,259
Eastman Chemical Co.	49,028	5,526,436
Ecolab, Inc.	31,444	6,943,778
FMC Corp.	9,371	1,002,228
Freeport-McMoRan, Inc.	145,493	5,543,283
Graphic Packaging Holding Co.	106,092	2,033,784
Huntsman Corp.	93,286	2,463,683
International Flavors & Fragrances, Inc.	15,123	2,278,129
International Paper Co.	163,034	9,416,844
Linde plc	61,006	18,752,634
LyondellBasell Industries N.V., Class A	136,890	13,597,284
Martin Marietta Materials, Inc.	8,930	3,244,269
Newmont Corp.	72,484	4,553,445
Nucor Corp.	149,984	15,601,336
O-I Glass, Inc. *	126,393	1,869,352
Olin Corp.	80,396	3,781,024
Packaging Corp. of America	24,155	3,417,932
PPG Industries, Inc.	54,511	8,913,639
Reliance Steel & Aluminum Co.	32,419	5,094,646
RPM International, Inc.	19,882	1,721,582
Sealed Air Corp.	51,635	2,930,286
Sonoco Products Co.	30,689	1,957,651
Steel Dynamics, Inc.	92,759	5,978,317
The Chemours Co.	66,176	2,200,352
The Mosaic Co.	192,361	6,007,434
The Sherwin-Williams Co.	18,743	5,454,775
United States Steel Corp.	218,268	5,779,737
Vulcan Materials Co.	15,322	2,757,807
WestRock Co.	141,848	6,980,340
		228,877,222

Media & Entertainment 4.8%
Activision Blizzard, Inc.	53,710	4,491,230
Alphabet, Inc., Class A *	18,742	50,500,881
Alphabet, Inc., Class C *	18,386	49,723,466
Altice USA, Inc., Class A *	83,353	2,561,438
Charter Communications, Inc., Class A *	21,644	16,104,218
Cinemark Holdings, Inc. *	69,336	1,076,788
Comcast Corp., Class A	960,763	56,521,687
Discovery, Inc., Class A *(b)	37,706	1,093,851
Discovery, Inc., Class C *	81,157	2,200,166
DISH Network Corp., Class A *	65,102	2,727,123
Electronic Arts, Inc.	31,817	4,580,375
Facebook, Inc., Class A *	119,539	42,591,746
Fox Corp., Class A	98,844	3,524,777
Fox Corp., Class B	46,460	1,544,330
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,839	1,906,773
Liberty Media Corp. - Liberty SiriusXM, Class C *	79,495	3,672,669
Match Group, Inc. *	3,967	631,824
Netflix, Inc. *	4,069	2,105,992
News Corp., Class A	106,577	2,624,992
News Corp., Class B	33,756	793,604
Omnicom Group, Inc.	66,401	4,835,321
The Interpublic Group of Cos., Inc.	100,550	3,555,448
The Walt Disney Co. *	267,256	47,042,401
Twitter, Inc. *	20,218	1,410,206
ViacomCBS, Inc., Class B	190,180	7,784,068
		315,605,374

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	318,088	36,993,634
Agilent Technologies, Inc.	25,759	3,947,052
Amgen, Inc.	123,357	29,795,650
Biogen, Inc. *	35,159	11,487,500
Bristol-Myers Squibb Co.	254,576	17,278,073
Eli Lilly & Co.	61,338	14,935,803
Gilead Sciences, Inc.	545,066	37,222,557
ICON plc *	8,429	2,050,523
Illumina, Inc. *	5,131	2,543,693
IQVIA Holdings, Inc. *	25,290	6,264,333
Jazz Pharmaceuticals plc *	9,794	1,660,279
Johnson & Johnson	427,534	73,621,355
Merck & Co., Inc.	494,100	37,981,467
Mettler-Toledo International, Inc. *	1,684	2,481,728
Organon & Co. *	49,790	1,444,408
Perrigo Co., plc	39,052	1,875,667
Pfizer, Inc.	1,551,515	66,420,357
Regeneron Pharmaceuticals, Inc. *	6,404	3,679,802
Thermo Fisher Scientific, Inc.	24,576	13,271,286
United Therapeutics Corp. *	12,683	2,307,418
Vertex Pharmaceuticals, Inc. *	3,924	791,000
Viatris, Inc.	344,728	4,850,323
Waters Corp. *	8,932	3,481,783
Zoetis, Inc.	21,690	4,396,563
		380,782,254

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	7,753	1,560,989
American Tower Corp.	25,510	7,214,228
Apartment Income REIT Corp.	28,011	1,474,499
Apple Hospitality REIT, Inc.	97,933	1,464,098
AvalonBay Communities, Inc.	16,882	3,846,226
Boston Properties, Inc.	30,286	3,554,971
Brixmor Property Group, Inc.	90,913	2,092,817
Camden Property Trust	12,325	1,841,232
CBRE Group, Inc., Class A *	62,707	6,048,717
Crown Castle International Corp.	33,500	6,468,515
Digital Realty Trust, Inc.	20,833	3,211,615
DigitalBridge Group, Inc. *	341,939	2,379,895
Diversified Healthcare Trust	325,913	1,271,061
Duke Realty Corp.	31,484	1,601,906
Equinix, Inc.	5,504	4,515,537
Equity Residential	55,864	4,699,838
Essex Property Trust, Inc.	7,116	2,334,760
Extra Space Storage, Inc.	10,766	1,874,791
Healthpeak Properties, Inc.	85,174	3,148,883
Host Hotels & Resorts, Inc. *	318,652	5,076,126
Invitation Homes, Inc.	39,928	1,624,271
Iron Mountain, Inc.	87,409	3,825,018
Jones Lang LaSalle, Inc. *	18,153	4,040,313
Kimco Realty Corp.	90,774	1,936,209
Lamar Advertising Co., Class A	15,498	1,652,087
Mid-America Apartment Communities, Inc.	12,973	2,505,086
Omega Healthcare Investors, Inc.	32,583	1,182,111
Park Hotels & Resorts, Inc. *	138,758	2,567,023
Prologis, Inc.	34,251	4,385,498
Public Storage	13,114	4,097,863
Realogy Holdings Corp. *	139,110	2,465,029
Realty Income Corp.	25,330	1,780,446
Regency Centers Corp.	23,429	1,532,491
RLJ Lodging Trust	94,905	1,361,887
Service Properties Trust	165,736	1,844,642
Simon Property Group, Inc.	72,222	9,137,527
SL Green Realty Corp.	27,439	2,043,108
The Macerich Co.	129,773	2,115,300
UDR, Inc.	32,476	1,785,855
Security	Number of Shares	Value ($)
Ventas, Inc.	95,705	5,721,245
VEREIT, Inc.	49,406	2,419,412
Vornado Realty Trust	48,962	2,129,847
Welltower, Inc.	85,651	7,439,646
Weyerhaeuser Co.	184,934	6,237,824
WP Carey, Inc.	18,295	1,476,224
		142,986,666

Retailing 5.4%
Advance Auto Parts, Inc.	17,115	3,629,407
Amazon.com, Inc. *	10,058	33,468,900
American Eagle Outfitters, Inc.	92,382	3,184,408
Asbury Automotive Group, Inc. *	8,830	1,814,212
AutoNation, Inc. *	30,403	3,688,796
AutoZone, Inc. *	2,234	3,627,055
Bed Bath & Beyond, Inc. *	236,240	6,742,290
Best Buy Co., Inc.	77,185	8,671,735
Big Lots, Inc.	27,756	1,599,023
Burlington Stores, Inc. *	5,322	1,781,806
CarMax, Inc. *	38,400	5,143,680
Core-Mark Holding Co., Inc.	61,380	2,641,795
Dick’s Sporting Goods, Inc.	32,471	3,381,530
Dollar General Corp.	47,471	11,043,653
Dollar Tree, Inc. *	48,904	4,880,130
eBay, Inc.	162,987	11,117,343
Foot Locker, Inc.	78,385	4,472,648
GameStop Corp., Class A *	186,389	30,030,996
Genuine Parts Co.	41,377	5,251,569
Group 1 Automotive, Inc.	12,695	2,205,629
Kohl’s Corp.	236,457	12,012,016
L Brands, Inc.	84,235	6,744,696
Lithia Motors, Inc.	5,073	1,913,637
LKQ Corp. *	76,169	3,865,577
Lowe’s Cos., Inc.	122,175	23,541,901
Macy’s, Inc. *	719,756	12,235,852
Murphy USA, Inc.	17,552	2,589,095
Nordstrom, Inc. *	124,193	4,110,788
O'Reilly Automotive, Inc. *	11,259	6,798,635
Penske Automotive Group, Inc.	21,077	1,867,422
Qurate Retail, Inc. Class A	415,792	4,931,293
Ross Stores, Inc.	53,468	6,559,989
Signet Jewelers Ltd.	54,657	3,516,631
Target Corp.	128,361	33,508,639
The Gap, Inc.	155,623	4,539,523
The Home Depot, Inc.	144,966	47,576,392
The ODP Corp. *	71,551	3,386,509
The TJX Cos., Inc.	243,352	16,745,051
Tractor Supply Co.	20,160	3,647,549
Ulta Beauty, Inc. *	7,678	2,578,272
Urban Outfitters, Inc. *	49,010	1,822,192
Williams-Sonoma, Inc.	15,517	2,353,929
		355,222,193

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	10,581	1,123,596
Analog Devices, Inc.	31,102	5,207,097
Applied Materials, Inc.	125,277	17,530,011
Broadcom, Inc.	35,514	17,238,496
Intel Corp.	1,273,691	68,422,680
KLA Corp.	14,579	5,075,825
Lam Research Corp.	13,124	8,365,369
Marvell Technology, Inc.	36,545	2,211,338
Maxim Integrated Products, Inc.	29,183	2,915,674
Microchip Technology, Inc.	17,835	2,552,545
Micron Technology, Inc. *	256,170	19,873,669
NVIDIA Corp.	51,952	10,130,120
NXP Semiconductors N.V.	40,496	8,357,969

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	65,530	2,559,602
Qorvo, Inc. *	17,339	3,287,301
QUALCOMM, Inc.	190,508	28,538,098
Skyworks Solutions, Inc.	26,055	4,807,408
Teradyne, Inc.	13,512	1,716,024
Texas Instruments, Inc.	118,810	22,647,562
Xilinx, Inc.	25,552	3,828,712
		236,389,096

Software & Services 6.0%
Accenture plc, Class A	64,928	20,626,327
Adobe, Inc. *	13,288	8,260,220
Akamai Technologies, Inc. *	20,104	2,410,872
Alliance Data Systems Corp.	45,794	4,270,291
Amdocs Ltd.	39,276	3,028,572
ANSYS, Inc. *	3,860	1,422,256
Autodesk, Inc. *	4,523	1,452,471
Automatic Data Processing, Inc.	46,381	9,722,849
Broadridge Financial Solutions, Inc.	13,109	2,274,280
Cadence Design Systems, Inc. *	12,277	1,812,699
CDK Global, Inc.	30,896	1,482,699
Check Point Software Technologies Ltd. *	15,973	2,030,168
Citrix Systems, Inc.	20,836	2,099,227
Cognizant Technology Solutions Corp., Class A	134,756	9,908,609
DXC Technology Co. *	224,532	8,976,789
Fidelity National Information Services, Inc.	40,092	5,975,713
Fiserv, Inc. *	35,618	4,099,988
FleetCor Technologies, Inc. *	7,738	1,998,106
Genpact Ltd.	34,458	1,716,353
Global Payments, Inc.	11,348	2,194,817
International Business Machines Corp.	359,844	50,723,610
Intuit, Inc.	14,420	7,642,167
Jack Henry & Associates, Inc.	8,558	1,489,862
Mastercard, Inc., Class A	40,231	15,526,752
Maximus, Inc.	15,839	1,409,671
Microsoft Corp.	464,412	132,315,623
NortonLifeLock, Inc.	171,660	4,260,601
Oracle Corp.	458,717	39,972,599
Paychex, Inc.	37,393	4,256,071
PayPal Holdings, Inc. *	31,593	8,704,819
Sabre Corp. *	144,694	1,705,942
salesforce.com, Inc. *	14,967	3,620,966
SS&C Technologies Holdings, Inc.	15,018	1,177,261
Synopsys, Inc. *	6,452	1,858,112
Teradata Corp. *	45,981	2,283,417
The Western Union Co.	122,551	2,844,409
VeriSign, Inc. *	5,905	1,277,665
Visa, Inc., Class A	90,093	22,198,014
		399,030,867

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	59,990	4,348,675
Apple Inc.	1,842,422	268,735,673
Arrow Electronics, Inc. *	51,424	6,097,344
Avnet, Inc.	177,672	7,341,407
CDW Corp.	22,078	4,048,001
Cisco Systems, Inc.	1,156,204	64,019,015
Corning, Inc.	300,371	12,573,530
Dell Technologies, Inc., Class C *	21,165	2,044,962
F5 Networks, Inc. *	13,678	2,824,644
Flex Ltd. *	239,666	4,306,798
Hewlett Packard Enterprise Co.	1,159,874	16,818,173
HP, Inc.	400,534	11,563,417
Insight Enterprises, Inc. *	15,632	1,569,140
Jabil, Inc.	79,712	4,746,052
Juniper Networks, Inc.	176,368	4,962,996
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	9,188	1,511,885
Motorola Solutions, Inc.	27,492	6,156,009
NCR Corp. *	50,026	2,221,154
NetApp, Inc.	78,280	6,230,305
Sanmina Corp. *	49,816	1,913,931
Seagate Technology Holdings plc	98,410	8,650,239
SYNNEX Corp.	14,161	1,692,806
TE Connectivity Ltd.	60,668	8,946,710
Trimble, Inc. *	20,630	1,763,865
Western Digital Corp. *	154,372	10,023,374
Xerox Holdings Corp.	132,207	3,190,155
Zebra Technologies Corp., Class A *	2,674	1,477,332
		469,777,592

Telecommunication Services 3.1%
AT&T, Inc.	3,499,706	98,166,753
Liberty Global plc, Class A *	92,686	2,488,619
Liberty Global plc, Class C *	203,726	5,472,081
Lumen Technologies, Inc.	1,042,230	12,996,608
T-Mobile US, Inc. *	62,193	8,957,036
Telephone & Data Systems, Inc.	93,706	2,094,329
Verizon Communications, Inc.	1,405,678	78,408,719
		208,584,145

Transportation 2.1%
American Airlines Group, Inc. *	182,145	3,712,115
Avis Budget Group, Inc. *	61,214	5,066,683
C.H. Robinson Worldwide, Inc.	43,717	3,898,245
CSX Corp.	444,312	14,360,164
Delta Air Lines, Inc. *	93,742	3,740,306
Expeditors International of Washington, Inc.	38,899	4,988,797
FedEx Corp.	67,071	18,776,526
JB Hunt Transport Services, Inc.	17,023	2,867,524
Kansas City Southern	12,892	3,452,478
Kirby Corp. *	21,687	1,255,894
Knight-Swift Transportation Holdings, Inc.	31,431	1,561,806
Landstar System, Inc.	9,536	1,497,152
Macquarie Infrastructure Corp.	41,989	1,658,565
Norfolk Southern Corp.	46,305	11,938,818
Old Dominion Freight Line, Inc.	8,519	2,292,889
Ryder System, Inc.	50,231	3,825,091
Southwest Airlines Co. *	64,109	3,238,787
Union Pacific Corp.	135,726	29,691,420
United Airlines Holdings, Inc. *	61,426	2,869,823
United Parcel Service, Inc., Class B	83,498	15,978,177
XPO Logistics, Inc. *	23,694	3,286,121
		139,957,381

Utilities 3.4%
Alliant Energy Corp.	42,311	2,476,463
Ameren Corp.	53,097	4,455,900
American Electric Power Co., Inc.	121,642	10,719,093
American Water Works Co., Inc.	18,543	3,154,350
Atmos Energy Corp.	21,269	2,096,911
CenterPoint Energy, Inc.	179,593	4,572,438
CMS Energy Corp.	60,397	3,731,931
Consolidated Edison, Inc.	105,827	7,806,858
Dominion Energy, Inc.	152,460	11,414,680
DTE Energy Co.	43,277	5,077,258
Duke Energy Corp.	204,943	21,541,559
Edison International	106,647	5,812,261
Entergy Corp.	50,910	5,239,657
Evergy, Inc.	89,807	5,857,212
Eversource Energy	62,554	5,396,533
Exelon Corp.	397,480	18,602,064

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FirstEnergy Corp.	207,177	7,939,023
MDU Resources Group, Inc.	61,879	1,962,802
NextEra Energy, Inc.	206,486	16,085,259
NiSource, Inc.	96,452	2,389,116
NRG Energy, Inc.	58,349	2,406,313
OGE Energy Corp.	54,326	1,833,502
PG&E Corp. *	363,704	3,196,958
Pinnacle West Capital Corp.	33,412	2,791,573
Portland General Electric Co.	29,359	1,435,655
PPL Corp.	257,858	7,315,431
Public Service Enterprise Group, Inc.	126,403	7,866,059
Sempra Energy	55,432	7,242,191
Southwest Gas Holdings, Inc.	18,386	1,285,733
The AES Corp.	235,083	5,571,467
The Southern Co.	249,429	15,931,030
UGI Corp.	71,223	3,275,546
Vistra Corp.	203,204	3,891,357
WEC Energy Group, Inc.	52,791	4,969,745
Xcel Energy, Inc.	102,208	6,975,696
		222,319,624
Total Common Stock
(Cost $3,443,845,360)		6,583,182,698

Short-Term Investments 0.4% of net assets

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	27,628,178	27,628,178
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	1,065,680	1,065,680
Total Short-Term Investments
(Cost $28,693,858)		28,693,858

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	168	36,871,800	403,169
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,003,746.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Dividends Received
The Charles Schwab Corp.	$5,308,534	$679,142	($2,112,191)	$604,428	$2,866,841	$7,346,754	108,120	$68,830

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,583,182,698	$—	$—	$6,583,182,698
Short-Term Investments[1]	28,693,858	—	—	28,693,858
Futures Contracts[2]	403,169	—	—	403,169
Total	$6,612,279,725	$—	$—	$6,612,279,725
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	419,669	4,066,593
Cooper-Standard Holdings, Inc. *	107,620	2,803,501
Dorman Products, Inc. *	17,076	1,727,237
Fox Factory Holding Corp. *	6,130	990,240
Gentherm, Inc. *	25,716	2,132,628
LCI Industries	19,316	2,816,659
Modine Manufacturing Co. *	113,002	1,890,524
Patrick Industries, Inc.	17,305	1,429,912
Standard Motor Products, Inc.	29,579	1,235,219
Stoneridge, Inc. *	28,916	837,118
Tenneco, Inc., Class A *	301,423	5,247,774
Veoneer, Inc. *(a)	84,726	2,653,618
Winnebago Industries, Inc.	23,242	1,670,403
		29,501,426

Banks 7.8%
Ameris Bancorp	6,977	339,152
Associated Banc-Corp.	134,933	2,671,673
Atlantic Union Bankshares Corp.	29,540	1,047,784
Axos Financial, Inc. *	21,648	1,035,857
BancorpSouth Bank	64,048	1,652,438
Bank of Hawaii Corp.	27,359	2,290,222
Bank OZK	67,923	2,765,145
BankUnited, Inc.	84,799	3,356,344
Banner Corp.	24,106	1,278,582
Berkshire Hills Bancorp, Inc.	40,283	1,089,252
BOK Financial Corp.	19,442	1,633,322
Brookline Bancorp, Inc.	50,991	732,741
Cadence BanCorp	53,558	1,017,602
Capitol Federal Financial, Inc.	97,541	1,081,730
Cathay General Bancorp	50,795	1,923,607
Central Pacific Financial Corp.	36,749	940,774
City Holding Co.	3,755	284,103
Columbia Banking System, Inc.	38,646	1,350,291
Commerce Bancshares, Inc.	37,118	2,625,356
Community Bank System, Inc.	18,219	1,305,209
Cullen/Frost Bankers, Inc.	29,355	3,150,379
CVB Financial Corp.	51,808	987,460
Eagle Bancorp, Inc.	16,442	904,803
Essent Group Ltd.	35,811	1,617,583
F.N.B. Corp.	265,173	3,038,883
Federal Agricultural Mortgage Corp., Class C	8,983	875,843
First BanCorp	125,358	1,520,593
First Busey Corp.	13,569	320,228
First Citizens BancShares, Inc., Class A	3,102	2,427,594
First Commonwealth Financial Corp.	67,420	887,921
First Financial Bancorp	55,372	1,245,870
First Financial Bankshares, Inc.	23,782	1,161,513
First Hawaiian, Inc.	100,968	2,779,649
Security	Number of Shares	Value ($)
First Horizon Corp.	292,515	4,519,357
First Interstate BancSystem, Inc., Class A	17,880	749,530
First Merchants Corp.	22,197	904,084
First Midwest Bancorp, Inc.	69,606	1,248,732
Flagstar Bancorp, Inc.	27,526	1,259,590
Fulton Financial Corp.	147,185	2,254,874
Glacier Bancorp, Inc.	31,369	1,617,386
Great Western Bancorp, Inc.	64,345	1,981,826
Hancock Whitney Corp.	68,900	3,011,619
Hanmi Financial Corp.	14,840	270,533
Heartland Financial USA, Inc.	16,049	732,155
Hilltop Holdings, Inc.	39,446	1,249,649
Home BancShares, Inc.	78,843	1,669,895
Hope Bancorp, Inc.	118,736	1,573,252
Independent Bank Corp.	11,247	794,938
Independent Bank Group, Inc.	4,538	316,299
International Bancshares Corp.	34,745	1,357,835
Investors Bancorp, Inc.	194,193	2,683,747
MGIC Investment Corp.	288,340	3,990,626
National Bank Holdings Corp., Class A	18,785	666,116
NBT Bancorp, Inc.	27,496	958,236
Northwest Bancshares, Inc.	81,037	1,078,602
OFG Bancorp	49,086	1,133,887
Old National Bancorp	97,917	1,575,485
Pacific Premier Bancorp, Inc.	7,826	297,231
Park National Corp.	7,736	881,208
PennyMac Financial Services, Inc.	6,884	432,935
Pinnacle Financial Partners, Inc.	22,272	1,995,794
Prosperity Bancshares, Inc.	36,199	2,468,410
Provident Financial Services, Inc.	50,620	1,093,392
Radian Group, Inc.	173,411	3,915,620
Renasant Corp.	25,370	892,517
S&T Bancorp, Inc.	27,135	799,126
Sandy Spring Bancorp, Inc.	20,558	855,007
ServisFirst Bancshares, Inc.	5,689	404,374
Signature Bank	20,082	4,558,012
Simmons First National Corp., Class A	46,330	1,261,103
South State Corp.	17,779	1,223,906
Southside Bancshares, Inc.	7,389	266,300
Sterling Bancorp	89,095	1,934,252
Synovus Financial Corp.	107,666	4,403,539
Texas Capital Bancshares, Inc. *	28,140	1,772,257
The Bank of N.T. Butterfield & Son Ltd.	32,592	1,080,099
Tompkins Financial Corp.	3,801	291,727
Towne Bank	33,110	987,009
Trustmark Corp.	49,521	1,486,620
UMB Financial Corp.	19,560	1,830,816
Umpqua Holdings Corp.	205,815	3,883,729
United Bankshares, Inc.	58,426	2,018,034
United Community Banks, Inc.	36,708	1,057,558
Valley National Bancorp	190,891	2,460,585
Walker & Dunlop, Inc.	19,271	1,994,163
Washington Federal, Inc.	81,807	2,639,912
Webster Financial Corp.	58,171	2,798,025
WesBanco, Inc.	32,195	1,039,255
Westamerica Bancorp	10,517	584,219

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Western Alliance Bancorp	26,082	2,420,931
Wintrust Financial Corp.	33,433	2,387,116
WSFS Financial Corp.	16,708	731,476
		148,084,013

Capital Goods 11.6%
AAON, Inc.	11,925	741,139
AAR Corp. *	66,426	2,375,394
Advanced Drainage Systems, Inc.	8,629	1,053,515
Aerojet Rocketdyne Holdings, Inc.	25,763	1,215,498
Air Lease Corp.	81,896	3,469,115
Alamo Group, Inc.	7,400	1,086,098
Albany International Corp., Class A	17,707	1,528,999
Altra Industrial Motion Corp.	23,656	1,482,758
American Woodmark Corp. *	14,204	1,054,647
API Group Corp. *	34,550	791,886
Apogee Enterprises, Inc.	53,005	2,102,708
Applied Industrial Technologies, Inc.	36,858	3,306,163
Arcosa, Inc.	50,265	2,752,511
Argan, Inc.	19,004	854,230
Armstrong World Industries, Inc.	24,573	2,658,307
Astec Industries, Inc.	23,522	1,442,134
Astronics Corp. *	49,808	850,721
Atkore, Inc. *	27,711	2,081,373
AZZ, Inc.	30,102	1,595,105
Barnes Group, Inc.	48,920	2,478,776
Beacon Roofing Supply, Inc. *	68,871	3,683,221
Boise Cascade Co.	66,087	3,380,350
Builders FirstSource, Inc. *	116,257	5,173,436
BWX Technologies, Inc.	44,383	2,548,916
CAI International, Inc.	20,271	1,131,325
Chart Industries, Inc. *	8,702	1,352,726
CIRCOR International, Inc. *	19,533	602,398
Colfax Corp. *	79,818	3,662,050
Columbus McKinnon Corp.	16,909	784,578
Comfort Systems USA, Inc.	30,224	2,259,244
Crane Co.	41,526	4,037,573
CSW Industrials, Inc.	2,445	289,219
Douglas Dynamics, Inc.	17,282	689,552
Dycom Industries, Inc. *	42,141	2,924,585
Encore Wire Corp.	27,649	2,168,511
Enerpac Tool Group Corp.	49,141	1,261,449
EnerSys	38,397	3,788,248
EnPro Industries, Inc.	18,942	1,763,879
ESCO Technologies, Inc.	10,336	975,408
Evoqua Water Technologies Corp. *	11,779	388,825
Federal Signal Corp.	35,238	1,395,777
Franklin Electric Co., Inc.	24,789	2,026,749
Generac Holdings, Inc. *	8,863	3,716,788
Gibraltar Industries, Inc. *	15,180	1,133,642
GMS, Inc. *	49,801	2,446,723
GrafTech International Ltd.	22,190	252,300
Granite Construction, Inc.	103,737	3,985,576
Great Lakes Dredge & Dock Corp. *	20,958	322,753
Griffon Corp.	52,472	1,213,153
H&E Equipment Services, Inc.	56,574	1,925,213
HEICO Corp.	7,130	964,333
HEICO Corp., Class A	12,475	1,513,093
Helios Technologies, Inc.	4,684	378,701
Herc Holdings, Inc. *	25,799	3,200,108
Hillenbrand, Inc.	55,122	2,497,027
Hyster-Yale Materials Handling, Inc.	17,517	1,254,918
Ingersoll Rand, Inc. *	39,928	1,951,281
JELD-WEN Holding, Inc. *	71,206	1,885,535
John Bean Technologies Corp.	11,059	1,621,028
Kadant, Inc.	4,839	871,649
Kaman Corp.	32,476	1,440,311
Kennametal, Inc.	69,636	2,524,305
Security	Number of Shares	Value ($)
Kratos Defense & Security Solutions, Inc. *	10,504	285,709
Lindsay Corp.	7,203	1,157,450
Masonite International Corp. *	22,173	2,509,097
Matrix Service Co. *	103,831	1,132,796
Maxar Technologies, Inc.	38,441	1,394,255
McGrath RentCorp	16,495	1,293,538
Mercury Systems, Inc. *	5,437	358,842
Meritor, Inc. *	73,536	1,789,131
Moog, Inc., Class A	42,156	3,282,688
MRC Global, Inc. *	256,050	2,347,978
Mueller Industries, Inc.	76,026	3,299,528
Mueller Water Products, Inc., Class A	111,186	1,647,777
MYR Group, Inc. *	23,099	2,208,957
National Presto Industries, Inc.	6,992	674,588
NOW, Inc. *	339,089	3,346,808
Parsons Corp. *	7,880	304,326
PGT Innovations, Inc. *	14,424	325,694
Primoris Services Corp.	73,662	2,202,494
Proto Labs, Inc. *	6,232	487,280
Quanex Building Products Corp.	46,302	1,150,142
Raven Industries, Inc. *	25,882	1,507,626
RBC Bearings, Inc. *	7,621	1,790,935
Resideo Technologies, Inc. *	173,639	5,122,350
Rexnord Corp.	53,053	2,988,475
Rush Enterprises, Inc., Class A	82,668	3,884,569
Simpson Manufacturing Co., Inc.	20,934	2,354,656
SiteOne Landscape Supply, Inc. *	7,455	1,302,985
SPX Corp. *	28,035	1,868,813
SPX FLOW, Inc.	26,323	2,162,434
Standex International Corp.	11,896	1,094,432
Tennant Co.	12,280	971,594
Terex Corp.	97,067	4,651,451
Textainer Group Holdings Ltd. *	57,482	1,855,519
The Greenbrier Cos., Inc.	87,995	3,766,186
The Manitowoc Co., Inc. *	55,353	1,281,422
The Middleby Corp. *	25,797	4,939,868
The Timken Co.	54,219	4,310,410
Trex Co., Inc. *	15,280	1,483,688
TriMas Corp. *	32,583	1,066,116
Trinity Industries, Inc.	148,840	4,035,052
Triton International Ltd.	51,691	2,728,768
Tutor Perini Corp. *	177,046	2,491,037
Valmont Industries, Inc.	20,789	4,925,954
Vectrus, Inc. *	16,793	760,555
Wabash National Corp.	137,872	2,018,446
Watts Water Technologies, Inc., Class A	14,627	2,205,167
Welbilt, Inc. *	87,084	2,045,603
Woodward, Inc.	27,690	3,365,996
		220,486,718

Commercial & Professional Services 4.9%
ACCO Brands Corp.	196,614	1,757,729
ADT, Inc.	136,403	1,430,867
ASGN, Inc. *	32,704	3,307,356
Brady Corp., Class A	35,520	1,942,234
BrightView Holdings, Inc. *	25,853	414,424
CBIZ, Inc. *	33,230	1,074,658
Cimpress plc *	10,014	1,023,932
Clean Harbors, Inc. *	40,860	3,881,700
CoStar Group, Inc. *	23,971	2,129,823
Covanta Holding Corp.	172,067	3,458,547
Deluxe Corp.	103,259	4,533,070
Exponent, Inc.	10,131	1,084,929
FTI Consulting, Inc. *	22,655	3,300,833
Harsco Corp. *	84,056	1,691,207
Healthcare Services Group, Inc.	88,110	2,299,671
Heidrick & Struggles International, Inc.	7,682	328,098
Herman Miller, Inc.	101,215	4,367,427

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HNI Corp.	66,865	2,494,065
Huron Consulting Group, Inc. *	17,420	855,845
IAA, Inc. *	29,798	1,802,183
ICF International, Inc.	16,862	1,544,053
Insperity, Inc.	16,092	1,593,913
Interface, Inc.	120,699	1,740,480
KAR Auction Services, Inc. *	140,309	2,312,292
Kforce, Inc.	29,019	1,811,656
Korn Ferry	48,183	3,312,099
ManTech International Corp., Class A	22,110	1,933,741
Matthews International Corp., Class A	50,459	1,745,881
MSA Safety, Inc.	10,187	1,675,558
Pitney Bowes, Inc.	540,443	4,323,544
Resources Connection, Inc.	74,890	1,160,046
Rollins, Inc.	42,714	1,637,228
SP Plus Corp. *	40,706	1,334,750
Steelcase, Inc., Class A	194,490	2,674,237
Stericycle, Inc. *	45,773	3,229,285
Tetra Tech, Inc.	23,533	3,142,126
The Brink’s Co.	25,691	1,977,179
TransUnion	35,178	4,223,471
TriNet Group, Inc. *	13,214	1,096,498
TrueBlue, Inc. *	117,334	3,190,311
U.S. Ecology, Inc. *	19,607	686,245
UniFirst Corp.	11,423	2,487,587
Viad Corp. *	40,638	1,863,252
		93,874,030

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	22,564	1,155,954
Beazer Homes USA, Inc. *	58,338	1,065,252
Callaway Golf Co. *	52,533	1,664,245
Cavco Industries, Inc. *	5,196	1,221,060
Century Communities, Inc.	17,826	1,238,016
Columbia Sportswear Co.	20,950	2,087,039
Crocs, Inc. *	14,379	1,952,812
Deckers Outdoor Corp. *	13,317	5,471,289
Ethan Allen Interiors, Inc.	60,218	1,431,382
Fossil Group, Inc. *	260,761	3,290,804
G-III Apparel Group Ltd. *	127,413	3,804,552
Helen of Troy Ltd. *	12,981	2,899,826
Installed Building Products, Inc.	2,987	358,440
iRobot Corp. *	14,795	1,294,562
KB Home	73,418	3,115,860
Kontoor Brands, Inc.	78,308	4,336,697
La-Z-Boy, Inc.	59,300	1,991,294
LGI Homes, Inc. *	8,605	1,470,594
M.D.C. Holdings, Inc.	47,722	2,544,537
M/I Homes, Inc. *	30,639	1,982,650
Meritage Homes Corp. *	33,845	3,674,890
Movado Group, Inc.	40,558	1,219,579
Oxford Industries, Inc.	22,918	1,992,262
Skyline Champion Corp. *	6,789	382,900
Smith & Wesson Brands, Inc.	48,949	1,147,854
Steven Madden Ltd.	95,747	4,196,591
Sturm, Ruger & Co., Inc.	18,332	1,363,168
Tempur Sealy International, Inc.	77,954	3,373,070
TopBuild Corp. *	12,000	2,432,280
Tupperware Brands Corp. *	93,120	1,945,277
Universal Electronics, Inc. *	15,200	710,448
Vista Outdoor, Inc. *	66,119	2,670,546
Wolverine World Wide, Inc.	94,645	3,174,393
		72,660,123

Security	Number of Shares	Value ($)
Consumer Services 5.1%
Adtalem Global Education, Inc. *	78,697	2,859,849
American Public Education, Inc. *	22,056	653,299
Arcos Dorados Holdings, Inc., Class A *	231,699	1,406,416
Bally’s Corp. *	5,485	270,136
BJ’s Restaurants, Inc. *	36,057	1,463,193
Bloomin’ Brands, Inc. *	149,488	3,756,633
Boyd Gaming Corp. *	51,907	2,958,699
Bright Horizons Family Solutions, Inc. *	17,089	2,554,805
Brinker International, Inc. *	64,036	3,479,716
Caesars Entertainment, Inc. *	54,119	4,727,836
Choice Hotels International, Inc.	9,918	1,189,168
Churchill Downs, Inc.	13,139	2,441,226
Dave & Buster’s Entertainment, Inc. *	64,642	2,151,286
Denny’s Corp. *	58,332	820,731
Dine Brands Global, Inc. *	15,283	1,183,974
Everi Holdings, Inc. *	248,928	5,648,176
frontdoor, Inc. *	19,002	929,958
Graham Holdings Co., Class B	6,069	4,033,822
Grand Canyon Education, Inc. *	22,661	2,093,197
Hilton Grand Vacations, Inc. *	74,384	3,025,197
Houghton Mifflin Harcourt Co. *	383,188	4,337,688
Hyatt Hotels Corp., Class A *	47,025	3,755,887
International Game Technology plc *	203,909	3,823,294
Jack in the Box, Inc.	35,122	3,823,381
Laureate Education, Inc., Class A *	144,357	2,137,927
Papa John’s International, Inc.	12,472	1,423,305
Penn National Gaming, Inc. *	40,898	2,796,605
Perdoceo Education Corp. *	60,288	715,016
Planet Fitness, Inc., Class A *	14,876	1,119,121
Red Robin Gourmet Burgers, Inc. *	71,904	1,886,042
Red Rock Resorts, Inc., Class A *	52,188	2,056,207
Regis Corp. *	124,869	995,206
Ruth’s Hospitality Group, Inc. *	40,110	800,997
Scientific Games Corp., Class A *	41,808	2,579,972
SeaWorld Entertainment, Inc. *	34,141	1,618,625
Strategic Education, Inc.	11,438	906,919
Stride, Inc. *	51,015	1,564,120
Terminix Global Holdings, Inc. *	44,887	2,356,567
Texas Roadhouse, Inc.	38,487	3,547,347
The Cheesecake Factory, Inc. *	72,832	3,296,376
WW International, Inc. *	28,185	866,407
Wyndham Hotels & Resorts, Inc.	40,637	2,928,302
		96,982,628

Diversified Financials 4.2%
Apollo Commercial Real Estate Finance, Inc.	104,438	1,589,546
Apollo Global Management, Inc.	21,388	1,258,898
Arbor Realty Trust, Inc.	20,426	373,387
Ares Management Corp., Class A	5,949	426,008
Artisan Partners Asset Management, Inc., Class A	31,759	1,527,290
BGC Partners, Inc., Class A	321,308	1,718,998
Blackstone Mortgage Trust, Inc., Class A	73,303	2,376,483
Blucora, Inc. *	19,152	322,903
Brightsphere Investment Group, Inc.	53,562	1,338,514
BrightSpire Capital, Inc.	32,901	312,889
Brookfield Asset Management, Inc., Class A	13	702
Cannae Holdings, Inc. *	46,334	1,540,606
Capstead Mortgage Corp.	153,317	976,629
Chimera Investment Corp.	324,864	4,781,998
Cohen & Steers, Inc.	11,518	958,413
Compass Diversified Holdings	72,889	1,820,038
Credit Acceptance Corp. *	5,107	2,475,720
Donnelley Financial Solutions, Inc. *	49,190	1,584,410

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encore Capital Group, Inc. *	23,630	1,118,644
Enova International, Inc. *	39,924	1,321,085
FactSet Research Systems, Inc.	8,091	2,890,752
Federated Hermes, Inc.	102,961	3,340,055
FirstCash, Inc.	33,526	2,655,259
Green Dot Corp., Class A *	22,628	1,042,472
Houlihan Lokey, Inc.	18,998	1,692,722
Interactive Brokers Group, Inc., Class A	4,604	284,803
Invesco Mortgage Capital, Inc.	465,954	1,602,882
Ladder Capital Corp. REIT	141,337	1,614,069
MarketAxess Holdings, Inc.	3,138	1,491,083
MFA Financial, Inc.	543,490	2,538,098
Moelis & Co., Class A	29,859	1,769,146
Morningstar, Inc.	5,446	1,375,823
Nelnet, Inc., Class A	16,480	1,240,944
New York Mortgage Trust, Inc.	294,820	1,288,363
PennyMac Mortgage Investment Trust	79,130	1,560,444
Piper Sandler Cos.	9,201	1,128,871
PRA Group, Inc. *	34,313	1,331,001
Redwood Trust, Inc.	132,190	1,569,095
Santander Consumer USA Holdings, Inc.	166,587	6,835,065
SLM Corp.	244,736	4,608,379
Stifel Financial Corp.	42,425	2,822,960
The Carlyle Group, Inc.	16,667	841,184
TPG RE Finance Trust, Inc.	27,334	359,715
Tradeweb Markets, Inc., Class A	4,974	431,395
Two Harbors Investment Corp.	334,742	2,145,696
Virtu Financial, Inc., Class A	9,970	256,628
Virtus Investment Partners, Inc.	3,650	1,007,875
WisdomTree Investments, Inc.	144,532	893,208
World Acceptance Corp. *	9,490	1,799,019
		80,240,167

Energy 5.1%
Alto Ingredients, Inc. *	202,697	1,074,294
Arch Resources, Inc. *	67,537	4,438,532
Archrock, Inc.	158,071	1,360,991
Callon Petroleum Co. *	63,648	2,505,185
Centennial Resource Development, Inc., Class A *	689,621	3,592,925
ChampionX Corp. *	106,232	2,468,832
Cimarex Energy Co.	59,731	3,894,461
CNX Resources Corp. *	267,309	3,234,439
CONSOL Energy, Inc. *	237,885	4,997,964
Continental Resources, Inc.	89,148	3,044,404
Core Laboratories N.V.	53,406	1,781,624
CVR Energy, Inc.	92,992	1,270,271
Denbury, Inc. *	38,505	2,530,164
DHT Holdings, Inc.	64,873	376,263
Dril-Quip, Inc. *	45,258	1,293,474
EQT Corp. *	152,204	2,799,032
Equitrans Midstream Corp.	303,764	2,496,940
Golar LNG Ltd. *	40,698	454,190
Green Plains, Inc. *	121,439	4,294,083
Helix Energy Solutions Group, Inc. *	211,016	875,716
International Seaways, Inc.	58,753	966,487
Kosmos Energy Ltd. *	620,017	1,432,239
Liberty Oilfield Services, Inc., Class A *	64,972	662,065
Magnolia Oil & Gas Corp., Class A *	95,543	1,337,602
Matador Resources Co.	56,772	1,754,255
NexTier Oilfield Solutions, Inc. *	263,048	1,004,843
Nordic American Tankers Ltd.	261,648	682,901
Oceaneering International, Inc. *	483,545	6,411,807
Oil States International, Inc. *	336,306	1,903,492
Par Pacific Holdings, Inc. *	87,990	1,441,276
PDC Energy, Inc.	88,586	3,503,576
ProPetro Holding Corp. *	138,089	1,042,572
Range Resources Corp. *	221,388	3,371,739
Security	Number of Shares	Value ($)
Renewable Energy Group, Inc. *	38,487	2,357,329
Scorpio Tankers, Inc.	78,150	1,277,752
SFL Corp., Ltd.	162,182	1,114,190
SM Energy Co.	724,186	13,542,278
Southwestern Energy Co. *	361,791	1,704,036
Teekay Tankers Ltd., Class A *	61,112	773,067
US Silica Holdings, Inc. *	168,927	1,706,163
		96,773,453

Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc. *	30,940	1,566,802
Grocery Outlet Holding Corp. *	13,954	462,156
Ingles Markets, Inc., Class A	42,418	2,534,900
PriceSmart, Inc.	30,630	2,748,736
The Andersons, Inc.	98,270	2,623,809
The Chefs’ Warehouse, Inc. *	32,050	926,886
Weis Markets, Inc.	27,390	1,442,083
		12,305,372

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc. (a)	77,272	2,219,252
Brown-Forman Corp., Class B	60,191	4,268,746
Cal-Maine Foods, Inc.	47,695	1,664,079
Calavo Growers, Inc.	17,117	964,372
Coca-Cola Consolidated, Inc.	2,655	1,059,743
Fresh Del Monte Produce, Inc.	115,040	3,550,134
Hostess Brands, Inc. *	59,928	964,242
J&J Snack Foods Corp.	10,387	1,707,415
John B. Sanfilippo & Son, Inc.	10,777	995,364
Lamb Weston Holdings, Inc.	41,081	2,742,978
Lancaster Colony Corp.	10,337	2,045,382
Nomad Foods Ltd. *	74,058	1,934,395
Pilgrim’s Pride Corp. *	106,606	2,361,323
The Boston Beer Co., Inc., Class A *	1,563	1,109,730
The Hain Celestial Group, Inc. *	57,277	2,285,925
TreeHouse Foods, Inc. *	77,102	3,423,329
Universal Corp.	65,372	3,409,803
Vector Group Ltd.	148,697	1,986,592
		38,692,804

Health Care Equipment & Services 4.7%
ABIOMED, Inc. *	4,075	1,333,096
Acadia Healthcare Co., Inc. *	58,784	3,628,148
Addus HomeCare Corp. *	2,800	243,012
Allscripts Healthcare Solutions, Inc. *	112,544	1,922,252
Amedisys, Inc. *	6,322	1,647,640
AMN Healthcare Services, Inc. *	28,663	2,882,351
Avanos Medical, Inc. *	21,900	830,886
Brookdale Senior Living, Inc. *	518,437	3,898,646
Change Healthcare, Inc. *	44,709	970,632
Chemed Corp.	5,944	2,829,463
Community Health Systems, Inc. *	269,559	3,590,526
CONMED Corp.	9,505	1,311,120
Covetrus, Inc. *	111,768	2,845,613
Globus Medical, Inc., Class A *	19,060	1,585,220
Haemonetics Corp. *	17,802	1,082,184
Hill-Rom Holdings, Inc.	30,105	4,168,338
ICU Medical, Inc. *	6,129	1,245,964
IDEXX Laboratories, Inc. *	4,193	2,845,076
Integer Holdings Corp. *	16,495	1,614,696
Integra LifeSciences Holdings Corp. *	17,912	1,296,650
LHC Group, Inc. *	7,179	1,544,777
LivaNova plc *	14,733	1,271,458
Masimo Corp. *	7,740	2,108,299
MEDNAX, Inc. *	212,992	6,202,327
Merit Medical Systems, Inc. *	15,957	1,118,426

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ModivCare, Inc. *	9,551	1,623,670
National HealthCare Corp.	17,042	1,323,311
Natus Medical, Inc. *	10,813	288,707
Neogen Corp. *	18,978	826,682
NextGen Healthcare, Inc. *	40,421	655,629
NuVasive, Inc. *	25,610	1,637,760
Omnicell, Inc. *	8,412	1,232,358
Orthofix Medical, Inc. *	13,342	530,211
Owens & Minor, Inc.	144,086	6,663,977
Premier, Inc., Class A	60,398	2,152,585
Select Medical Holdings Corp.	88,082	3,474,835
Teleflex, Inc.	9,052	3,597,536
The Ensign Group, Inc.	18,714	1,592,000
Triple-S Management Corp., Class B *	68,753	1,672,760
U.S. Physical Therapy, Inc.	2,256	266,569
Varex Imaging Corp. *	46,931	1,281,216
Veeva Systems, Inc., Class A *	4,209	1,400,376
West Pharmaceutical Services, Inc.	10,264	4,225,997
		88,462,979

Household & Personal Products 1.0%
Central Garden & Pet Co. *	6,787	327,744
Central Garden & Pet Co., Class A *	27,999	1,212,637
Coty, Inc., Class A *	482,948	4,216,136
Edgewell Personal Care Co.	85,968	3,531,566
Energizer Holdings, Inc.	31,591	1,353,674
Herbalife Nutrition Ltd. *	53,963	2,748,875
Inter Parfums, Inc.	3,831	294,489
Medifast, Inc.	3,047	869,949
Spectrum Brands Holdings, Inc.	35,284	3,082,057
USANA Health Sciences, Inc. *	13,987	1,332,542
WD-40 Co.	3,706	900,521
		19,870,190

Insurance 2.2%
Ambac Financial Group, Inc. *	72,081	1,046,616
American Equity Investment Life Holding Co.	121,240	3,890,592
American National Group, Inc.	7,987	1,317,695
AMERISAFE, Inc.	16,452	941,054
Argo Group International Holdings Ltd.	33,233	1,732,436
Brighthouse Financial, Inc. *	43,446	1,870,785
CNA Financial Corp.	34,786	1,530,932
Employers Holdings, Inc.	29,016	1,204,744
Enstar Group Ltd. *	4,318	1,109,812
Horace Mann Educators Corp.	25,963	1,033,587
James River Group Holdings Ltd.	28,200	1,025,916
Kemper Corp.	35,635	2,352,266
MBIA, Inc. *	188,978	2,466,163
Mercury General Corp.	28,760	1,749,471
ProAssurance Corp.	151,573	3,073,900
RenaissanceRe Holdings Ltd.	21,962	3,353,378
RLI Corp.	14,067	1,524,582
Safety Insurance Group, Inc.	13,228	1,013,529
Selective Insurance Group, Inc.	33,165	2,697,973
SiriusPoint Ltd. *	31,533	309,023
Stewart Information Services Corp.	36,884	2,176,525
United Fire Group, Inc.	29,018	723,129
Universal Insurance Holdings, Inc.	67,906	961,549
White Mountains Insurance Group Ltd.	3,040	3,439,973
		42,545,630

Materials 6.5%
AdvanSix, Inc. *	62,380	2,086,611
Allegheny Technologies, Inc. *	168,217	3,453,495
Avient Corp.	81,414	3,950,207
Security	Number of Shares	Value ($)
Balchem Corp.	10,262	1,384,241
Cabot Corp.	66,304	3,650,698
Carpenter Technology Corp.	91,486	3,490,191
Century Aluminum Co. *	71,884	1,046,631
Clearwater Paper Corp. *	41,815	1,233,124
Cleveland-Cliffs, Inc. *	282,043	7,051,075
Compass Minerals International, Inc.	34,037	2,333,577
Constellium SE *	96,842	1,827,409
Eagle Materials, Inc.	27,301	3,858,177
Element Solutions, Inc.	109,559	2,562,585
Ferro Corp. *	59,138	1,230,070
GCP Applied Technologies, Inc. *	41,219	958,342
Glatfelter Corp.	71,166	1,083,858
Greif, Inc., Class A	39,026	2,365,756
H.B. Fuller Co.	38,819	2,508,484
Hawkins, Inc.	9,423	342,149
Hecla Mining Co.	169,015	1,130,710
Ingevity Corp. *	18,781	1,595,258
Innospec, Inc.	19,426	1,718,230
Kaiser Aluminum Corp.	21,626	2,631,452
Koppers Holdings, Inc. *	23,604	724,879
Kraton Corp. *	57,666	2,202,265
Livent Corp. *	51,914	1,012,842
Louisiana-Pacific Corp.	86,936	4,819,732
Materion Corp.	22,532	1,607,884
Minerals Technologies, Inc.	35,075	2,813,716
Myers Industries, Inc.	36,259	767,966
Neenah, Inc.	25,368	1,275,249
NewMarket Corp.	6,382	2,016,138
Orion Engineered Carbons S.A. *	88,789	1,605,305
Quaker Chemical Corp.	3,435	864,727
Royal Gold, Inc.	12,820	1,557,886
Schnitzer Steel Industries, Inc., Class A	66,823	3,502,862
Schweitzer-Mauduit International, Inc.	38,686	1,521,520
Sensient Technologies Corp.	29,677	2,587,241
Silgan Holdings, Inc.	72,892	2,953,584
Southern Copper Corp.	34,935	2,293,133
Stepan Co.	17,584	2,074,033
Summit Materials, Inc., Class A *	95,557	3,210,715
SunCoke Energy, Inc.	224,912	1,738,570
The Scotts Miracle-Gro Co.	14,622	2,587,509
Tredegar Corp.	25,735	336,356
Trinseo S.A.	76,882	4,179,306
Tronox Holdings plc, Class A	85,852	1,582,252
US Concrete, Inc. *	22,420	1,632,400
Valvoline, Inc.	68,953	2,115,478
Verso Corp., Class A	168,253	3,200,172
W.R. Grace & Co.	43,937	3,058,015
Warrior Met Coal, Inc.	191,856	3,581,952
Westlake Chemical Corp.	36,052	2,989,432
Worthington Industries, Inc.	43,349	2,773,036
		122,678,485

Media & Entertainment 4.1%
AMC Entertainment Holdings, Inc., Class A *(a)	257,705	9,540,239
AMC Networks, Inc., Class A *	88,679	4,437,497
Cable One, Inc.	1,018	1,921,974
Cars.com, Inc. *	115,099	1,390,396
Gannett Co., Inc. *	528,311	3,048,354
Gray Television, Inc.	78,970	1,750,765
iHeartMedia, Inc., Class A *	149,436	3,862,921
IMAX Corp. *	15,027	242,536
John Wiley & Sons, Inc., Class A	55,156	3,242,070
Liberty Media Corp. - Liberty Formula One, Class A *	5,486	227,450
Liberty Media Corp. - Liberty Formula One, Class C *	42,066	1,974,157

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty TripAdvisor Holdings, Inc., Class A *	196,283	820,463
Lions Gate Entertainment Corp., Class A *	56,400	847,692
Lions Gate Entertainment Corp., Class B *	121,058	1,617,335
Live Nation Entertainment, Inc. *	32,544	2,567,396
Madison Square Garden Entertainment Corp. *	17,950	1,255,782
Madison Square Garden Sports Corp. *	5,705	928,432
Meredith Corp. *	87,783	3,830,850
National CineMedia, Inc.	222,690	774,961
Nexstar Media Group, Inc., Class A	26,498	3,897,061
Scholastic Corp.	65,987	2,217,823
Sinclair Broadcast Group, Inc., Class A	102,074	2,887,673
Sirius XM Holdings, Inc.	487,542	3,154,397
Spotify Technology S.A. *	5,909	1,351,211
Take-Two Interactive Software, Inc. *	17,466	3,028,954
TEGNA, Inc.	231,153	4,096,031
The E.W. Scripps Co., Class A	44,013	839,768
The Marcus Corp. *	45,261	727,344
The New York Times Co., Class A	44,330	1,940,767
TripAdvisor, Inc. *	72,081	2,735,474
World Wrestling Entertainment, Inc., Class A	6,284	310,304
Yandex N.V., Class A *	41,776	2,837,844
Yelp, Inc. *	47,734	1,785,252
Zillow Group, Inc., Class A *	861	92,239
Zillow Group, Inc., Class C *	2,000	212,520
Zynga, Inc., Class A *	147,885	1,493,638
		77,889,570

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes plc *	40,281	1,042,069
Avantor, Inc. *	22,985	863,776
Bio-Rad Laboratories, Inc., Class A *	3,793	2,804,961
Bio-Techne Corp.	4,645	2,240,005
BioMarin Pharmaceutical, Inc. *	14,539	1,115,578
Bruker Corp.	31,682	2,605,845
Catalent, Inc. *	22,046	2,641,331
Charles River Laboratories International, Inc. *	9,010	3,666,349
Elanco Animal Health, Inc. *	113,370	4,134,604
Emergent BioSolutions, Inc. *	10,804	711,984
Exelixis, Inc. *	27,347	460,797
Horizon Therapeutics plc *	10,561	1,056,311
Incyte Corp. *	17,785	1,375,670
Ligand Pharmaceuticals, Inc. *	2,176	246,998
Medpace Holdings, Inc. *	2,193	385,836
Myriad Genetics, Inc. *	90,071	2,848,946
PDL BioPharma, Inc. *(b)	397,542	981,929
PerkinElmer, Inc.	27,162	4,949,731
PPD, Inc. *	19,271	888,779
Prestige Consumer Healthcare, Inc. *	32,728	1,719,856
Royalty Pharma plc, Class A	6,508	248,606
Syneos Health, Inc. *	25,517	2,288,109
		39,278,070

Real Estate 9.8%
Acadia Realty Trust	61,773	1,321,942
Alexander & Baldwin, Inc.	112,234	2,246,925
American Assets Trust, Inc.	28,682	1,059,226
American Campus Communities, Inc.	86,919	4,372,895
American Finance Trust, Inc.	104,476	884,912
American Homes 4 Rent, Class A	68,850	2,891,700
Americold Realty Trust	38,573	1,498,561
Brandywine Realty Trust	180,607	2,521,274
CareTrust REIT, Inc.	13,082	315,538
Centerspace	10,488	943,920
Chatham Lodging Trust *	88,668	1,088,843
Security	Number of Shares	Value ($)
Columbia Property Trust, Inc.	136,358	2,273,088
CoreSite Realty Corp.	10,018	1,384,588
Corporate Office Properties Trust	76,986	2,266,468
Cousins Properties, Inc.	46,577	1,850,038
CubeSmart	67,285	3,341,373
Cushman & Wakefield plc *	61,752	1,152,910
CyrusOne, Inc.	31,629	2,254,199
DiamondRock Hospitality Co. *	310,804	2,676,022
Douglas Emmett, Inc.	82,776	2,764,718
Easterly Government Properties, Inc.	14,770	335,279
EastGroup Properties, Inc.	8,294	1,461,569
Empire State Realty Trust, Inc., Class A	176,648	2,019,087
EPR Properties	59,885	3,012,215
Equity Commonwealth	61,653	1,620,857
Equity LifeStyle Properties, Inc.	45,080	3,777,704
Federal Realty Investment Trust	37,566	4,415,132
First Industrial Realty Trust, Inc.	35,184	1,927,379
Gaming & Leisure Properties, Inc.	82,514	3,906,213
Global Net Lease, Inc.	56,444	1,042,521
Healthcare Realty Trust, Inc.	65,131	2,076,376
Healthcare Trust of America, Inc., Class A	92,050	2,631,709
Hersha Hospitality Trust *	115,944	1,091,033
Highwoods Properties, Inc.	72,649	3,464,631
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	87,914	2,396,536
Independence Realty Trust, Inc.	22,426	432,373
Industrial Logistics Properties Trust	16,387	444,088
iStar, Inc.	69,328	1,679,817
JBG SMITH Properties	51,384	1,676,660
Kennedy-Wilson Holdings, Inc.	89,220	1,801,352
Kilroy Realty Corp.	47,351	3,280,004
Kite Realty Group Trust	95,935	1,934,050
Lexington Realty Trust	157,787	2,074,899
Life Storage, Inc.	27,342	3,208,857
LTC Properties, Inc.	18,629	705,108
Mack-Cali Realty Corp. *	97,298	1,751,364
Marcus & Millichap, Inc. *	19,390	771,528
Medical Properties Trust, Inc.	135,786	2,855,580
National Health Investors, Inc.	17,364	1,184,746
National Retail Properties, Inc.	61,798	3,020,068
New Senior Investment Group, Inc.	178,147	1,642,515
Newmark Group, Inc., Class A	98,016	1,262,446
Office Properties Income Trust	57,090	1,654,468
Outfront Media, Inc. *	191,659	4,578,733
Paramount Group, Inc.	215,961	2,107,779
Pebblebrook Hotel Trust	123,142	2,769,464
Physicians Realty Trust	71,481	1,354,565
Piedmont Office Realty Trust, Inc., Class A	149,091	2,835,711
PotlatchDeltic Corp.	29,668	1,540,956
Preferred Apartment Communities, Inc., Class A	93,491	985,395
PS Business Parks, Inc.	7,907	1,215,069
QTS Realty Trust, Inc., Class A	17,458	1,356,661
Rayonier, Inc.	81,532	3,074,572
Retail Opportunity Investments Corp.	73,162	1,292,773
Retail Properties of America, Inc., Class A	281,726	3,552,565
Rexford Industrial Realty, Inc.	6,951	427,625
RPT Realty	120,111	1,530,214
Ryman Hospitality Properties, Inc. *	36,823	2,824,324
Sabra Health Care REIT, Inc.	105,480	1,960,873
SBA Communications Corp.	11,339	3,866,486
Seritage Growth Properties, Class A *	40,145	637,101
SITE Centers Corp.	221,786	3,517,526
Spirit Realty Capital, Inc.	57,375	2,881,372
STAG Industrial, Inc.	35,282	1,457,852
STORE Capital Corp.	56,312	2,037,931
Summit Hotel Properties, Inc. *	150,116	1,352,545
Sun Communities, Inc.	22,153	4,344,425
Sunstone Hotel Investors, Inc. *	328,362	3,789,297

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	184,693	3,171,179
Terreno Realty Corp.	5,155	352,396
The GEO Group, Inc. (a)	438,803	3,036,517
The Howard Hughes Corp. *	15,960	1,479,652
Uniti Group, Inc.	296,732	3,474,732
Urban Edge Properties	92,422	1,756,018
VICI Properties, Inc.	104,685	3,265,125
Washington Real Estate Investment Trust	59,378	1,442,292
Weingarten Realty Investors	95,811	3,084,156
Xenia Hotels & Resorts, Inc. *	175,777	3,107,737
		187,128,922

Retailing 5.9%
Abercrombie & Fitch Co., Class A *	204,568	7,734,716
America’s Car-Mart, Inc. *	2,001	318,159
Big 5 Sporting Goods Corp. (a)	207,002	4,537,484
Boot Barn Holdings, Inc. *	4,534	391,828
Caleres, Inc.	177,289	4,386,130
Chico’s FAS, Inc. *	1,697,367	10,489,728
Citi Trends, Inc. *	23,017	1,835,606
Conn’s, Inc. *	62,292	1,385,374
Designer Brands, Inc., Class A *	339,192	4,942,027
Dillard’s, Inc., Class A	63,627	11,660,920
Etsy, Inc. *	1,656	303,893
Express, Inc. *	1,397,528	6,554,406
Five Below, Inc. *	10,035	1,951,005
Floor & Decor Holdings, Inc., Class A *	10,806	1,318,440
Genesco, Inc. *	85,486	4,911,171
Groupon, Inc. *	51,863	1,886,257
Guess?, Inc.	106,522	2,377,571
Haverty Furniture Cos., Inc.	34,371	1,237,012
Hibbett, Inc.	33,782	2,995,112
MarineMax, Inc. *	23,239	1,250,026
MercadoLibre, Inc. *	678	1,063,579
Monro, Inc.	27,584	1,599,872
National Vision Holdings, Inc. *	27,385	1,478,242
Ollie’s Bargain Outlet Holdings, Inc. *	14,420	1,342,502
Overstock.com, Inc. *	43,759	3,047,377
Party City Holdco, Inc. *	285,169	2,435,343
PetMed Express, Inc.	9,663	303,322
Pool Corp.	8,603	4,110,685
Rent-A-Center, Inc.	24,483	1,400,917
RH *	1,773	1,177,414
Sally Beauty Holdings, Inc. *	245,055	4,636,441
Shoe Carnival, Inc.	46,245	1,558,456
Sleep Number Corp. *	20,032	1,987,375
Sonic Automotive, Inc., Class A	56,939	3,106,022
Stamps.com, Inc. *	5,409	1,767,445
Stitch Fix, Inc., Class A *	5,311	286,369
The Buckle, Inc.	51,072	2,149,110
The Children’s Place, Inc. *	42,299	3,567,075
TravelCenters of America, Inc. *	30,580	884,374
Zumiez, Inc. *	29,589	1,291,560
		111,660,345

Semiconductors & Semiconductor Equipment 2.0%
Ambarella, Inc. *	8,577	844,749
Amkor Technology, Inc.	127,188	3,133,912
Brooks Automation, Inc.	13,068	1,163,183
Cirrus Logic, Inc. *	42,595	3,517,921
CMC Materials, Inc.	7,106	1,027,812
Cree, Inc. *	33,636	3,120,075
Diodes, Inc. *	19,454	1,595,228
Entegris, Inc.	22,361	2,697,631
First Solar, Inc. *	43,236	3,720,025
FormFactor, Inc. *	9,229	343,873
Kulicke & Soffa Industries, Inc.	41,510	2,256,484
Security	Number of Shares	Value ($)
MKS Instruments, Inc.	20,410	3,192,940
Monolithic Power Systems, Inc.	3,388	1,522,093
Photronics, Inc. *	80,950	1,082,301
Power Integrations, Inc.	15,616	1,514,596
Semtech Corp. *	16,833	1,042,131
Silicon Laboratories, Inc. *	10,370	1,545,026
SolarEdge Technologies, Inc. *	1,795	465,767
Synaptics, Inc. *	22,168	3,367,763
Ultra Clean Holdings, Inc. *	19,354	1,045,309
Universal Display Corp.	1,639	384,329
		38,583,148

Software & Services 4.7%
ACI Worldwide, Inc. *	46,389	1,591,143
Aspen Technology, Inc. *	14,193	2,075,868
Avaya Holdings Corp. *	53,927	1,306,112
Black Knight, Inc. *	33,765	2,796,080
Blackbaud, Inc. *	12,895	919,800
Cerence, Inc. *	13,233	1,422,680
Cognyte Software Ltd. *	23,643	614,009
CommVault Systems, Inc. *	19,576	1,479,750
Concentrix Corp. *	34,178	5,595,964
Conduent, Inc. *	737,239	4,946,874
CSG Systems International, Inc.	28,685	1,301,152
Dolby Laboratories, Inc., Class A	22,719	2,206,015
Dropbox, Inc., Class A *	18,736	589,997
Ebix, Inc.	28,723	868,009
Envestnet, Inc. *	4,797	360,878
EPAM Systems, Inc. *	5,732	3,208,774
Euronet Worldwide, Inc. *	20,283	2,896,818
EVERTEC, Inc.	24,304	1,062,085
ExlService Holdings, Inc. *	13,981	1,582,929
Fair Isaac Corp. *	4,741	2,483,857
Fortinet, Inc. *	11,142	3,033,298
Gartner, Inc. *	20,232	5,356,017
Globant S.A. *	1,568	375,003
GoDaddy, Inc., Class A *	15,894	1,332,712
Guidewire Software, Inc. *	3,067	353,318
InterDigital, Inc.	30,304	1,996,731
j2 Global, Inc. *	24,944	3,523,839
LiveRamp Holdings, Inc. *	40,392	1,616,084
Manhattan Associates, Inc. *	17,131	2,734,622
MicroStrategy, Inc., Class A *(a)	2,660	1,665,187
Nuance Communications, Inc. *	37,516	2,059,628
Pagseguro Digital Ltd., Class A *	8,116	449,951
Palo Alto Networks, Inc. *	3,821	1,524,770
Paycom Software, Inc. *	2,304	921,600
Pegasystems, Inc.	5,126	654,283
Perficient, Inc. *	14,711	1,387,100
Progress Software Corp.	27,249	1,242,282
PTC, Inc. *	13,563	1,837,108
ServiceNow, Inc. *	952	559,671
Splunk, Inc. *	4,539	644,447
Square, Inc., Class A *	4,478	1,107,230
StoneCo Ltd., Class A *	3,812	224,298
Sykes Enterprises, Inc. *	46,826	2,512,683
Tyler Technologies, Inc. *	3,669	1,807,496
Unisys Corp. *	48,989	1,094,904
Verint Systems, Inc. *	22,648	966,390
VMware, Inc., Class A *(a)	22,169	3,408,262
Vonage Holdings Corp. *	82,659	1,178,717
WEX, Inc. *	10,827	2,054,207
Workday, Inc., Class A *	1,695	397,308
Xperi Holding Corp.	102,372	2,126,266
		89,454,206

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.3%
3D Systems Corp. *	59,200	1,630,368
ADTRAN, Inc.	75,498	1,691,910
Advanced Energy Industries, Inc.	14,050	1,457,687
Arista Networks, Inc. *	7,501	2,853,305
Badger Meter, Inc.	9,492	958,977
Belden, Inc.	56,625	2,774,625
Benchmark Electronics, Inc.	123,447	3,259,001
Ciena Corp. *	63,454	3,689,216
Cognex Corp.	27,354	2,473,075
Coherent, Inc. *	13,900	3,418,566
CommScope Holding Co., Inc. *	310,149	6,562,753
Comtech Telecommunications Corp.	35,010	874,200
CTS Corp.	24,335	851,482
EchoStar Corp., Class A *	67,000	1,494,100
ePlus, Inc. *	17,372	1,606,215
Fabrinet *	19,257	1,820,172
II-VI, Inc. *	23,170	1,617,498
IPG Photonics Corp. *	11,691	2,550,509
Itron, Inc. *	16,964	1,672,990
Knowles Corp. *	71,111	1,425,064
Littelfuse, Inc.	8,955	2,381,940
Lumentum Holdings, Inc. *	14,204	1,192,994
Methode Electronics, Inc.	37,168	1,777,745
National Instruments Corp.	74,335	3,278,917
NETGEAR, Inc. *	30,772	1,053,941
NetScout Systems, Inc. *	103,228	2,968,837
Novanta, Inc. *	2,313	324,768
OSI Systems, Inc. *	13,982	1,398,899
PC Connection, Inc.	26,041	1,238,510
Plantronics, Inc. *	58,636	1,828,857
Plexus Corp. *	32,731	2,956,264
Rogers Corp. *	8,169	1,557,011
ScanSource, Inc. *	103,051	2,843,177
Stratasys Ltd. *	40,835	806,083
Super Micro Computer, Inc. *	56,942	2,166,074
TTM Technologies, Inc. *	167,572	2,344,332
ViaSat, Inc. *	44,089	2,188,578
Viavi Solutions, Inc. *	58,552	977,233
Vishay Intertechnology, Inc.	159,888	3,538,321
		81,504,194

Telecommunication Services 0.6%
ATN International, Inc.	13,986	602,097
Cincinnati Bell, Inc. *	74,262	1,139,179
Cogent Communications Holdings, Inc.	16,883	1,310,290
Consolidated Communications Holdings, Inc. *	281,990	2,168,503
Iridium Communications, Inc. *	24,886	1,050,936
Liberty Latin America Ltd., Class A *	69,034	942,314
Liberty Latin America Ltd., Class C *	200,047	2,766,650
Shenandoah Telecommunications Co.	21,053	1,111,388
United States Cellular Corp. *	28,556	1,038,296
		12,129,653

Transportation 2.1%
Air Transport Services Group, Inc. *	45,730	1,106,666
Alaska Air Group, Inc. *	50,182	2,912,061
Allegiant Travel Co. *	4,085	776,640
AMERCO	6,396	3,760,592
ArcBest Corp.	56,169	3,320,150
Atlas Air Worldwide Holdings, Inc. *	21,487	1,438,984
Atlas Corp.	106,313	1,389,511
Copa Holdings S.A., Class A *	11,379	806,885
Costamare, Inc.	84,521	916,208
Echo Global Logistics, Inc. *	46,057	1,424,543
Security	Number of Shares	Value ($)
Forward Air Corp.	25,253	2,233,375
Hawaiian Holdings, Inc. *	42,595	840,399
Heartland Express, Inc.	49,953	850,700
Hub Group, Inc., Class A *	52,586	3,485,400
JetBlue Airways Corp. *	172,963	2,558,123
Marten Transport Ltd.	57,810	914,554
Mesa Air Group, Inc. *	28,471	253,961
Saia, Inc. *	10,638	2,404,188
Schneider National, Inc., Class B	78,587	1,763,492
SkyWest, Inc. *	21,399	866,446
Spirit Airlines, Inc. *	34,328	926,169
Uber Technologies, Inc. *	43,910	1,908,329
Werner Enterprises, Inc.	64,167	2,933,074
Yellow Corp. *	134,691	700,393
		40,490,843

Utilities 3.0%
ALLETE, Inc.	48,865	3,436,187
American States Water Co.	14,957	1,321,002
Atlantica Sustainable Infrastructure plc	45,130	1,794,369
Avangrid, Inc.	45,836	2,389,889
Avista Corp.	72,064	3,086,501
Black Hills Corp.	50,085	3,388,250
California Water Service Group	22,317	1,398,830
Chesapeake Utilities Corp.	8,263	1,029,487
Clearway Energy, Inc., Class A	12,832	345,822
Clearway Energy, Inc., Class C	28,469	816,491
Essential Utilities, Inc.	63,885	3,138,031
Hawaiian Electric Industries, Inc.	95,850	4,154,139
IDACORP, Inc.	33,528	3,535,528
MGE Energy, Inc.	18,270	1,427,252
National Fuel Gas Co.	65,018	3,343,876
New Jersey Resources Corp.	73,195	2,819,471
Northwest Natural Holding Co.	25,030	1,308,819
NorthWestern Corp.	47,706	2,957,295
ONE Gas, Inc.	39,148	2,888,340
Ormat Technologies, Inc.	16,819	1,172,957
Otter Tail Corp.	33,961	1,724,879
PNM Resources, Inc.	55,771	2,695,412
SJW Group	11,756	810,341
South Jersey Industries, Inc.	75,862	1,909,447
Spire, Inc.	44,927	3,187,571
Unitil Corp.	16,425	869,211
		56,949,397
Total Common Stock
(Cost $1,117,109,565)		1,898,226,366

Preferred Stock 0.0% of net assets

Real Estate 0.0%
Brookfield Property Preferred LP, 6.25%, matures 7/26/2081	11	275
Total Preferred Stock
(Cost $272)		275

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Short-Term Investments 1.5% of net assets

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	5,055,721	5,055,721
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	24,038,971	24,038,971
Total Short-Term Investments
(Cost $29,094,692)		29,094,692

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	57	6,331,560	(150,723)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,806,392.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,671,819,374	$—	$—	$1,671,819,374
Pharmaceuticals, Biotechnology & Life Sciences	38,296,141	—	981,929	39,278,070
Real Estate	187,128,922	—	—*	187,128,922
Preferred Stock[1]	275	—	—	275
Short-Term Investments[1]	29,094,692	—	—	29,094,692
Liabilities
Futures Contracts[2]	(150,723)	—	—	(150,723)
Total	$1,926,188,681	$—	$981,929	$1,927,170,610
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 5.3%
AGL Energy Ltd.	122,043	646,295
Amcor plc	65,204	756,377
AMP Ltd.	747,273	572,468
Ampol Ltd.	49,082	1,021,798
APA Group	55,149	386,980
Aristocrat Leisure Ltd.	12,464	381,962
Aurizon Holdings Ltd.	191,580	543,686
Australia & New Zealand Banking Group Ltd.	254,040	5,171,893
Bendigo & Adelaide Bank Ltd.	45,494	345,358
BGP Holdings plc *(a)	453,854	833
BHP Group Ltd.	198,751	7,806,702
BlueScope Steel Ltd.	62,146	1,102,055
Boral Ltd. *	55,547	293,578
Brambles Ltd.	93,331	799,069
Coles Group Ltd.	94,270	1,213,212
Commonwealth Bank of Australia	99,176	7,270,401
Computershare Ltd.	26,081	299,871
Crown Resorts Ltd. *	44,172	280,243
CSL Ltd.	6,256	1,331,843
Downer EDI Ltd.	112,482	437,608
Endeavour Group Ltd. *	108,647	528,614
Fortescue Metals Group Ltd.	60,610	1,107,502
Goodman Group	24,257	403,446
Incitec Pivot Ltd.	210,494	414,937
Insurance Australia Group Ltd.	215,183	767,375
James Hardie Industries plc	8,769	295,853
JB Hi-Fi Ltd.	7,467	263,687
Lendlease Corp. Ltd.	82,001	736,024
Macquarie Group Ltd.	13,684	1,580,070
Medibank Pvt Ltd.	230,211	561,458
Metcash Ltd.	185,081	547,920
Mirvac Group	229,886	482,508
National Australia Bank Ltd.	252,310	4,811,486
Newcrest Mining Ltd.	25,586	494,515
Oil Search Ltd.	119,371	333,640
Orica Ltd.	30,942	282,214
Origin Energy Ltd.	216,812	655,040
Qantas Airways Ltd. *	86,214	290,629
QBE Insurance Group Ltd.	107,893	864,644
Ramsay Health Care Ltd.	7,410	350,447
Rio Tinto Ltd.	28,234	2,767,213
Santos Ltd.	56,114	264,795
Scentre Group	355,768	679,247
Sims Ltd.	39,311	475,233
Sonic Healthcare Ltd.	19,356	571,900
South32 Ltd.	416,879	913,503
Stockland	153,188	495,428
Suncorp Group Ltd.	165,575	1,406,205
Tabcorp Holdings Ltd.	102,481	374,067
Telstra Corp. Ltd.	629,099	1,752,307
Transurban Group	56,483	595,771
Security	Number of Shares	Value ($)
Treasury Wine Estates Ltd.	32,601	285,967
Viva Energy Group Ltd.	259,505	393,574
Wesfarmers Ltd.	83,555	3,767,214
Westpac Banking Corp.	335,428	6,025,107
Woodside Petroleum Ltd.	90,936	1,460,792
Woolworths Group Ltd.	110,418	3,158,642
		71,821,206

Austria 0.3%
Erste Group Bank AG	26,604	1,030,920
OMV AG	22,602	1,220,367
Raiffeisen Bank International AG	17,663	417,637
Voestalpine AG	22,244	981,308
Wienerberger AG	9,178	375,161
		4,025,393

Belgium 0.7%
Ageas S.A./N.V.	15,443	815,478
Anheuser-Busch InBev S.A./N.V.	56,304	3,553,464
Etablissements Franz Colruyt N.V.	5,465	310,727
Groupe Bruxelles Lambert S.A.	9,269	1,078,441
KBC Group N.V.	19,268	1,551,511
Proximus SADP	21,419	440,166
Solvay S.A.	7,886	1,053,226
UCB S.A.	4,702	508,555
Umicore S.A.	13,197	819,095
		10,130,663

Canada 7.4%
Agnico-Eagle Mines Ltd.	5,581	361,047
Air Canada *	21,825	436,990
Alimentation Couche-Tard, Inc., Class B	59,165	2,384,905
AltaGas Ltd.	17,987	380,760
ARC Resources Ltd.	101,827	770,477
Atco Ltd., Class I	10,532	380,557
Bank of Montreal	37,414	3,704,514
Barrick Gold Corp.	52,191	1,136,188
Bausch Health Cos., Inc. *	32,811	959,924
BCE, Inc.	24,828	1,239,211
Brookfield Asset Management Reinsurance Partners Ltd., Class A *	407	22,033
Brookfield Asset Management, Inc., Class A	60,600	3,271,409
Canadian Imperial Bank of Commerce	25,867	3,007,795
Canadian National Railway Co.	27,853	3,026,413
Canadian Natural Resources Ltd.	103,281	3,408,207
Canadian Pacific Railway Ltd.	22,127	1,643,031
Canadian Tire Corp., Ltd., Class A	6,267	964,162
CCL Industries, Inc., Class B	5,779	331,426
Cenovus Energy, Inc.	205,510	1,714,780
CGI, Inc. *	13,518	1,229,687
CI Financial Corp.	29,138	531,332
Crescent Point Energy Corp.	237,594	868,410

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dollarama, Inc.	9,694	456,494
Emera, Inc. (b)	13,436	626,676
Empire Co., Ltd., Class A	19,680	646,272
Enbridge, Inc.	102,392	4,036,260
Fairfax Financial Holdings Ltd.	2,070	871,968
Finning International, Inc.	17,163	443,795
First Quantum Minerals Ltd.	27,238	583,360
Fortis, Inc.	23,091	1,047,202
George Weston Ltd.	10,742	1,113,979
Gildan Activewear, Inc.	17,332	597,507
Great-West Lifeco, Inc.	17,542	527,835
H&R Real Estate Investment Trust	29,600	399,301
Hydro One Ltd.	18,852	465,407
iA Financial Corp., Inc.	6,100	337,466
Imperial Oil Ltd.	35,257	965,922
Intact Financial Corp.	4,400	599,551
Inter Pipeline Ltd.	39,955	639,869
Keyera Corp. (b)	18,172	486,490
Kinross Gold Corp.	51,971	340,336
Linamar Corp.	6,875	406,791
Loblaw Cos., Ltd.	19,377	1,310,852
Magna International, Inc.	45,403	3,806,632
Manulife Financial Corp.	111,014	2,146,247
Methanex Corp.	11,531	388,557
Metro, Inc.	17,031	883,220
National Bank of Canada	15,381	1,177,246
Nutrien Ltd.	47,017	2,795,544
Onex Corp.	9,329	711,116
Open Text Corp.	7,580	393,703
Parkland Corp.	11,581	368,613
Pembina Pipeline Corp.	29,611	978,805
Power Corp. of Canada	56,594	1,806,327
Quebecor, Inc., Class B	8,764	229,286
Restaurant Brands International, Inc.	6,328	431,740
RioCan Real Estate Investment Trust	21,900	396,538
Rogers Communications, Inc., Class B	27,103	1,383,391
Royal Bank of Canada	65,859	6,660,860
Saputo, Inc.	17,166	495,332
Shaw Communications, Inc., Class B	35,305	1,031,191
SNC-Lavalin Group, Inc.	20,561	547,151
Sun Life Financial, Inc.	28,762	1,498,040
Suncor Energy, Inc.	232,234	4,571,711
TC Energy Corp.	43,914	2,140,790
Teck Resources Ltd., Class B	64,726	1,477,554
TELUS Corp.	27,686	614,924
TFI International, Inc.	4,851	543,035
The Bank of Nova Scotia	82,385	5,142,129
The Toronto-Dominion Bank	85,571	5,689,415
Thomson Reuters Corp.	9,827	1,041,303
Vermilion Energy, Inc. *	52,327	376,221
Waste Connections, Inc.	5,094	645,324
West Fraser Timber Co., Ltd.	7,920	568,099
WSP Global, Inc.	4,438	526,790
		100,143,425

Denmark 1.0%
AP Moller - Maersk A/S, Series A	360	962,425
AP Moller - Maersk A/S, Series B	553	1,534,698
Carlsberg A/S, Class B	4,251	785,523
Coloplast A/S, Class B	2,125	388,585
Danske Bank A/S	71,283	1,249,307
DSV PANALPINA A/S	3,302	804,911
ISS A/S *	32,102	757,564
Novo Nordisk A/S, Class B	40,790	3,775,982
Novozymes A/S, Class B	6,429	505,093
Orsted A/S	3,869	573,851
Security	Number of Shares	Value ($)
Pandora A/S	5,722	740,181
Vestas Wind Systems A/S	28,019	1,033,188
		13,111,308

Finland 1.2%
Elisa Oyj	6,019	386,848
Fortum Oyj	25,958	715,150
Kesko Oyj, B Shares	18,060	774,087
Kone Oyj, Class B	11,203	927,906
Neste Oyj	13,704	842,395
Nokia Oyj *	414,154	2,544,703
Nokian Renkaat Oyj	10,732	452,627
Nordea Bank Abp	270,958	3,179,935
Outokumpu Oyj *	99,291	708,398
Sampo Oyj, A Shares	27,566	1,326,713
Stora Enso Oyj, R Shares	50,608	1,002,123
UPM-Kymmene Oyj	49,103	2,006,613
Wartsila Oyj Abp	45,059	678,791
		15,546,289

France 8.4%
Accor S.A. *	9,312	329,553
Air France-KLM *(b)	99,247	460,601
Air Liquide S.A.	17,640	3,067,745
Airbus SE *	18,745	2,571,226
Alstom S.A. *	14,778	612,937
Arkema S.A.	6,589	838,677
Atos SE	5,911	282,680
AXA S.A.	166,808	4,319,831
BNP Paribas S.A.	116,662	7,113,947
Bollore S.A.	69,634	389,137
Bouygues S.A.	31,722	1,222,611
Bureau Veritas S.A.	12,236	404,078
Capgemini SE	7,674	1,658,756
Carrefour S.A.	125,098	2,323,604
Casino Guichard Perrachon S.A. *	21,344	603,381
Cie de Saint-Gobain	61,567	4,400,701
CNP Assurances	17,362	295,122
Compagnie Generale des Etablissements Michelin S.C.A.	19,593	3,200,366
Credit Agricole S.A.	102,864	1,434,286
Danone S.A.	37,113	2,729,791
Dassault Systemes SE	7,180	396,065
Eiffage S.A.	8,198	835,742
Electricite de France S.A.	98,460	1,195,259
Elis S.A. *	18,870	338,392
Engie S.A.	226,986	3,026,928
EssilorLuxottica S.A.	7,124	1,344,889
Eurazeo SE	4,054	392,676
Eutelsat Communications S.A.	30,328	330,001
Faurecia SE	18,778	838,109
Hermes International	388	593,165
Kering S.A.	1,619	1,452,468
Klepierre S.A. *	14,417	349,063
L'Oreal S.A.	5,612	2,567,454
Lagardere S.A. *	17,575	490,208
Legrand S.A.	9,250	1,042,437
LVMH Moet Hennessy Louis Vuitton SE	5,309	4,250,741
Orange S.A.	339,828	3,781,991
Pernod-Ricard S.A.	6,509	1,436,579
Publicis Groupe S.A. (b)	19,403	1,224,923
Renault S.A. *	71,031	2,697,803
Rexel S.A. *	57,586	1,215,750
Rubis S.C.A.	7,491	300,503
Safran S.A.	11,351	1,485,554
Sanofi	61,505	6,339,518
Schneider Electric SE	23,185	3,883,217

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SCOR SE	18,219	508,795
SES S.A.	63,289	487,919
Societe Generale S.A.	206,066	6,034,787
Sodexo S.A. *	8,235	701,667
STMicroelectronics N.V.	19,041	783,608
Suez S.A.	36,499	851,397
Technip Energies NV *	15,087	204,473
TechnipFMC plc *	78,279	566,573
Teleperformance	1,237	521,762
Thales S.A.	5,597	587,432
TotalEnergies SE	344,520	15,023,384
Valeo S.A.	38,316	1,107,938
Veolia Environnement S.A.	55,442	1,818,355
Vinci S.A.	30,480	3,227,052
Vivendi SE	38,658	1,306,116
Wendel SE	3,018	423,621
		114,223,344

Germany 7.6%
adidas AG	6,088	2,209,660
Allianz SE	28,647	7,120,594
Aurubis AG	8,491	859,890
BASF SE	109,145	8,576,442
Bayer AG	89,732	5,346,142
Bayerische Motoren Werke AG	56,616	5,629,400
Beiersdorf AG	3,334	395,991
Brenntag SE	11,689	1,167,489
Commerzbank AG *	163,087	1,050,271
Continental AG *	18,125	2,462,192
Covestro AG	24,821	1,598,998
Daimler AG	123,199	10,994,207
Deutsche Bank AG *	144,570	1,822,486
Deutsche Boerse AG	3,715	619,900
Deutsche Lufthansa AG *(b)	102,170	1,153,946
Deutsche Post AG	69,191	4,689,155
Deutsche Telekom AG	369,859	7,676,108
Deutsche Wohnen SE	6,665	416,110
E.ON SE	177,481	2,181,864
Evonik Industries AG	20,330	706,876
Freenet AG	14,499	346,777
Fresenius Medical Care AG & Co. KGaA	16,405	1,293,062
Fresenius SE & Co. KGaA	44,636	2,346,066
GEA Group AG	12,694	562,856
Hannover Rueck SE	3,272	549,969
HeidelbergCement AG	18,142	1,607,702
Henkel AG & Co. KGaA	6,031	548,368
Hugo Boss AG	10,720	642,222
Infineon Technologies AG	32,903	1,257,360
K&S AG *	49,077	703,986
KION Group AG	4,038	428,811
Knorr-Bremse AG	2,316	262,263
LANXESS AG	8,100	586,630
Merck KGaA	4,183	856,277
METRO AG	45,481	589,567
MTU Aero Engines AG	1,750	437,740
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,681	2,342,342
ProSiebenSat.1 Media SE	25,633	487,000
Rheinmetall AG	4,176	400,728
RWE AG	41,591	1,478,796
Salzgitter AG *	15,285	595,111
SAP SE	27,738	3,980,715
Siemens AG	43,388	6,769,960
Siemens Energy AG *	22,677	616,924
Siemens Healthineers AG	5,886	388,601
Symrise AG	2,787	410,940
Telefonica Deutschland Holding AG	108,877	293,484
Security	Number of Shares	Value ($)
ThyssenKrupp AG *	86,968	866,449
Uniper SE	30,667	1,197,330
United Internet AG	8,874	367,271
Volkswagen AG	4,767	1,582,101
Vonovia SE	12,844	855,140
		102,330,269

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	45,500	273,096
AIA Group Ltd.	247,200	2,957,936
BOC Hong Kong (Holdings) Ltd.	240,000	770,708
CK Asset Holdings Ltd.	203,500	1,384,552
CK Hutchison Holdings Ltd.	358,000	2,615,656
CLP Holdings Ltd.	124,000	1,278,616
Galaxy Entertainment Group Ltd. *	66,000	447,284
Hang Seng Bank Ltd.	36,900	706,688
Henderson Land Development Co., Ltd.	64,300	287,286
Hong Kong & China Gas Co., Ltd.	326,676	531,286
Hong Kong Exchanges & Clearing Ltd.	7,921	506,229
Hongkong Land Holdings Ltd.	78,349	355,468
Jardine Matheson Holdings Ltd.	18,246	1,085,557
Lenovo Group Ltd.	792,000	738,526
Link REIT	51,900	495,974
MTR Corp., Ltd.	84,364	500,165
New World Development Co., Ltd.	153,422	727,337
Noble Group Ltd. *(a)	18,617,693	206,108
PCCW Ltd.	549,000	287,582
Samsonite International S.A. *	172,800	321,632
Sands China Ltd. *	128,000	435,975
Sino Land Co., Ltd.	215,350	329,995
Sun Hung Kai Properties Ltd.	100,500	1,437,689
Swire Pacific Ltd., A Shares	114,300	710,012
Techtronic Industries Co., Ltd.	24,500	436,891
The Wharf Holdings Ltd.	228,000	773,638
WH Group Ltd.	1,249,000	1,034,880
Wharf Real Estate Investment Co., Ltd.	113,000	638,210
Yue Yuen Industrial Holdings Ltd. *	186,500	393,590
		22,668,566

Ireland 0.1%
Bank of Ireland Group plc *	105,236	558,298
Kerry Group plc, Class A	4,335	642,799
Kingspan Group plc	3,396	369,294
		1,570,391

Israel 0.2%
Bank Hapoalim B.M. *	60,871	484,407
Bank Leumi Le-Israel B.M. *	89,736	685,690
ICL Group Ltd.	69,590	507,109
Teva Pharmaceutical Industries Ltd. *	89,360	861,159
		2,538,365

Italy 3.1%
A2A S.p.A.	168,867	358,276
Assicurazioni Generali S.p.A.	115,369	2,300,242
Atlantia S.p.A. *	47,430	860,308
Banco BPM S.p.A.	180,641	541,928
CNH Industrial N.V.	92,940	1,551,872
Enel S.p.A.	603,691	5,563,331
Eni S.p.A.	594,599	7,031,497
EXOR N.V.	33,921	2,786,805
Ferrari N.V.	1,564	340,855
Intesa Sanpaolo S.p.A.	1,609,766	4,447,053
Leonardo S.p.A. *	62,869	494,068

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mediobanca Banca di Credito Finanziario S.p.A. *	44,599	522,005
Pirelli & C S.p.A.	51,236	309,404
Poste Italiane S.p.A	28,763	380,606
Prysmian S.p.A.	13,562	486,243
Saras S.p.A. *	403,116	296,232
Snam S.p.A.	111,056	671,759
Stellantis N.V.	366,750	7,032,986
Telecom Italia S.p.A.	3,279,060	1,435,937
Tenaris S.A.	55,463	565,109
Terna S.p.A.	57,879	459,350
UniCredit S.p.A.	274,176	3,279,519
Unipol Gruppo S.p.A.	66,260	352,135
		42,067,520

Japan 24.0%
Advantest Corp.	3,400	300,155
Aeon Co., Ltd.	56,600	1,548,849
AGC, Inc.	31,100	1,329,933
Air Water, Inc.	20,000	298,984
Aisin Corp.	39,800	1,611,259
Ajinomoto Co., Inc.	34,400	876,405
Alfresa Holdings Corp.	37,700	574,166
Alps Alpine Co., Ltd.	43,500	452,787
Amada Co., Ltd.	35,500	364,874
ANA Holdings, Inc. *	20,500	480,380
Asahi Group Holdings Ltd.	28,100	1,264,346
Asahi Kasei Corp.	166,000	1,810,216
Astellas Pharma, Inc.	116,400	1,853,946
Bandai Namco Holdings, Inc.	9,000	582,337
Bic Camera, Inc.	25,800	266,654
Bridgestone Corp.	89,700	3,951,721
Brother Industries Ltd.	31,800	647,159
Canon, Inc.	154,800	3,564,744
Casio Computer Co., Ltd.	15,600	254,265
Central Japan Railway Co.	16,900	2,458,353
Chubu Electric Power Co., Inc.	141,900	1,702,881
Chugai Pharmaceutical Co., Ltd.	7,600	280,064
Coca-Cola Bottlers Japan Holdings, Inc.	23,800	388,397
COMSYS Holdings Corp.	10,100	280,705
Concordia Financial Group Ltd.	92,300	330,414
Cosmo Energy Holdings Co., Ltd.	25,600	595,386
Dai Nippon Printing Co., Ltd.	47,900	1,128,779
Dai-ichi Life Holdings, Inc.	93,000	1,711,668
Daicel Corp.	56,000	465,088
Daido Steel Co., Ltd.	6,900	325,731
Daiichi Sankyo Co., Ltd.	37,300	738,700
Daikin Industries Ltd.	9,100	1,900,377
Daito Trust Construction Co., Ltd.	8,700	1,022,162
Daiwa House Industry Co., Ltd.	79,900	2,449,751
Daiwa Securities Group, Inc.	119,000	625,743
Denka Co., Ltd.	10,300	356,463
Denso Corp.	50,600	3,476,277
Dentsu Group, Inc.	18,401	639,508
DIC Corp.	17,200	464,813
East Japan Railway Co.	45,718	3,045,841
Ebara Corp.	10,600	524,329
EDION Corp.	28,200	291,548
Eisai Co., Ltd.	9,300	764,951
Electric Power Development Co., Ltd.	39,900	584,127
ENEOS Holdings, Inc.	871,850	3,662,288
FANUC Corp.	6,500	1,455,789
Fast Retailing Co., Ltd.	1,000	678,203
Fuji Electric Co., Ltd.	12,300	538,289
FUJIFILM Holdings Corp.	30,200	2,167,237
Fujikura Ltd. *	89,600	458,633
Fujitsu Ltd.	15,500	2,637,021
Furukawa Electric Co., Ltd.	14,200	365,652
Security	Number of Shares	Value ($)
H2O Retailing Corp.	43,000	325,593
Hakuhodo DY Holdings, Inc.	25,900	393,952
Hankyu Hanshin Holdings, Inc.	18,800	555,930
Hanwa Co., Ltd.	15,800	467,522
Haseko Corp.	44,000	595,421
Hino Motors Ltd.	61,800	541,781
Hitachi Construction Machinery Co., Ltd.	9,900	279,729
Hitachi Ltd.	125,400	7,212,905
Hitachi Metals Ltd. *	21,400	417,921
Hokkaido Electric Power Co., Inc.	69,100	310,248
Honda Motor Co., Ltd.	344,300	11,058,181
Hoya Corp.	7,450	1,051,713
Idemitsu Kosan Co., Ltd.	53,169	1,251,591
IHI Corp. *	29,500	682,336
Iida Group Holdings Co., Ltd.	20,400	492,266
Inpex Corp.	184,500	1,308,577
Isetan Mitsukoshi Holdings Ltd.	98,500	666,991
Isuzu Motors Ltd.	92,800	1,237,923
ITOCHU Corp.	101,800	3,013,202
J. Front Retailing Co., Ltd.	48,400	407,847
Japan Airlines Co., Ltd. *	25,000	521,185
Japan Exchange Group, Inc.	11,100	252,470
Japan Post Holdings Co., Ltd. *	173,300	1,471,046
Japan Post Insurance Co., Ltd.	17,300	306,704
Japan Tobacco, Inc.	115,000	2,247,134
JFE Holdings, Inc.	189,100	2,299,408
JGC Holdings Corp.	38,200	343,902
JSR Corp.	12,400	415,648
JTEKT Corp.	66,600	632,773
K's Holdings Corp.	27,300	322,541
Kajima Corp.	70,200	903,670
Kaneka Corp.	11,900	471,207
Kao Corp.	21,600	1,300,565
Kawasaki Heavy Industries Ltd. *	34,900	732,520
KDDI Corp.	161,000	4,923,960
Keio Corp.	4,700	263,267
Kewpie Corp.	15,100	339,552
Keyence Corp.	1,592	886,748
Kikkoman Corp.	6,400	391,916
Kinden Corp.	15,500	251,352
Kintetsu Group Holdings Co., Ltd. *	12,200	412,250
Kirin Holdings Co., Ltd.	68,000	1,243,774
Kobe Steel Ltd.	151,300	1,009,554
Koito Manufacturing Co., Ltd.	9,500	581,405
Komatsu Ltd.	82,900	2,077,393
Konica Minolta, Inc.	177,000	910,214
Kubota Corp.	65,100	1,361,336
Kuraray Co., Ltd.	57,000	529,278
Kyocera Corp.	24,000	1,483,005
Kyushu Electric Power Co., Inc.	110,000	831,510
Kyushu Railway Co.	17,400	392,370
Lixil Corp.	28,700	783,225
Makita Corp.	11,800	613,588
Marubeni Corp.	295,400	2,514,271
Matsumotokiyoshi Holdings Co., Ltd.	7,800	346,570
Mazda Motor Corp. *	249,500	2,461,293
Medipal Holdings Corp.	32,600	613,962
MEIJI Holdings Co., Ltd.	12,400	767,569
Minebea Mitsumi, Inc.	28,500	769,526
MISUMI Group, Inc.	10,500	365,979
Mitsubishi Chemical Holdings Corp.	269,100	2,257,992
Mitsubishi Corp.	157,200	4,409,266
Mitsubishi Electric Corp.	228,400	3,098,757
Mitsubishi Estate Co., Ltd.	60,600	950,627
Mitsubishi Gas Chemical Co., Inc.	22,000	458,280
Mitsubishi Heavy Industries Ltd.	64,400	1,860,723
Mitsubishi Materials Corp.	34,000	709,368
Mitsubishi Motors Corp. *	231,300	649,889
Mitsubishi UFJ Financial Group, Inc.	1,149,634	6,073,145

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui & Co., Ltd.	162,000	3,718,290
Mitsui Chemicals, Inc.	26,500	845,056
Mitsui Fudosan Co., Ltd.	65,900	1,541,220
Mitsui Mining & Smelting Co., Ltd.	10,100	287,594
Mitsui O.S.K. Lines Ltd.	21,800	1,131,151
Mizuho Financial Group, Inc.	218,821	3,126,867
MS&AD Insurance Group Holdings, Inc.	49,590	1,532,879
Murata Manufacturing Co., Ltd.	22,200	1,842,283
Nagase & Co., Ltd.	28,300	433,118
Nagoya Railroad Co., Ltd. *	16,700	281,223
NEC Corp.	22,700	1,151,276
NGK Insulators Ltd.	27,400	438,807
NGK Spark Plug Co., Ltd.	25,800	379,961
NH Foods Ltd.	17,500	705,847
NHK Spring Co., Ltd.	45,200	349,228
Nichirei Corp.	10,400	284,539
Nidec Corp.	8,800	987,743
Nikon Corp.	63,900	594,868
Nintendo Co., Ltd.	1,780	915,103
Nippon Electric Glass Co., Ltd.	13,200	299,730
Nippon Express Co., Ltd.	10,800	788,937
Nippon Light Metal Holdings Co., Ltd.	15,020	264,401
Nippon Paper Industries Co., Ltd.	31,400	367,045
Nippon Shokubai Co., Ltd.	5,000	240,503
Nippon Steel Corp.	228,900	3,970,796
Nippon Steel Trading Corp.	7,900	339,090
Nippon Telegraph & Telephone Corp.	163,016	4,174,532
Nippon Yusen K.K.	32,300	1,745,234
Nissan Motor Co., Ltd. *	684,400	3,972,146
Nisshin Seifun Group, Inc.	25,430	409,997
Nissin Foods Holdings Co., Ltd.	3,100	220,597
Nitori Holdings Co., Ltd.	2,300	437,175
Nitto Denko Corp.	12,900	958,450
NOK Corp.	31,800	420,638
Nomura Holdings, Inc.	185,500	928,907
Nomura Real Estate Holdings, Inc.	12,900	319,874
NSK Ltd.	78,500	647,850
NTN Corp. *	122,800	315,119
NTT Data Corp.	44,000	681,539
Obayashi Corp.	108,000	883,143
Odakyu Electric Railway Co., Ltd.	12,200	291,167
Oji Holdings Corp.	148,700	857,327
Olympus Corp.	26,000	535,063
Omron Corp.	9,900	847,193
Ono Pharmaceutical Co., Ltd.	12,200	278,503
Oriental Land Co., Ltd.	2,700	369,901
ORIX Corp.	104,100	1,821,271
Osaka Gas Co., Ltd.	54,900	1,025,681
Otsuka Corp.	5,800	301,372
Otsuka Holdings Co., Ltd.	27,700	1,101,049
PALTAC Corp.	4,500	208,989
Pan Pacific International Holdings Corp.	14,400	300,586
Panasonic Corp.	314,750	3,800,626
Persol Holdings Co., Ltd.	15,000	302,631
Rakuten Group, Inc.	27,200	299,310
Recruit Holdings Co., Ltd.	31,400	1,627,481
Renesas Electronics Corp. *	34,200	371,194
Resona Holdings, Inc.	187,858	705,346
Ricoh Co., Ltd.	125,700	1,373,505
Rohm Co., Ltd.	5,600	546,325
Ryohin Keikaku Co., Ltd.	16,500	334,722
Sankyu, Inc.	6,400	287,663
Santen Pharmaceutical Co., Ltd.	18,200	246,607
SBI Holdings, Inc.	11,300	270,499
Secom Co., Ltd.	9,900	749,336
Seibu Holdings, Inc. *	23,700	267,420
Seiko Epson Corp.	41,800	719,207
Seino Holdings Co., Ltd.	22,500	286,370
Sekisui Chemical Co., Ltd.	42,000	724,729
Security	Number of Shares	Value ($)
Sekisui House Ltd.	69,300	1,372,520
Seven & i Holdings Co., Ltd.	90,400	4,033,684
SG Holdings Co., Ltd.	18,100	486,691
Shikoku Electric Power Co., Inc.	39,000	256,619
Shimadzu Corp.	9,300	375,073
Shimamura Co., Ltd.	3,600	347,997
Shimano, Inc.	2,000	511,958
Shimizu Corp.	90,000	662,809
Shin-Etsu Chemical Co., Ltd.	14,600	2,381,686
Shionogi & Co., Ltd.	11,100	584,578
Shiseido Co., Ltd.	10,000	668,357
Showa Denko K.K.	27,600	791,948
SMC Corp.	1,400	832,263
Softbank Corp.	173,800	2,270,037
SoftBank Group Corp.	83,700	5,263,527
Sojitz Corp.	262,900	804,286
Sompo Holdings, Inc.	30,200	1,248,530
Sony Group Corp.	38,200	3,990,619
Stanley Electric Co., Ltd.	13,400	349,645
Subaru Corp.	127,000	2,495,165
Sumco Corp.	13,200	305,294
Sumitomo Chemical Co., Ltd.	293,200	1,526,257
Sumitomo Corp.	160,800	2,185,257
Sumitomo Electric Industries Ltd.	163,600	2,324,218
Sumitomo Forestry Co., Ltd.	20,800	393,518
Sumitomo Heavy Industries Ltd.	20,200	559,494
Sumitomo Metal Mining Co., Ltd.	17,800	721,387
Sumitomo Mitsui Financial Group, Inc.	127,410	4,294,871
Sumitomo Mitsui Trust Holdings, Inc.	30,400	997,906
Sumitomo Realty & Development Co., Ltd.	21,600	704,013
Sumitomo Rubber Industries Ltd.	45,100	607,007
Suntory Beverage & Food Ltd.	11,600	406,724
Suzuken Co., Ltd.	16,230	468,362
Suzuki Motor Corp.	50,100	2,038,343
Sysmex Corp.	3,900	464,063
T&D Holdings, Inc.	43,550	557,211
Taiheiyo Cement Corp.	24,300	566,157
Taisei Corp.	27,000	909,937
Taiyo Yuden Co., Ltd.	6,700	343,850
Takashimaya Co., Ltd.	41,700	432,712
Takeda Pharmaceutical Co., Ltd.	66,921	2,227,567
TDK Corp.	7,900	901,390
Teijin Ltd.	33,500	504,409
Terumo Corp.	15,600	605,447
The Chugoku Electric Power Co., Inc.	42,200	381,467
The Kansai Electric Power Co., Inc.	160,000	1,509,259
The Yokohama Rubber Co., Ltd.	18,000	359,432
TIS, Inc.	15,300	396,825
Tobu Railway Co., Ltd.	15,200	395,260
Toho Gas Co., Ltd.	6,100	296,506
Toho Holdings Co., Ltd.	16,300	273,774
Tohoku Electric Power Co., Inc.	132,500	1,003,851
Tokio Marine Holdings, Inc.	46,600	2,221,006
Tokyo Electric Power Co. Holdings, Inc. *	914,500	2,437,320
Tokyo Electron Ltd.	3,900	1,608,459
Tokyo Gas Co., Ltd.	69,200	1,309,867
Tokyu Corp.	47,700	639,309
Tokyu Fudosan Holdings Corp.	74,300	419,449
Toppan, Inc.	54,200	919,398
Toray Industries, Inc.	253,900	1,671,724
Toshiba Corp.	42,600	1,833,567
Tosoh Corp.	43,700	766,894
TOTO Ltd.	8,100	419,986
Toyo Seikan Group Holdings Ltd.	40,200	546,972
Toyo Suisan Kaisha Ltd.	6,600	251,970
Toyoda Gosei Co., Ltd.	13,200	310,275
Toyota Industries Corp.	12,200	1,023,398
Toyota Motor Corp.	242,718	21,790,124

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toyota Tsusho Corp.	41,100	1,940,531
TS Tech Co., Ltd.	21,400	318,374
Tsuruha Holdings, Inc.	2,600	306,969
Ube Industries Ltd.	23,900	480,020
Unicharm Corp.	9,500	381,305
West Japan Railway Co.	24,763	1,345,434
Yakult Honsha Co., Ltd.	5,500	325,022
Yamada Holdings Co., Ltd.	144,000	680,321
Yamaha Corp.	7,500	415,605
Yamaha Motor Co., Ltd.	46,200	1,156,880
Yamato Holdings Co., Ltd.	33,600	968,356
Yamazaki Baking Co., Ltd.	20,100	275,973
Yaskawa Electric Corp.	8,600	425,844
Yokogawa Electric Corp.	19,400	298,453
Z Holdings Corp.	95,400	477,494
		323,773,552

Netherlands 2.6%
Aalberts N.V.	6,033	367,790
ABN AMRO Bank N.V. CVA *	76,741	894,540
Aegon N.V.	288,494	1,228,292
Akzo Nobel N.V.	14,592	1,802,509
APERAM S.A.	7,470	468,153
ArcelorMittal S.A.	157,666	5,506,552
ASML Holding N.V.	3,573	2,731,143
ASR Nederland N.V.	14,069	578,188
Heineken Holding N.V.	8,678	853,680
Heineken N.V.	11,070	1,289,121
ING Groep N.V.	392,418	5,034,995
Koninklijke Ahold Delhaize N.V.	149,795	4,656,353
Koninklijke DSM N.V.	6,665	1,343,539
Koninklijke KPN N.V.	291,152	955,378
Koninklijke Philips N.V.	39,693	1,830,222
NN Group N.V.	29,216	1,452,513
Randstad N.V.	14,927	1,082,963
Signify N.V.	16,861	944,532
SNS Reaal N.V. *(a)	124,822	—
Unibail-Rodamco-Westfield *	16,302	1,356,910
Wolters Kluwer N.V.	7,878	898,118
		35,275,491

New Zealand 0.1%
Contact Energy Ltd.	59,636	338,976
Fletcher Building Ltd.	141,042	751,007
Spark New Zealand Ltd.	133,988	442,263
		1,532,246

Norway 0.7%
DNB Bank A.S.A.	62,926	1,289,539
Equinor A.S.A.	154,373	3,007,060
Mowi A.S.A.	26,477	674,628
Norsk Hydro A.S.A.	200,618	1,334,710
Orkla A.S.A.	48,809	443,303
Subsea 7 S.A.	48,322	386,873
Telenor A.S.A.	68,007	1,180,747
Yara International A.S.A.	21,464	1,131,293
		9,448,153

Poland 0.4%
Bank Polska Kasa Opieki S.A. *	19,086	466,145
Grupa Lotos S.A.	26,791	369,222
KGHM Polska Miedz S.A.	8,744	441,492
PGE Polska Grupa Energetyczna S.A. *	173,535	390,425
Polski Koncern Naftowy ORLEN S.A.	97,943	1,855,483
Security	Number of Shares	Value ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	253,349	413,358
Powszechna Kasa Oszczednosci Bank Polski S.A. *	52,498	515,663
Powszechny Zaklad Ubezpieczen S.A. *	59,466	579,906
		5,031,694

Portugal 0.2%
EDP - Energias de Portugal S.A.	246,057	1,276,290
Galp Energia, SGPS, S.A.	74,503	726,532
Jeronimo Martins, SGPS, S.A.	19,205	391,280
		2,394,102

Republic of Korea 6.0%
Amorepacific Corp.	1,606	309,595
BNK Financial Group, Inc.	55,062	370,639
CJ CheilJedang Corp.	993	403,706
CJ Corp.	4,894	417,252
Coway Co., Ltd.	4,315	321,389
DB Insurance Co., Ltd.	9,850	489,396
E-MART, Inc.	5,068	743,357
GS Engineering & Construction Corp.	10,204	391,367
GS Holdings Corp.	16,658	620,182
Hana Financial Group, Inc.	34,009	1,283,112
Hankook Tire & Technology Co., Ltd.	13,120	552,226
Hanwha Corp.	17,313	449,829
Hanwha Solutions Corp. *	7,533	256,351
Hyundai Engineering & Construction Co., Ltd.	16,507	786,196
Hyundai Glovis Co., Ltd.	3,079	521,831
Hyundai Heavy Industries Holdings Co. Ltd	16,893	1,007,519
Hyundai Marine & Fire Insurance Co., Ltd.	16,771	378,378
Hyundai Mobis Co., Ltd.	9,663	2,245,053
Hyundai Motor Co.	18,844	3,586,294
Hyundai Steel Co.	27,455	1,291,470
Industrial Bank of Korea	48,975	438,192
KB Financial Group, Inc.	35,764	1,588,489
Kia Motors Corp.	41,801	3,052,752
Korea Electric Power Corp.	120,156	2,604,340
Korea Gas Corp. *	12,564	393,313
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	5,766	655,130
Korea Zinc Co., Ltd.	1,069	508,934
Korean Air Lines Co., Ltd. *	19,544	507,217
KT&G Corp.	9,913	709,670
LG Chem Ltd.	1,961	1,440,362
LG Corp.	5,481	449,204
LG Display Co., Ltd. *	81,653	1,568,892
LG Electronics, Inc.	17,407	2,384,394
LG Household & Health Care Ltd.	283	358,963
LG Uplus Corp.	45,467	575,794
Lotte Chemical Corp.	3,016	680,546
Lotte Shopping Co., Ltd.	5,175	484,226
LX Holdings Corp. *	2,658	24,148
NAVER Corp.	1,360	512,586
POSCO	17,522	5,572,989
Posco International Corp.	20,054	451,612
S-Oil Corp.	6,793	580,017
Samsung C&T Corp.	5,485	675,673
Samsung Electro-Mechanics Co., Ltd.	3,449	576,071
Samsung Electronics Co., Ltd.	355,143	24,269,191
Samsung Fire & Marine Insurance Co., Ltd.	4,818	898,788
Samsung Life Insurance Co., Ltd.	7,082	464,693

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Samsung SDI Co., Ltd.	943	608,743
Samsung SDS Co., Ltd.	2,324	369,227
Shinhan Financial Group Co., Ltd.	54,174	1,836,128
SK ,Inc.	6,316	1,474,042
SK Hynix, Inc.	40,935	4,007,384
SK Innovation Co., Ltd. *	11,617	2,562,950
SK Telecom Co., Ltd.	3,012	788,945
Woori Financial Group, Inc.	78,890	743,808
		81,242,555

Singapore 0.7%
CapitaLand Ltd.	157,186	466,994
ComfortDelGro Corp., Ltd.	307,800	357,083
DBS Group Holdings Ltd.	88,344	1,976,816
Jardine Cycle & Carriage Ltd.	18,200	275,344
Keppel Corp., Ltd.	153,800	621,781
Oversea-Chinese Banking Corp., Ltd.	185,444	1,677,755
Singapore Airlines Ltd. *	149,170	559,240
Singapore Telecommunications Ltd.	741,886	1,243,465
United Overseas Bank Ltd.	75,052	1,451,024
Venture Corp., Ltd.	19,000	266,510
Wilmar International Ltd.	214,066	685,558
		9,581,570

Spain 3.3%
Acciona S.A.	1,895	290,529
ACS Actividades de Construccion y Servicios S.A.	34,822	915,933
Aena SME S.A. *	3,374	537,298
Amadeus IT Group S.A. *	13,448	881,930
Banco Bilbao Vizcaya Argentaria S.A. *	1,012,883	6,483,948
Banco De Sabadell S.A. *	1,985,742	1,380,585
Banco Santander S.A. *	3,354,174	12,286,851
Bankinter S.A.	51,786	282,911
CaixaBank S.A. (b)	318,771	946,721
Enagas S.A.	16,659	382,616
Endesa S.A.	30,102	731,196
Ferrovial S.A.	18,515	549,436
Grifols S.A.	12,338	313,778
Iberdrola S.A.	348,595	4,195,370
Industria de Diseno Textil S.A.	46,702	1,583,962
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	52,055	104,946
Mapfre S.A.	173,473	357,377
Naturgy Energy Group S.A. (b)	36,356	938,349
Red Electrica Corp. S.A.	25,559	506,292
Repsol S.A.	365,212	4,000,134
Telefonica S.A.	1,429,182	6,538,287
		44,208,449

Sweden 2.0%
Alfa Laval AB	12,660	528,693
Assa Abloy AB, B Shares	31,976	1,025,671
Atlas Copco AB, A Shares	17,310	1,172,320
Atlas Copco AB, B Shares	10,735	610,374
Boliden AB	22,541	878,467
Electrolux AB, B Shares	18,507	486,056
Epiroc AB, A Shares	13,966	325,333
Epiroc AB, B Shares	7,370	148,074
Essity AB, B Shares	30,135	985,948
H & M Hennes & Mauritz AB, B Shares *	78,963	1,650,857
Hexagon AB, B Shares	37,744	624,799
Husqvarna AB, B Shares	24,227	339,024
ICA Gruppen AB	6,568	324,646
Industrivarden AB, A Shares	5,377	214,541
Industrivarden AB, C Shares	4,329	165,714
Security	Number of Shares	Value ($)
Investor AB, A Shares	19,857	493,391
Investor AB, B Shares	69,884	1,730,644
Lundin Energy AB	7,352	229,194
Sandvik AB	48,765	1,271,611
Securitas AB, B Shares	33,179	585,059
Skandinaviska Enskilda Banken AB, A Shares	85,859	1,161,238
Skanska AB, B Shares	30,905	872,437
SKF AB, B Shares	29,844	794,049
SSAB AB, A Shares *	53,022	302,796
SSAB AB, B Shares *	105,023	536,860
Svenska Cellulosa AB, S.C.A., B Shares	18,401	342,261
Svenska Handelsbanken AB, A Shares	98,101	1,105,530
Swedbank AB, A Shares	80,621	1,569,983
Swedish Match AB	48,106	430,788
Tele2 AB, B Shares	29,961	440,097
Telefonaktiebolaget LM Ericsson, B Shares	118,796	1,370,214
Telia Co. AB	292,753	1,284,105
Trelleborg AB, B Shares	16,342	403,968
Volvo AB, A Shares	15,266	371,184
Volvo AB, B Shares	93,037	2,193,976
		26,969,902

Switzerland 4.8%
ABB Ltd.	83,924	3,068,123
Adecco Group AG	23,471	1,405,588
Alcon, Inc.	13,654	993,998
Baloise Holding AG	2,393	377,306
Barry Callebaut AG	120	304,156
Chocoladefabriken Lindt & Spruengli AG	3	347,740
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	27	302,534
Cie Financiere Richemont S.A.	21,917	2,804,701
Clariant AG *	14,412	299,820
Credit Suisse Group AG	101,245	1,016,429
DKSH Holding AG	4,134	349,474
Dufry AG *	6,303	333,478
Geberit AG	910	747,181
Georg Fischer AG	273	441,839
Givaudan S.A.	190	948,336
Holcim Ltd. *	44,727	2,621,948
Julius Baer Group Ltd.	7,016	463,070
Kuehne & Nagel International AG	2,227	751,241
Lonza Group AG	895	696,870
Nestle S.A.	108,181	13,698,923
Novartis AG	75,875	7,016,797
Partners Group Holding AG	256	437,341
Roche Holding AG	25,476	9,841,686
Roche Holding AG - Bearer Shares	1,096	470,431
Schindler Holding AG	558	173,874
Schindler Holding AG - Participation Certificates	1,359	439,956
SGS S.A.	199	644,098
Sika AG	2,285	804,938
Sonova Holding AG	1,215	477,051
Swiss Life Holding AG	1,898	978,994
Swiss Prime Site AG	3,241	345,111
Swiss Re AG	23,908	2,167,511
Swisscom AG	1,975	1,186,978
The Swatch Group AG	4,209	273,348
The Swatch Group AG - Bearer Shares	2,907	969,725
UBS Group AG	201,579	3,321,170
Zurich Insurance Group AG	8,650	3,487,461
		65,009,225

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Kingdom 16.6%
3i Group plc	37,799	671,809
Abrdn plc	226,022	891,642
Admiral Group plc	7,248	342,385
Aggreko plc	38,050	459,610
Anglo American plc	75,384	3,340,564
Antofagasta plc	15,737	326,751
Ashtead Group plc	17,998	1,346,780
Associated British Foods plc	33,114	920,797
AstraZeneca plc	42,245	4,854,368
Aviva plc	369,334	1,983,559
BAE Systems plc	245,967	1,972,051
Balfour Beatty plc	78,235	329,469
Barclays plc	1,654,165	4,001,557
Barratt Developments plc	103,254	1,009,066
Bellway plc	13,515	617,059
BHP Group plc	133,203	4,312,625
BP plc	4,563,736	18,318,951
British American Tobacco plc	171,187	6,366,854
BT Group plc *	2,019,055	4,863,369
Bunzl plc	19,703	729,942
Burberry Group plc	25,475	730,712
Carnival plc *	28,075	555,710
Centrica plc *	2,522,115	1,591,526
Coca-Cola HBC AG *	11,638	439,484
Compass Group plc *	105,347	2,225,970
CRH plc	56,933	2,847,605
Croda International plc	3,558	416,504
DCC plc	9,604	804,079
Diageo plc	73,384	3,638,838
Direct Line Insurance Group plc	171,875	710,485
Dixons Carphone plc *	428,292	768,241
Drax Group plc	65,721	368,150
DS Smith plc	112,551	661,168
easyJet plc *	34,627	406,309
Evraz plc	58,418	499,116
Experian plc	21,352	940,039
Ferguson plc	14,179	1,987,741
FirstGroup plc *	484,577	555,925
GlaxoSmithKline plc	313,362	6,186,966
Glencore plc *	2,733,441	12,276,293
Hays plc *	208,517	428,961
HSBC Holdings plc	1,950,265	10,765,841
Imperial Brands plc	141,128	3,021,593
Inchcape plc	63,281	747,459
Informa plc *	58,463	401,718
InterContinental Hotels Group plc *	6,887	454,843
International Consolidated Airlines Group S.A. *	245,380	571,510
Intertek Group plc	4,226	302,776
ITV plc *	519,303	807,491
J. Sainsbury plc	411,666	1,621,070
John Wood Group plc *	115,416	349,615
Johnson Matthey plc	28,963	1,197,165
Kingfisher plc	359,927	1,848,739
Land Securities Group plc	41,332	406,805
Legal & General Group plc	396,280	1,435,511
Lloyds Banking Group plc	8,212,366	5,192,407
London Stock Exchange Group plc	2,928	305,306
M&G plc	447,793	1,402,148
Marks & Spencer Group plc *	606,769	1,142,261
Meggitt plc *	77,158	502,859
Melrose Industries plc	155,299	345,116
Micro Focus International plc	66,049	368,007
Mondi plc	46,464	1,288,156
National Grid plc	320,198	4,094,089
Natwest Group plc	163,272	458,258
Next plc *	6,508	712,909
Security	Number of Shares	Value ($)
Pearson plc	71,711	864,151
Pennon Group plc	15,232	270,284
Persimmon plc	25,508	1,028,932
Polymetal International plc	11,273	244,956
Prudential plc	100,706	1,891,141
Reckitt Benckiser Group plc	23,117	1,768,443
RELX plc	59,078	1,736,556
Rentokil Initial plc	45,650	359,607
Rio Tinto plc	82,367	6,996,286
Rolls-Royce Holdings plc *	459,765	634,991
Royal Dutch Shell plc, A Shares	976,378	19,626,130
Royal Dutch Shell plc, B Shares	890,281	17,591,215
Royal Mail plc	255,196	1,787,998
Severn Trent plc	14,955	581,324
Smith & Nephew plc	38,318	781,947
Smiths Group plc	24,406	527,325
Smurfit Kappa Group plc	17,827	1,000,195
SSE plc	107,747	2,160,272
Standard Chartered plc	230,553	1,382,120
Tate & Lyle plc	42,707	438,124
Taylor Wimpey plc	390,447	892,666
Tesco plc	907,511	2,937,978
The Berkeley Group Holdings plc	9,544	642,578
The Sage Group plc	40,615	395,890
Travis Perkins PLC *	29,621	700,598
TUI AG *(b)	193,310	907,612
Unilever plc	114,993	6,618,028
United Utilities Group plc	44,788	666,870
Vodafone Group plc	5,021,769	8,074,762
Whitbread plc *	15,310	647,089
Wickes Group PLC *	33,172	115,457
WM Morrison Supermarkets plc	537,166	1,998,065
WPP plc	172,894	2,236,044
		224,948,316
Total Common Stock
(Cost $1,023,229,524)		1,329,591,994

Preferred Stock 1.1% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	9,886	848,555
Fuchs Petrolub SE	6,035	300,715
Henkel AG & Co. KGaA	11,371	1,152,844
Volkswagen AG	28,911	7,041,866
		9,343,980

Italy 0.1%
Telecom Italia S.p.A. - RSP	1,847,547	861,378

Republic of Korea 0.3%
Amorepacific Corp.	434	29,882
Hyundai Motor Co., Ltd.	3,780	349,277
Hyundai Motor Co., Ltd. 2nd	5,941	539,035
LG Chem Ltd.	351	117,082
LG Electronics, Inc.	3,305	219,103
LG Household & Health Care Ltd	40	23,396
Samsung Electronics Co., Ltd.	60,155	3,776,282
Samsung SDI Co. Ltd	6	2,306
		5,056,363
Total Preferred Stock
(Cost $10,063,567)		15,261,721

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 0.8% of net assets

Money Market Fund 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	5,489,321	5,489,321

Time Deposits 0.4%
BNP Paribas SA
Euro
(0.78%), 08/02/21 (e)(f)	577,485	685,041
Swiss Franc
(1.49%), 08/02/21 (e)(f)	11,723	12,941
Brown Brothers Harriman & Co.
Australian Dollar
(0.22%), 08/02/21 (e)(f)	372,891	273,646
Canadian Dollar
0.01%, 08/02/21 (e)	182,888	146,591
Danish Krone
(0.62%), 08/02/21 (e)(f)	70,332	11,216
Hong Kong Dollar
0.00%, 08/02/21 (e)	167,969	21,614
New Zealand Dollar
0.01%, 08/02/21 (e)	1,993	1,388
Norwegian Krone
(0.20%), 08/02/21 (e)(f)	113,726	12,873
Singapore Dollar
0.01%, 08/02/21 (e)	17,869	13,188
Citibank NA
Pound Sterling
0.01%, 08/02/21 (e)	20,932	29,096
DnB Bank ASA
U.S. Dollar
0.01%, 08/02/21 (e)	4,491,831	4,491,831
Skandinaviska Enskilda Banken AB
Swedish Krona
(0.27%), 08/02/21 (e)(f)	85,154	9,892
Security	Number of Shares/ Face Amount	Value ($)
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.28%), 08/02/21(e)(f)	1,812,604	16,523
		5,725,840
Total Short-Term Investments
(Cost $11,215,161)		11,215,161

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	58	6,726,260	57,980
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,064,419.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$573,877,318	$—	$573,877,318
Australia	528,614	71,291,759	833	71,821,206
Canada	100,143,425	—	—	100,143,425
France	204,473	114,018,871	—	114,223,344
Hong Kong	—	22,462,458	206,108	22,668,566
Ireland	642,799	927,592	—	1,570,391
Netherlands	—	35,275,491	—*	35,275,491
Norway	1,289,539	8,158,614	—	9,448,153
Portugal	391,280	2,002,822	—	2,394,102
Republic of Korea	383,111	80,859,444	—	81,242,555
Sweden	949,445	26,020,457	—	26,969,902
Switzerland	954,430	64,054,795	—	65,009,225
United Kingdom	3,370,243	221,578,073	—	224,948,316
Preferred Stock[1]	—	15,261,721	—	15,261,721
Short-Term Investments[1]	—	5,725,840	—	5,725,840
Money Market Fund	5,489,321	—	—	5,489,321
Futures Contracts[2]	57,980	—	—	57,980
Total	$114,404,660	$1,241,515,255	$206,941	$1,356,126,856
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 4.8%
Adbri Ltd.	207,593	540,699
ALS Ltd.	52,148	489,744
Ansell Ltd.	21,959	634,929
ARB Corp Ltd.	2,424	83,382
ASX Ltd.	10,766	609,889
AusNet Services Ltd.	426,921	570,955
Austal Ltd.	103,592	164,515
Bank of Queensland Ltd.	141,613	938,652
Bapcor Ltd.	41,226	247,914
Beach Energy Ltd.	233,819	205,673
Bega Cheese Ltd.	67,798	256,968
Blackmores Ltd.	2,758	147,425
Breville Group Ltd.	10,732	255,130
carsales.com Ltd.	16,173	260,790
Challenger Ltd.	155,803	652,109
Charter Hall Group	18,005	215,157
Charter Hall Retail REIT	58,715	160,097
CIMIC Group Ltd.	42,903	650,553
Cleanaway Waste Management Ltd.	175,430	328,750
Cochlear Ltd.	3,369	609,516
Collins Foods Ltd.	18,642	151,350
Coronado Global Resources, Inc. *	188,507	137,127
Costa Group Holdings Ltd.	66,389	156,697
Cromwell Property Group	283,793	182,448
CSR Ltd.	203,192	833,518
Dexus	113,163	854,839
Domino's Pizza Enterprises Ltd.	3,010	258,981
Eagers Automotive Ltd	42,212	492,954
Eclipx Group Ltd. *	184,020	318,407
Elders Ltd.	24,607	204,767
Event Hospitality & Entertainment Ltd. *	28,401	261,151
Evolution Mining Ltd.	139,175	423,270
Flight Centre Travel Group Ltd. *	46,395	513,093
G.U.D. Holdings Ltd.	16,173	140,059
G8 Education Ltd. *	428,068	305,164
Genworth Mortgage Insurance Australia Ltd. *	116,856	174,807
GrainCorp Ltd., Class A	128,572	495,530
GWA Group Ltd.	84,582	174,707
Harvey Norman Holdings Ltd.	145,841	609,093
Healius Ltd.	151,764	544,466
Humm Group Ltd. *	166,606	114,479
IGO Ltd.	53,725	366,562
Iluka Resources Ltd.	42,054	306,568
Inghams Group Ltd.	80,717	225,373
InvoCare Ltd.	19,471	153,254
IOOF Holdings Ltd.	171,230	526,666
IRESS Ltd.	29,465	305,790
Link Administration Holdings Ltd.	90,864	324,174
Magellan Financial Group Ltd.	6,696	241,586
McMillan Shakespeare Ltd.	21,481	200,036
Mineral Resources Ltd.	16,753	775,147
Security	Number of Shares	Value ($)
Monadelphous Group Ltd.	47,873	380,009
Myer Holdings Ltd. *	1,827,167	664,374
nib Holdings Ltd.	105,087	554,153
Nine Entertainment Co. Holdings Ltd.	201,201	410,252
Northern Star Resources Ltd.	49,430	368,311
NRW Holdings Ltd.	224,578	282,456
Nufarm Ltd. *	131,081	415,762
Orora Ltd.	415,555	1,101,369
OZ Minerals Ltd.	44,476	754,039
Pendal Group Ltd.	75,875	450,423
Perenti Global Ltd.	284,476	191,045
Perpetual Ltd.	14,374	397,264
Platinum Asset Management Ltd.	57,844	174,283
Premier Investments Ltd.	12,813	253,647
Qube Holdings Ltd.	189,799	408,997
REA Group Ltd.	1,693	201,677
Reece Ltd.	11,541	200,210
Regis Resources Ltd.	116,466	219,521
Reliance Worldwide Corp. Ltd.	76,414	312,125
Sandfire Resources Ltd.	75,360	381,438
SEEK Ltd.	31,326	677,642
Seven Group Holdings Ltd.	15,537	266,471
Shopping Centres Australasia Property Group	103,427	186,665
Southern Cross Media Group Ltd. *	120,624	172,984
St. Barbara Ltd.	174,462	225,877
Steadfast Group Ltd.	63,422	207,507
Super Retail Group Ltd.	50,395	491,580
Sydney Airport *	111,903	643,909
Tassal Group Ltd.	64,222	152,918
The GPT Group	204,568	701,403
The Star Entertainment Grp Ltd. *	298,234	751,680
TPG Telecom Ltd.	45,545	207,813
Vicinity Centres	775,341	885,973
Virgin Australia International Holdings *(a)	176,214	—
Washington H Soul Pattinson & Co., Ltd.	9,062	218,176
Whitehaven Coal Ltd. *	613,916	1,000,570
Worley Ltd.	95,973	788,073
		34,495,506

Austria 0.8%
ANDRITZ AG	20,521	1,129,785
Austria Technologie & Systemtechnik AG	8,537	391,114
BAWAG Group AG *	15,572	884,637
CA Immobilien Anlagen AG	3,595	158,258
EVN AG	9,827	237,917
IMMOFINANZ AG *	12,034	285,348
Lenzing AG *	5,941	766,234
Mayr-Melnhof Karton AG	1,067	227,072
Oesterreichische Post AG	11,463	605,110
S IMMO AG	7,006	166,994
UNIQA Insurance Group AG	41,893	359,084

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verbund AG	4,931	454,834
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,757	324,262
		5,990,649

Belgium 1.2%
Ackermans & van Haaren N.V.	5,237	902,456
AGFA-Gevaert N.V. *	65,646	323,560
Barco N.V.	13,248	330,959
Befimmo S.A.	4,101	173,817
Bekaert S.A.	19,970	948,417
bpost S.A. *	56,730	637,064
Cie d'Entreprises CFE	3,205	327,346
Cofinimmo S.A.	2,254	364,249
D'ieteren Group	8,238	1,320,373
Elia Group S.A./N.V.	3,594	424,778
Euronav N.V.	49,979	434,311
KBC Ancora	4,033	178,272
Melexis N.V.	2,127	237,075
Ontex Group N.V. *	46,958	522,333
Orange Belgium S.A.	7,766	185,840
Sofina S.A.	888	416,369
Telenet Group Holding N.V.	15,926	597,726
Tessenderlo Group S.A. *	7,111	300,805
Warehouses De Pauw CVA	2,080	89,457
		8,715,207

Canada 7.9%
Aecon Group, Inc.	28,967	472,490
Ag Growth International, Inc.	5,653	146,581
Alamos Gold, Inc., Class A	22,528	183,099
Algonquin Power & Utilities Corp.	52,191	831,642
Allied Properties Real Estate Investment Trust	11,536	422,660
Altus Group Ltd.	3,589	168,921
Artis Real Estate Investment Trust	47,724	449,086
ATS Automation Tooling Systems, Inc. *	9,909	298,318
AutoCanada, Inc. *	11,838	481,642
B2Gold Corp.	71,283	298,822
Badger Infrastructure Solutions Ltd.	6,409	179,027
Baytex Energy Corp. *	527,743	901,004
Birchcliff Energy Ltd.	133,827	505,230
BlackBerry Ltd. *	58,265	593,111
Boardwalk Real Estate Investment Trust (b)	9,671	354,097
Boralex, Inc., Class A	2,630	82,783
Boyd Group Services, Inc.	1,686	330,240
Brookfield Infrastructure Corp., Class A	1,484	96,229
BRP, Inc.	4,507	377,618
CAE, Inc. *	36,835	1,124,005
Cameco Corp.	62,439	1,110,549
Canadian Apartment Properties REIT	13,281	663,731
Canadian Utilities Ltd., Class A	33,971	995,223
Canadian Western Bank	16,938	461,736
Canfor Corp. *	31,829	614,589
Capital Power Corp.	24,213	820,944
Cascades, Inc.	46,233	592,550
Celestica Inc. *	103,498	915,023
Centerra Gold, Inc.	41,818	336,193
Chartwell Retirement Residences	38,545	405,038
Chemtrade Logistics Income Fund (b)	77,127	415,432
Choice Properties Real Estate Investment Trust	24,492	288,580
Chorus Aviation, Inc. *(b)	111,166	409,878
Cineplex, Inc. *(b)	51,632	534,695
Cogeco Communications, Inc.	2,462	233,116
Cogeco, Inc.	5,751	428,651
Colliers International Group, Inc.	3,182	408,284
Security	Number of Shares	Value ($)
Cominar Real Estate Investment Trust	93,192	854,534
Constellation Software, Inc.	650	1,041,183
Corus Entertainment, Inc., B Shares	175,750	815,640
Crombie Real Estate Investment Trust (b)	15,111	222,256
Dorel Industries, Inc., Class B *	29,871	339,269
Dream Office Real Estate Investment Trust	22,915	409,957
ECN Capital Corp.	10,909	91,725
Element Fleet Management Corp.	35,175	402,612
Endeavour Mining plc	4,921	117,187
Enerflex Ltd.	72,604	421,331
Enerplus Corp.	165,039	1,027,856
Exchange Income Corp. (b)	9,689	319,886
Extendicare, Inc. (b)	29,432	195,333
First Capital Real Estate Investment Trust	37,247	540,374
FirstService Corp.	1,488	277,157
Franco-Nevada Corp.	5,513	881,788
Gibson Energy, Inc.	48,813	894,409
Granite Real Estate Investment Trust	3,313	229,382
Great Canadian Gaming Corp. *	12,179	432,454
Home Capital Group, Inc. *	16,062	500,167
Hudbay Minerals, Inc.	72,626	518,674
IAMGOLD Corp. *	118,794	324,694
IGM Financial, Inc.	22,208	783,759
Innergex Renewable Energy, Inc.	10,968	191,210
Interfor Corp.	24,864	509,995
Intertape Polymer Group, Inc.	13,998	311,578
Just Energy Group, Inc. *(b)	16,771	18,148
Killam Apartment Real Estate Investment Trust	4,494	74,564
Kirkland Lake Gold Ltd.	11,629	497,281
Laurentian Bank of Canada	13,309	452,310
LifeWorks, Inc. (b)	7,400	210,505
Lundin Mining Corp.	95,313	868,635
Maple Leaf Foods, Inc.	25,389	502,855
Martinrea International, Inc.	66,017	669,906
MEG Energy Corp. *	153,323	978,239
Mullen Group Ltd.	45,684	496,167
NFI Group, Inc.	30,243	656,687
Northland Power, Inc.	15,372	539,425
NorthWest Healthcare Properties Real Estate Investment Trust	9,226	96,505
NuVista Energy Ltd. *	96,397	270,431
OceanaGold Corp. *	266,432	518,940
Pan American Silver Corp.	11,553	324,384
Parex Resources, Inc. *	28,681	471,273
Pason Systems, Inc.	30,744	195,662
Peyto Exploration & Development Corp.	173,298	1,004,284
PrairieSky Royalty Ltd.	28,876	323,571
Precision Drilling Corp. *	20,700	688,562
Premium Brands Holdings Corp.	3,839	392,578
Primo Water Corp.	31,818	525,114
Richelieu Hardware Ltd.	9,457	329,813
Ritchie Bros. Auctioneers, Inc.	7,206	430,188
Russel Metals, Inc.	37,361	1,054,110
Secure Energy Services, Inc.	222,173	751,499
ShawCor Ltd. *	130,967	519,627
Shopify, Inc., Class A *	85	127,609
Sienna Senior Living, Inc. (b)	16,833	214,663
Sleep Country Canada Holdings, Inc.	7,927	186,865
SmartCentres Real Estate Investment Trust	24,993	604,191
SSR Mining, Inc.	12,160	197,956
Stantec, Inc.	19,021	885,492
Stelco Holdings, Inc.	3,188	105,279
Stella-Jones, Inc.	12,987	471,242
Superior Plus Corp.	48,169	605,394
The Descartes Systems Group, Inc. *	1,221	88,561
The North West Co., Inc.	13,186	384,292
TMX Group Ltd.	4,006	439,934
Torex Gold Resources, Inc. *	7,651	86,040

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	8,457	714,669
Tourmaline Oil Corp.	47,514	1,297,152
TransAlta Corp.	121,915	1,271,332
Transat AT, Inc. *(b)	81,555	379,143
Transcontinental, Inc., Class A	36,700	726,293
Tricon Residential, Inc.	6,971	83,534
Turquoise Hill Resources Ltd. *	25,343	422,925
Westshore Terminals Investment Corp.	14,748	254,626
Wheaton Precious Metals Corp.	17,245	796,593
Whitecap Resources, Inc.	208,218	952,970
Winpak Ltd.	7,304	238,686
Yamana Gold, Inc.	79,992	358,412
		56,340,343

Denmark 1.4%
Chr. Hansen Holding A/S	6,268	563,730
D/S Norden A/S	13,058	372,937
Demant A/S *	10,125	618,815
Dfds A/S *	8,684	479,640
Drilling Co. of 1972 A/S *	8,222	317,153
FLSmidth & Co. A/S	19,845	735,533
Genmab A/S *	655	296,046
GN Store Nord A/S	6,836	599,062
H. Lundbeck A/S	9,799	295,692
Jyske Bank A/S *	17,590	853,532
Matas A/S	17,246	307,463
NKT A/S *	6,853	325,657
Per Aarsleff Holding A/S	6,466	278,671
Ringkjoebing Landbobank A/S	1,911	216,972
Rockwool International A/S, B Shares	961	509,932
Royal Unibrew A/S	4,575	619,977
Scandinavian Tobacco Group A/S	19,051	390,283
Schouw & Co. A/S	3,546	379,387
SimCorp A/S	2,035	282,755
Sydbank A/S	25,384	777,123
Topdanmark A/S	5,188	264,190
Tryg A/S	22,004	543,824
		10,028,374

Finland 1.2%
Aktia Bank Oyj	14,165	198,582
Cargotec Oyj, B Shares	16,254	873,737
Finnair Oyj *(b)	346,125	277,478
Huhtamaki Oyj	17,629	938,927
Kemira Oyj	33,275	560,767
Kojamo Oyj	11,663	287,558
Konecranes Oyj	19,386	834,443
Metsa Board Oyj	38,426	424,769
Neles Oyj	18,415	284,856
Orion Oyj, Class B	16,134	686,751
Sanoma Oyj	18,553	344,213
TietoEVRY Oyj	16,432	552,680
Tokmanni Group Corp.	8,501	245,445
Uponor Oyj	12,730	405,973
Valmet Oyj	22,284	929,976
Yit Oyj	55,976	339,415
		8,185,570

France 4.2%
Aeroports de Paris *	5,742	696,025
Albioma S.A.	3,947	157,718
Alten S.A.	5,683	903,402
Amundi S.A.	7,786	719,063
Beneteau S.A. *	15,641	255,636
BioMerieux	2,709	323,011
CGG S.A. *	383,016	267,762
Security	Number of Shares	Value ($)
Cie Plastic Omnium S.A.	22,717	720,967
Coface S.A.	25,827	324,202
Covivio	7,779	730,770
Dassault Aviation S.A.	309	367,911
Derichebourg S.A. *	65,602	692,950
Edenred	15,917	924,713
Elior Group S.A. *	106,145	727,618
Eramet S.A. *	4,768	381,278
Eurofins Scientific SE	5,448	651,648
Euronext N.V.	4,947	550,335
Fnac Darty S.A.	9,375	650,739
Gaztransport Et Technigaz S.A.	2,158	173,045
Gecina S.A.	4,427	702,082
Getlink SE	48,925	783,709
ICADE	7,543	689,503
Iliad S.A.	4,052	873,226
Imerys S.A.	15,830	733,247
Ipsen S.A.	4,083	436,311
IPSOS	15,506	720,382
JCDecaux S.A. *	20,906	570,296
Kaufman & Broad S.A.	6,158	273,237
Korian S.A.	15,719	596,730
La Francaise des Jeux SAEM	3,150	168,405
Maisons du Monde S.A.	17,180	393,099
Mercialys S.A.	30,949	374,898
Mersen S.A.	5,961	236,786
Metropole Television S.A.	26,413	528,891
Nexans S.A.	9,848	942,585
Nexity S.A.	16,818	847,192
Orpea S.A.	5,795	735,892
Quadient S.A.	30,174	885,541
Remy Cointreau S.A. *	1,694	372,123
Sartorius Stedim Biotech	416	237,471
SEB S.A.	4,889	812,347
Societe BIC S.A.	12,593	853,752
Sopra Steria Group SACA	3,634	722,362
SPIE S.A.	36,781	871,214
Tarkett S.A. *	5,990	144,540
Technicolor S.A. *(b)	135,859	477,831
Television Francaise	63,511	606,417
Trigano S.A.	1,362	294,601
UbiSoft Entertainment S.A. *	9,634	610,736
Vallourec S.A. *	58,542	567,965
Verallia S.A.	3,245	120,331
Vicat S.A.	8,678	437,460
Virbac S.A.	231	93,297
Worldline S.A. *	9,851	922,054
		29,855,306

Germany 4.2%
1&1 AG	13,733	407,461
Aareal Bank AG	29,653	747,783
ADVA Optical Networking SE *	5,834	86,786
Alstria Office REIT AG	13,699	289,832
Aroundtown S.A.	65,185	510,208
Bechtle AG	3,032	626,055
Befesa S.A.	4,674	366,984
Bilfinger SE	17,756	546,091
Borussia Dortmund GmbH & Co. KGaA *	10,041	72,928
CANCOM SE	5,226	328,430
Carl Zeiss Meditec AG	1,752	390,192
CECONOMY AG *	104,934	503,423
Cewe Stiftung & Co. KGaA	1,316	197,324
CTS Eventim AG & Co. KGaA *	4,640	315,265
Deutsche Euroshop AG	11,749	278,845
Deutsche Pfandbriefbank AG	91,416	1,007,001
Deutz AG *	70,825	601,569
Dialog Semiconductor plc *	12,336	948,841

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Duerr AG	16,548	790,708
DWS Group GmbH & Co. KGaA	7,560	356,586
ElringKlinger AG *	19,385	316,326
Fielmann AG	3,653	274,325
Fraport AG Frankfurt Airport Services Worldwide *	12,025	790,930
Gerresheimer AG	4,811	502,336
Grand City Properties S.A.	12,097	321,301
GRENKE AG	3,705	161,342
Hamburger Hafen und Logistik AG	8,314	197,204
Hella GmbH & Co. KGaA *(b)	15,921	1,114,629
HelloFresh SE *	965	90,459
HOCHTIEF AG	7,250	575,267
Hornbach Holding AG & Co. KGaA	4,982	559,777
Hornback Baumarkt Aktiengesellschaft	2,271	91,595
Jenoptik AG	9,307	319,403
JOST Werke AG	3,847	235,020
Kloeckner & Co. SE *	98,579	1,499,643
Krones AG	5,915	583,186
KWS Saat SE & Co. KGaA	758	63,752
LEG Immobilien SE	4,564	721,325
Leoni AG *	88,195	1,540,246
Nordex SE *	14,857	285,736
Norma Group SE	9,312	493,098
Pfeiffer Vacuum Technology AG	931	190,177
Puma SE	7,110	872,179
QIAGEN N.V. *	10,766	576,983
Rational AG	211	229,763
RTL Group S.A. *	18,159	1,028,039
S&T AG	2,806	71,213
SAF-Holland SE *	23,084	321,481
Scout24 AG	4,486	384,155
Siltronic AG	3,633	597,852
Sixt SE *	3,361	467,601
Software AG	8,355	403,763
Stabilus S.A.	4,004	317,868
Stroeer SE & Co. KGaA	2,938	232,382
Suedzucker AG	36,540	550,018
TAG Immobilien AG	14,081	466,988
Takkt AG	18,961	311,662
Talanx AG *	15,984	679,138
Wacker Chemie AG	4,988	733,755
Wacker Neuson SE	11,108	334,785
Zalando SE *	7,781	864,565
zooplus AG *	246	83,752
		29,827,331

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	—

Hong Kong 3.5%
Asia Cement China Holdings Corp.	194,000	131,968
ASM Pacific Technology Ltd.	57,800	745,255
BOC Aviation Ltd.	32,100	236,021
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	—
Budweiser Brewing Co. APAC Ltd.	105,400	294,152
Cafe De Coral Holdings Ltd.	116,000	225,833
Cathay Pacific Airways Ltd. *	576,363	462,472
Champion REIT	120,000	68,165
Chow Sang Sang Holdings International Ltd.	214,000	358,087
Chow Tai Fook Jewellery Group Ltd.	334,000	700,229
CITIC Telecom International Holdings Ltd.	631,000	204,713
CK Infrastructure Holdings Ltd.	39,000	235,438
Cowell e Holdings, Inc.	297,000	165,759
Dairy Farm International Holdings Ltd.	102,817	386,378
FIH Mobile Ltd. *	3,429,000	468,527
FIT Hon Teng Ltd. *	227,000	48,611
Security	Number of Shares	Value ($)
Fortune REIT	218,000	236,911
Haitong International Securities Group Ltd.	817,904	210,788
Hang Lung Group Ltd.	288,000	705,250
Hang Lung Properties Ltd.	281,000	727,337
HKBN Ltd.	147,000	171,169
Huabao International Holdings Ltd. (b)	261,000	600,935
Hysan Development Co., Ltd.	92,000	362,263
IGG, Inc.	215,000	244,407
Johnson Electric Holdings Ltd.	166,000	389,049
JS Global Lifestyle Co., Ltd.	25,000	63,037
K Wah International Holdings Ltd.	651,000	294,258
Kerry Logistics Network Ltd.	158,000	470,824
Kerry Properties Ltd.	277,500	819,518
Lee & Man Paper Manufacturing Ltd.	582,000	434,583
Luk Fook Holdings International Ltd.	189,000	604,925
Man Wah Holdings Ltd.	134,000	268,870
Melco International Development Ltd. *	296,000	472,699
MGM China Holdings Ltd. *	134,800	162,823
Minth Group Ltd.	123,500	522,286
MMG Ltd. *	844,000	430,391
NagaCorp Ltd.	252,000	185,151
Nexteer Automotive Group Ltd.	396,000	494,923
NWS Holdings Ltd.	726,000	731,657
Pacific Basin Shipping Ltd. *	1,651,000	735,898
Pacific Textile Holdings Ltd.	304,000	164,691
Power Assets Holdings Ltd.	27,143	175,485
Prada S.p.A.	81,100	635,478
Shangri-La Asia Ltd. *	310,000	275,415
Shui On Land Ltd. *	2,934,500	468,755
Shun Tak Holdings Ltd. *	860,000	249,147
SITC International Holdings Co., Ltd.	142,000	585,803
SJM Holdings Ltd. *	469,000	423,000
Stella International Holdings Ltd. *	340,500	434,654
Sun Art Retail Group Ltd. *	541,000	336,797
Swire Properties Ltd.	153,200	435,725
The Bank of East Asia Ltd.	329,467	542,839
Tingyi (Cayman Islands) Holding Corp.	438,000	789,678
Towngas China Co., Ltd. *	287,470	188,875
Truly International Holdings Ltd. *	1,762,000	642,160
Uni-President China Holdings Ltd.	302,000	303,649
Value Partners Group Ltd.	266,000	152,937
Vitasoy International Holdings Ltd.	62,000	174,186
VSTECS Holdings Ltd.	388,000	309,867
VTech Holdings Ltd.	75,200	745,744
Want Want China Holdings Ltd.	1,165,000	786,382
Wynn Macau Ltd. *	288,800	370,128
Xinyi Glass Holdings Ltd.	242,000	904,441
		25,167,396

Ireland 0.4%
AIB Group plc *	324,249	796,371
Dalata Hotel Group plc *	15,524	70,986
Dole plc *	34,367	498,325
Glanbia plc	52,149	895,250
Irish Continental Group plc *	35,021	184,038
		2,444,970

Israel 1.5%
Arad Investment & Industrial Development Ltd.	726	76,619
Azrieli Group Ltd.	3,391	270,075
Bezeq The Israeli Telecommunication Corp., Ltd. *	980,273	1,047,017
Cellcom Israel Ltd. *	56,919	214,151
Clal Insurance Enterprise Holdings Ltd. *	10,806	215,134
Delek Group Ltd. *	11,388	680,271
El Al Israel Airlines *	1,261,482	194,135

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Elbit Systems Ltd.	3,605	474,726
Equital Ltd. *	3,396	90,263
Gazit-Globe Ltd.	45,645	339,380
Harel Insurance Investments & Finances Service Ltd.	24,881	236,064
Isracard Ltd. *	25,332	96,905
Israel Discount Bank Ltd., Class A *	212,102	993,592
Mizrahi Tefahot Bank Ltd. *	17,503	530,439
Nice Ltd. *	2,509	698,212
Norstar Holdings, Inc.	9,399	72,360
Oil Refineries Ltd. *	2,430,976	574,389
Partner Communications Co., Ltd. *	33,489	143,916
Paz Oil Co., Ltd. *	7,447	899,166
Shikun & Binui Ltd. *	32,115	181,948
Shufersal Ltd.	28,866	232,323
Strauss Group Ltd.	2,710	75,121
The First International Bank Of Israel Ltd. *	9,106	288,752
The Israel Corp., Ltd. *	3,596	1,145,175
The Phoenix Holdings Ltd.	25,555	244,213
Tower Semiconductor Ltd. *	22,647	611,181
		10,625,527

Italy 2.7%
ACEA S.p.A.	12,064	281,157
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	—
Amplifon S.p.A.	5,206	257,096
Anima Holding S.p.A.	77,522	381,878
Autogrill S.p.A. *	86,803	609,018
Azimut Holding S.p.A.	22,838	587,488
Banca Carige S.p.A. *	14,056	19,925
Banca Generali S.p.A. *	7,843	325,362
Banca IFIS S.p.A.	18,425	303,819
Banca Mediolanum S.p.A.	45,949	452,223
Banca Monte dei Paschi di Siena S.p.A. *	198,158	274,688
Banca Popolare Di Sondrio Scarl	205,401	904,780
BFF Bank S.p.A.	30,204	315,301
BPER Banca	386,712	753,899
Brembo S.p.A.	36,403	508,737
Buzzi Unicem S.p.A.	21,875	578,223
Cerved Group S.p.A. *	36,960	433,822
Davide Campari-Milano N.V.	33,953	477,329
De'Longhi S.p.A.	10,090	446,180
DiaSorin S.p.A.	1,088	220,814
Enav S.p.A. *	69,830	322,829
ERG S.p.A.	10,715	334,637
Esprinet S.p.A.	20,503	378,159
Fincantieri S.p.A. *	188,559	161,414
FinecoBank Banca Fineco S.p.A. *	37,672	674,571
Hera S.p.A.	232,629	988,545
Infrastrutture Wireless Italiane S.p.A.	15,073	170,267
Interpump Group S.p.A.	8,841	552,646
Iren S.p.A.	231,910	705,798
Italgas S.p.A.	105,797	716,108
Maire Tecnimont S.p.A.	68,568	253,597
MARR S.p.A. *	9,936	230,598
Mediaset S.p.A.	198,920	608,742
Moncler S.p.A.	12,085	830,030
Nexi S.p.A. *	4,804	102,927
OVS S.p.A. *	249,765	513,382
Piaggio & C. S.p.A.	50,212	192,871
Recordati Industria Chimica e Farmaceutica S.p.A.	8,512	526,481
Reply S.p.A.	1,489	266,181
Saipem S.p.A. *(b)	378,659	868,731
Salvatore Ferragamo S.p.A. *	16,948	338,036
Societa Cattolica Di Assicurazione S.p.A. *	59,178	485,578
Technogym S.p.A.	5,758	74,244
Tod's S.p.A. *	5,487	344,520
Security	Number of Shares	Value ($)
UnipolSai Assicurazioni S.p.A.	153,689	426,687
Webuild S.p.A. (b)	103,034	280,611
		19,479,929

Japan 30.2%
ABC-Mart, Inc.	6,900	380,441
Achilles Corp.	6,200	77,293
Acom Co., Ltd.	54,800	224,923
Adastria Co., Ltd.	19,780	341,183
ADEKA Corp.	42,600	860,088
Advance Residence Investment Corp.	86	293,441
Aeon Delight Co., Ltd.	8,100	266,508
AEON Financial Service Co., Ltd.	48,700	599,980
Aeon Mall Co., Ltd.	36,530	556,795
Aica Kogyo Co., Ltd.	13,100	462,876
Aichi Steel Corp.	11,800	312,975
Aida Engineering Ltd.	26,000	240,430
Aiful Corp.	24,600	77,319
Ain Holdings, Inc.	7,500	459,112
Alpen Co., Ltd.	8,600	241,750
Amano Corp.	19,700	485,739
Anritsu Corp. (b)	15,700	274,399
AOKI Holdings, Inc.	48,100	287,814
Aoyama Trading Co., Ltd. *	105,300	673,111
Aozora Bank Ltd.	38,800	873,309
Arata Corp.	13,400	522,974
Arcland Sakamoto Co., Ltd.	17,500	241,389
Arcs Co., Ltd.	31,700	645,635
Ariake Japan Co., Ltd.	1,300	75,462
As One Corp.	540	73,367
Asahi Holdings, Inc.	14,900	294,657
Asahi Intecc Co., Ltd.	5,700	154,453
Asanuma Corp.	4,400	189,330
Asics Corp.	52,700	1,163,859
ASKUL Corp.	10,700	161,516
Autobacs Seven Co., Ltd.	33,500	492,801
Avex, Inc.	20,900	297,227
Axial Retailing, Inc.	8,300	287,986
Azbil Corp.	19,900	776,062
Belc Co., Ltd.	3,900	191,238
Belluna Co., Ltd.	17,700	150,334
Benesse Holdings, Inc.	25,700	591,381
BML, Inc.	5,800	200,318
Bunka Shutter Co., Ltd.	29,500	317,450
Calbee, Inc.	19,300	443,405
Canon Electronics, Inc.	10,800	157,924
Canon Marketing Japan, Inc.	25,000	559,980
Capcom Co., Ltd.	9,900	272,209
Cawachi Ltd.	8,900	179,937
Central Glass Co., Ltd.	26,700	539,791
Chudenko Corp.	11,500	241,388
Chugoku Marine Paints Ltd.	21,300	176,358
Citizen Watch Co., Ltd.	262,700	1,027,638
CKD Corp.	13,700	273,995
Cocokara fine, Inc.	9,300	694,307
Colowide Co., Ltd.	9,700	175,336
Cosmos Pharmaceutical Corp.	2,870	487,190
Create SD Holdings Co., Ltd.	6,300	211,462
Credit Saison Co., Ltd.	70,000	834,969
CyberAgent, Inc.	35,900	646,144
Daifuku Co., Ltd.	8,100	725,835
Daihen Corp.	6,000	269,087
Daiho Corp.	8,000	310,461
Daiichikosho Co., Ltd.	14,500	507,872
Daikyonishikawa Corp.	59,500	383,630
Daio Paper Corp.	25,000	430,920
Daiseki Co., Ltd.	6,800	314,740
Daishi Hokuetsu Financial Group, Inc.	11,300	249,783

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiwa House REIT Investment Corp.	76	226,275
Daiwabo Holdings Co., Ltd.	52,200	1,053,719
DCM Holdings Co., Ltd.	52,200	514,469
Dena Co., Ltd.	24,086	453,537
Descente Ltd. *	12,000	326,561
Dexerials Corp.	14,300	329,702
Disco Corp.	2,375	678,197
DMG Mori Co., Ltd.	29,000	453,133
Doshisha Co., Ltd.	11,400	179,484
Doutor Nichires Holdings Co., Ltd.	17,300	263,669
Dowa Holdings Co., Ltd.	24,300	944,264
DTS Corp.	10,800	260,684
Duskin Co., Ltd.	16,800	387,973
DyDo Group Holdings, Inc.	4,500	218,449
Eagle Industry Co., Ltd.	24,000	283,763
Earth Corp.	3,000	177,664
Eizo Corp.	6,350	267,799
Elecom Co., Ltd.	3,700	65,143
EPS Holdings, Inc.	1,000	16,424
Exedy Corp.	39,400	596,655
Ezaki Glico Co., Ltd.	16,600	620,161
F.C.C. Co., Ltd.	22,800	326,864
Fancl Corp.	6,600	209,794
Food & Life Cos., Ltd.	9,200	374,851
Foster Electric Co., Ltd.	31,200	258,155
FP Corp.	6,560	252,538
Fuji Co., Ltd.	16,300	289,916
Fuji Corp.	19,538	459,778
Fuji Media Holdings, Inc.	30,500	330,892
Fuji Oil Holdings, Inc.	13,600	307,856
Fuji Seal International, Inc.	16,600	337,198
Fuji Soft, Inc.	5,700	288,011
Fujibo Holdings, Inc.	1,800	65,574
Fujimori Kogyo Co., Ltd.	6,100	230,466
Fujitec Co., Ltd.	19,300	428,786
Fujitsu General Ltd.	13,000	335,354
Fukuoka Financial Group, Inc.	38,900	655,664
Fukuyama Transporting Co., Ltd.	10,300	386,758
Furukawa Co., Ltd.	22,600	264,717
Furuno Electric Co., Ltd.	6,900	68,092
Futaba Industrial Co., Ltd.	80,300	417,293
Fuyo General Lease Co., Ltd.	3,300	215,625
Geo Holdings Corp.	36,100	403,346
Glory Ltd.	32,400	696,185
GLP J-REIT	173	309,872
GMO Internet, Inc.	2,500	65,921
Godo Steel Ltd.	8,900	124,800
Goldwin, Inc.	1,500	93,775
Gree, Inc.	29,400	162,093
GS Yuasa Corp.	37,700	968,548
GungHo Online Entertainment, Inc.	16,750	310,334
Gunze Ltd.	8,900	385,370
H.I.S. Co., Ltd. *	16,300	351,361
H.U. Group Holdings, Inc.	23,900	620,451
Hamakyorex Co., Ltd.	7,400	213,943
Hamamatsu Photonics K.K.	9,700	539,325
Hazama Ando Corp.	102,300	778,260
Heiwa Corp.	23,800	416,334
Heiwa Real Estate Co., Ltd.	5,100	184,048
Heiwado Co., Ltd.	22,600	430,538
Hikari Tsushin, Inc.	2,450	424,170
Hirata Corp.	1,200	67,553
Hirose Electric Co., Ltd.	5,039	754,875
Hisamitsu Pharmaceutical Co., Inc.	11,500	503,704
Hitachi Transport System Ltd.	12,300	492,984
Hitachi Zosen Corp.	104,400	754,292
Hogy Medical Co., Ltd.	5,000	157,238
Hokuetsu Corp.	112,800	628,611
Hokuhoku Financial Group, Inc.	51,100	369,030
Security	Number of Shares	Value ($)
Hokuriku Electric Power Co.	137,500	717,624
Horiba Ltd.	9,700	666,686
Hoshizaki Corp.	7,900	663,386
Hosiden Corp.	46,700	428,427
House Foods Group, Inc.	18,100	563,438
Hulic Co., Ltd.	50,700	576,801
Ibiden Co., Ltd.	19,100	1,011,826
Ichikoh Industries Ltd.	10,100	67,800
IDOM, Inc.	31,400	287,602
Iino Kaiun Kaisha Ltd.	55,100	228,468
Inaba Denki Sangyo Co., Ltd.	25,800	629,607
Inabata & Co., Ltd.	47,200	734,520
Inageya Co., Ltd.	7,200	94,859
Internet Initiative Japan, Inc.	10,700	339,754
Iriso Electronics Co., Ltd.	4,000	191,112
Ishihara Sangyo Kaisha Ltd.	31,400	321,257
Ito En Ltd.	9,500	560,537
Itochu Enex Co., Ltd.	48,100	441,143
Itochu Techno-Solutions Corp.	15,000	460,134
Itoham Yonekyu Holdings, Inc.	121,200	806,181
Iwatani Corp.	18,000	1,034,082
Izumi Co., Ltd.	19,300	660,627
J-Oil Mills, Inc.	14,100	238,201
Jaccs Co., Ltd.	13,500	313,955
JAFCO Group Co., Ltd.	4,600	262,774
Japan Airport Terminal Co., Ltd. *	6,500	280,890
Japan Aviation Electronics Industry Ltd.	26,500	421,954
Japan Display, Inc. *(b)	886,700	283,727
Japan Lifeline Co., Ltd.	5,700	71,753
Japan Metropolitan Fund Invest	650	680,898
Japan Petroleum Exploration Co., Ltd.	21,900	363,906
Japan Post Bank Co., Ltd.	89,600	760,499
Japan Prime Realty Investment Corp.	65	254,230
Japan Real Estate Investment Corp.	86	540,118
JEOL Ltd.	1,700	110,550
Joshin Denki Co., Ltd.	17,800	442,080
Joyful Honda Co., Ltd.	28,400	358,491
Juki Corp.	33,700	249,156
JVCKenwood Corp.	228,500	492,494
Kadokawa Corp.	7,500	292,862
Kaga Electronics Co., Ltd.	13,000	339,228
Kagome Co., Ltd.	14,600	374,933
Kakaku.com, Inc.	8,700	237,416
Kaken Pharmaceutical Co., Ltd.	10,100	447,058
Kameda Seika Co., Ltd.	3,600	148,628
Kamigumi Co., Ltd.	40,800	860,992
Kanamoto Co., Ltd.	17,800	416,096
Kandenko Co., Ltd.	69,300	581,306
Kanematsu Corp.	60,500	837,053
Kansai Paint Co., Ltd.	28,900	709,767
Kanto Denka Kogyo Co., Ltd.	9,100	87,497
Kato Sangyo Co., Ltd.	18,300	556,710
Kawasaki Kisen Kaisha Ltd. *	47,000	1,608,477
Keihan Holdings Co., Ltd.	17,800	489,356
Keikyu Corp.	51,200	608,275
Keisei Electric Railway Co., Ltd.	21,300	634,369
Keiyo Co., Ltd.	29,000	221,262
KH Neochem Co., Ltd.	9,400	222,276
Kintetsu World Express, Inc.	16,100	392,318
Kissei Pharmaceutical Co., Ltd.	8,800	181,043
Kitz Corp.	51,700	374,371
Kobayashi Pharmaceutical Co., Ltd.	5,000	398,825
Koei Tecmo Holdings Co., Ltd.	1,480	69,535
Kohnan Shoji Co., Ltd.	13,300	540,291
Kokuyo Co., Ltd.	42,600	691,224
Komeri Co., Ltd.	14,500	351,667
Konami Holdings Corp.	14,300	792,013
Kose Corp.	3,700	584,640
Kumagai Gumi Co., Ltd.	20,300	522,052

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kumiai Chemical Industry Co., Ltd.	17,900	137,631
Kura Sushi, Inc.	5,300	197,330
Kurabo Industries Ltd.	17,100	303,753
Kureha Corp.	8,000	525,881
Kurita Water Industries Ltd.	23,500	1,141,361
Kusuri no Aoki Holdings Co., Ltd.	2,400	160,731
KYB Corp. *	17,000	559,159
Kyoei Steel Ltd.	18,300	237,133
KYORIN Holdings, Inc.	16,400	265,752
Kyoritsu Maintenance Co., Ltd.	6,000	198,330
Kyowa Exeo Corp.	33,300	827,748
Kyowa Kirin Co., Ltd.	29,600	963,514
Kyudenko Corp.	17,200	612,961
Kyushu Financial Group, Inc.	78,000	278,329
Lawson, Inc.	15,500	779,031
Leopalace21 Corp. *	392,100	534,987
Life Corp.	8,300	289,948
Lintec Corp.	22,200	483,963
Lion Corp.	39,000	675,058
M3, Inc.	4,000	261,627
Mabuchi Motor Co., Ltd.	13,800	518,995
Macnica Fuji Electronics Holdings, Inc.	29,400	755,624
Maeda Corp.	65,100	547,306
Maeda Road Construction Co., Ltd.	24,700	471,661
Makino Milling Machine Co., Ltd.	10,950	413,133
Mandom Corp.	13,400	227,192
Maruha Nichiro Corp.	30,400	674,008
Marui Group Co., Ltd.	37,200	651,636
Maruichi Steel Tube Ltd.	19,000	458,356
Max Co., Ltd.	13,800	238,153
Maxell Holdings Ltd. *	28,900	338,285
MCJ Co., Ltd.	20,900	236,296
Mebuki Financial Group, Inc.	248,200	531,200
Megmilk Snow Brand Co., Ltd.	32,100	603,305
Meidensha Corp.	19,900	432,315
Meitec Corp.	5,400	305,008
Menicon Co., Ltd.	1,100	80,404
Ministop Co., Ltd.	10,600	138,113
Mirait Holdings Corp.	35,400	698,006
Mitsubishi HC Capital, Inc.	135,800	740,697
Mitsubishi Logisnext Co., Ltd.	27,500	249,590
Mitsubishi Logistics Corp.	17,000	505,044
Mitsui E&S Holdings Co., Ltd. *	100,400	469,638
Mitsui-Soko Holdings Co., Ltd.	12,600	293,542
Miura Co., Ltd.	7,100	313,527
Mixi, Inc.	21,600	544,074
Mizuho Leasing Co., Ltd.	6,700	222,366
Mizuno Corp.	16,000	366,816
Modec, Inc.	9,700	162,436
MonotaRO Co., Ltd.	2,700	62,107
Morinaga & Co., Ltd.	11,900	377,543
Morinaga Milk Industry Co., Ltd.	17,200	963,773
MOS Food Services, Inc.	6,000	171,912
Musashi Seimitsu Industry Co., Ltd.	23,600	490,633
Nabtesco Corp.	20,100	761,316
Nachi-Fujikoshi Corp.	10,500	427,629
Nankai Electric Railway Co., Ltd.	28,500	605,199
NEC Networks & System Integration Corp.	15,000	266,003
NET One Systems Co., Ltd.	11,000	377,239
Nexon Co., Ltd.	23,722	488,107
Nichi-iko Pharmaceutical Co., Ltd.	25,200	194,772
Nichias Corp.	20,900	531,314
Nichicon Corp.	24,800	264,151
Nichiha Corp.	10,600	278,462
Nichireki Co., Ltd.	5,200	64,124
Nifco, Inc.	22,900	761,124
Nihon Kohden Corp.	16,200	494,896
Nihon M&A Center, Inc.	3,000	83,547
Nihon Parkerizing Co., Ltd.	31,800	327,605
Security	Number of Shares	Value ($)
Nihon Unisys Ltd.	14,100	425,170
Nikkiso Co., Ltd.	22,900	237,514
Nikkon Holdings Co., Ltd.	25,200	555,008
Nippn Corp.	29,400	422,679
Nippo Corp.	20,200	561,136
Nippon Building Fund, Inc.	101	652,727
Nippon Chemi-Con Corp. *	12,600	292,306
Nippon Denko Co., Ltd.	68,500	189,461
Nippon Densetsu Kogyo Co., Ltd.	15,500	271,261
Nippon Gas Co., Ltd.	22,100	349,070
Nippon Kayaku Co., Ltd.	75,400	781,896
Nippon Koei Co., Ltd.	6,800	186,049
Nippon Paint Holdings Co., Ltd.	36,700	468,446
Nippon Prologis REIT, Inc.	95	317,258
Nippon Sanso Holdings Corp.	26,800	593,246
Nippon Sheet Glass Co., Ltd. *	139,700	769,323
Nippon Shinyaku Co., Ltd.	4,500	338,542
Nippon Signal Co., Ltd.	25,000	209,184
Nippon Soda Co., Ltd.	12,800	410,856
Nippon Suisan Kaisha Ltd.	182,600	947,309
Nippon Television Holdings, Inc.	12,700	141,202
Nippon Thompson Co., Ltd.	12,300	74,539
Nippon Yakin Kogyo Co., Ltd.	10,910	236,489
Nipro Corp.	46,100	572,594
Nishi-Nippon Financial Holdings, Inc.	56,300	316,533
Nishi-Nippon Railroad Co., Ltd.	24,200	580,103
Nishimatsu Construction Co., Ltd.	29,200	949,497
Nishimatsuya Chain Co., Ltd.	15,400	188,148
Nishio Rent All Co., Ltd.	11,100	303,734
Nissan Chemical Corp.	15,100	740,106
Nissha Co., Ltd.	21,000	295,669
Nisshinbo Holdings, Inc.	110,200	927,171
Nissin Electric Co., Ltd.	16,300	190,032
Nitta Corp.	7,300	175,899
Nittetsu Mining Co., Ltd.	5,400	296,807
Nitto Boseki Co., Ltd.	5,400	165,213
Nitto Kogyo Corp.	12,200	201,325
Noevir Holdings Co., Ltd	1,500	74,926
NOF Corp.	12,000	610,372
Nojima Corp.	14,100	366,491
Nomura Co., Ltd.	24,700	192,550
Nomura Real Estate Master Fund, Inc.	285	452,858
Nomura Research Institute Ltd.	25,080	807,070
North Pacific Bank Ltd.	81,400	174,121
NS Solutions Corp.	8,700	276,961
NSD Co., Ltd.	11,100	190,310
Obic Co., Ltd.	2,000	351,507
Ohsho Food Service Corp.	2,700	144,682
Okamoto Industries, Inc.	5,300	200,158
Okamura Corp.	47,100	667,106
Okasan Securities Group, Inc.	62,700	228,447
Oki Electric Industry Co., Ltd.	69,700	651,222
OKUMA Corp.	10,900	546,061
Okumura Corp.	18,600	505,512
Okuwa Co., Ltd.	14,700	146,358
Onward Holdings Co., Ltd.	157,900	433,564
Open House Co., Ltd.	8,900	449,982
Oracle Corp., Japan	2,700	201,690
Orient Corp.	186,300	233,837
Orix JREIT, Inc.	172	328,190
Osaka Soda Co., Ltd.	9,100	200,633
OSG Corp.	26,200	490,064
Outsourcing, Inc.	17,900	342,621
Pacific Industrial Co., Ltd.	26,600	323,768
Paramount Bed Holdings Co., Ltd.	11,700	209,127
Park24 Co., Ltd. *	29,100	548,697
Pasona Group, Inc.	3,900	79,106
Penta-Ocean Construction Co., Ltd.	110,800	750,808
Pigeon Corp.	11,300	325,363

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pilot Corp.	12,000	412,448
Piolax, Inc.	12,503	173,843
Plenus Co., Ltd.	13,100	252,281
Pola Orbis Holdings, Inc.	16,800	401,594
Press Kogyo Co., Ltd.	132,300	434,106
Prima Meat Packers Ltd.	13,700	371,472
Qol Holdings Co., Ltd.	13,600	188,534
Raito Kogyo Co., Ltd.	15,100	270,378
Raiznext Corp.	20,400	213,252
Relia, Inc.	15,800	193,602
Relo Group, Inc.	11,800	260,413
Rengo Co., Ltd.	103,200	878,588
Resorttrust, Inc.	17,200	282,699
Restar Holdings Corp.	15,200	269,955
Retail Partners Co., Ltd.	13,600	149,553
Rinnai Corp.	7,900	733,906
Rohto Pharmaceutical Co., Ltd.	16,600	437,627
Round One Corp.	24,100	234,891
Royal Holdings Co., Ltd. *	11,200	200,554
Ryobi Ltd.	37,100	488,192
Ryosan Co., Ltd.	26,300	555,575
Ryoyo Electro Corp. (b)	6,500	143,223
S Foods, Inc.	10,700	334,201
Saibu Gas Co., Ltd.	4,800	106,424
Saizeriya Co., Ltd.	12,200	300,529
Sakata INX Corp.	25,100	245,993
Sakata Seed Corp.	4,900	160,463
SAMTY Co., Ltd.	3,800	76,670
San-A Co., Ltd.	8,000	298,383
Sanden Holdings Corp. *	56,100	161,012
Sangetsu Corp.	25,700	373,464
Sanken Electric Co., Ltd. *	8,000	379,642
Sanki Engineering Co., Ltd.	25,100	343,202
Sankyo Co., Ltd.	15,100	376,839
Sanoh Industrial Co., Ltd.	19,100	216,362
Sanrio Co., Ltd. *	11,500	196,139
Sanwa Holdings Corp.	71,900	874,978
Sanyo Chemical Industries Ltd.	5,050	273,036
Sanyo Denki Co., Ltd.	3,200	206,820
Sanyo Special Steel Co., Ltd. *	16,000	268,094
Sapporo Holdings Ltd.	33,000	701,739
Sato Holdings Corp.	9,500	242,674
Sawai Group Holdings Co., Ltd.	11,540	494,271
SCREEN Holdings Co., Ltd.	9,300	842,450
SCSK Corp.	7,876	474,686
Sega Sammy Holdings, Inc.	63,500	800,949
Seiko Holdings Corp.	21,100	440,699
Seiren Co., Ltd.	16,200	329,471
Sekisui Jushi Corp.	8,000	159,282
Senko Group Holdings Co., Ltd.	58,300	590,003
Senshu Ikeda Holdings, Inc.	126,100	181,707
Seven Bank Ltd.	170,100	371,064
Sharp Corp.	33,300	511,470
Shibaura Machine Co., Ltd.	9,800	232,896
Shibuya Corp.	5,400	151,159
Shima Seiki Manufacturing Ltd.	11,600	193,109
Shindengen Electric Manufacturing Co., Ltd. *	7,100	288,684
Shinko Electric Industries Co., Ltd.	12,400	421,486
Shinmaywa Industries Ltd.	48,400	423,746
Shinsei Bank Ltd.	37,200	492,020
Ship Healthcare Holdings, Inc.	20,200	509,399
SHO-BOND Holdings Co., Ltd.	4,500	190,087
Shochiku Co., Ltd. *	1,350	146,852
Shoei Foods Corp.	4,600	164,451
Showa Sangyo Co., Ltd.	12,400	338,808
Siix Corp.	22,200	286,477
SKY Perfect JSAT Holdings, Inc.	71,600	270,881
Skylark Holdings Co., Ltd. *	56,100	755,611
Security	Number of Shares	Value ($)
Sodick Co., Ltd.	7,700	71,869
Sohgo Security Services Co., Ltd.	16,200	757,523
Sotetsu Holdings, Inc.	21,800	431,242
Square Enix Holdings Co., Ltd.	10,600	549,999
St. Marc Holdings Co., Ltd.	11,100	161,544
Star Micronics Co., Ltd.	10,900	164,002
Starts Corp., Inc.	10,400	272,208
Sugi Holdings Co., Ltd.	9,400	693,687
Sumitomo Bakelite Co., Ltd.	12,100	526,701
Sumitomo Dainippon Pharma Co., Ltd.	39,400	682,222
Sumitomo Densetsu Co., Ltd.	3,200	63,011
Sumitomo Mitsui Construction Co., Ltd.	132,380	584,651
Sumitomo Osaka Cement Co., Ltd.	24,000	686,313
Sundrug Co., Ltd.	22,800	740,136
Suruga Bank Ltd.	130,500	394,831
Swcc Showa Holdings Co., Ltd.	11,400	186,486
T-Gaia Corp.	13,400	241,647
Tadano Ltd.	58,900	606,110
Taikisha Ltd.	13,800	435,884
Taisho Pharmaceutical Holdings Co., Ltd.	9,900	554,430
Taiyo Holdings Co., Ltd.	2,900	134,002
Takara Holdings, Inc.	45,400	528,284
Takara Leben Co., Ltd.	23,200	72,580
Takara Standard Co., Ltd.	25,400	369,933
Takasago Thermal Engineering Co., Ltd.	30,700	563,896
Takeuchi Manufacturing Co., Ltd.	11,000	274,250
Takuma Co., Ltd.	15,300	245,678
Tamura Corp. (b)	38,500	303,569
Tanseisha Co., Ltd.	8,800	68,024
TBS Holdings, Inc.	13,200	198,662
TechnoPro Holdings, Inc.	12,300	307,637
The 77 Bank Ltd.	18,800	199,437
The Awa Bank Ltd.	8,500	153,848
The Bank of Kyoto Ltd.	7,600	327,289
The Chiba Bank Ltd.	117,800	670,126
The Chugoku Bank Ltd.	40,000	318,083
The Gunma Bank Ltd.	135,000	431,380
The Hachijuni Bank Ltd.	120,700	390,492
The Hokkoku Bank Ltd.	7,200	133,991
The Hyakugo Bank Ltd.	49,700	138,767
The Iyo Bank Ltd.	58,300	287,669
The Japan Steel Works Ltd.	20,300	499,377
The Japan Wool Textile Co., Ltd.	25,600	230,251
The Juroku Bank Ltd.	10,900	192,639
The Kiyo Bank Ltd.	14,300	190,798
The Musashino Bank Ltd.	12,200	182,968
The Nanto Bank Ltd.	9,800	168,262
The Nisshin Oillio Group Ltd.	16,100	443,355
The Ogaki Kyoritsu Bank Ltd.	9,500	160,063
The Okinawa Electric Power Co., Inc.	29,782	380,602
The San-in Godo Bank Ltd.	47,100	234,529
The Shiga Bank Ltd.	10,600	180,012
The Shizuoka Bank Ltd.	91,800	662,948
The Sumitomo Warehouse Co., Ltd.	23,200	338,529
THK Co., Ltd.	28,600	819,368
TKC Corp.	8,100	240,455
Toa Corp. (b)	11,200	252,604
Toagosei Co., Ltd.	50,900	531,716
Tocalo Co., Ltd.	5,200	65,339
Toda Corp.	97,300	693,518
Toei Co., Ltd.	1,100	198,457
Toho Co., Ltd.	18,400	801,035
Toho Zinc Co., Ltd.	13,400	230,901
Tokai Carbon Co., Ltd.	40,800	538,942
TOKAI Holdings Corp.	43,300	354,835
Tokai Rika Co., Ltd.	47,300	737,139
Tokai Tokyo Financial Holdings, Inc.	75,400	266,953
Token Corp.	4,450	401,726
Tokuyama Corp.	33,900	717,887

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyo Century Corp.	7,300	401,741
Tokyo Ohka Kogyo Co., Ltd.	5,900	382,388
Tokyo Seimitsu Co., Ltd.	8,600	368,199
Tokyo Steel Manufacturing Co., Ltd.	40,800	409,839
Tokyo Tatemono Co., Ltd.	52,500	789,857
Tokyu Construction Co., Ltd.	65,900	464,225
Tomy Co., Ltd.	43,900	385,631
Topcon Corp.	31,700	447,038
Toppan Forms Co., Ltd.	28,300	272,594
Topre Corp.	38,300	553,670
Toshiba TEC Corp.	8,600	346,480
Totetsu Kogyo Co., Ltd.	12,500	265,643
Towa Pharmaceutical Co., Ltd.	8,500	217,109
Toyo Construction Co., Ltd.	47,500	254,358
Toyo Ink SC Holdings Co., Ltd.	28,500	521,913
Toyo Tire Corp.	41,500	783,603
Toyobo Co., Ltd.	57,700	732,216
Toyota Boshoku Corp.	52,900	1,067,184
TPR Co., Ltd.	29,800	417,459
Trancom Co., Ltd.	2,700	210,686
Transcosmos, Inc.	10,600	300,767
Trend Micro, Inc.	13,700	713,264
Trusco Nakayama Corp.	13,700	362,143
TSI Holdings Co., Ltd. *	119,200	368,576
Tsubaki Nakashima Co., Ltd.	17,400	262,297
Tsubakimoto Chain Co.	23,800	724,787
Tsumura & Co.	14,200	447,924
TV Asahi Holdings Corp.	11,300	175,637
UACJ Corp. *	26,230	692,335
Uchida Yoko Co., Ltd.	3,600	165,862
Ulvac, Inc.	14,400	701,207
Unipres Corp.	78,100	705,392
United Arrows Ltd. *	21,900	380,693
United Super Markets Holdings, Inc.	53,600	524,345
United Urban Investment Corp.	230	338,325
Unitika Ltd. *	17,800	54,553
Ushio, Inc.	37,500	671,964
USS Co., Ltd.	24,100	419,531
V Technology Co., Ltd.	1,300	56,989
Valor Holdings Co., Ltd.	27,500	584,010
Valqua Ltd.	3,400	66,409
VT Holdings Co., Ltd.	54,900	245,131
Wacoal Holdings Corp.	28,100	640,011
Wacom Co., Ltd.	23,900	138,484
Wakita & Co., Ltd.	21,800	203,980
Warabeya Nichiyo Holdings Co., Ltd.	20,000	425,217
Welcia Holdings Co., Ltd.	16,000	544,635
World Co., Ltd. *	16,900	206,836
Xebio Holdings Co., Ltd.	32,200	295,235
Yamabiko Corp.	18,400	210,654
Yamaguchi Financial Group, Inc.	67,800	389,773
Yamato Kogyo Co., Ltd.	12,100	411,461
Yamazen Corp.	54,200	511,488
Yaoko Co., Ltd.	5,600	337,932
Yellow Hat Ltd.	14,400	277,552
Yokogawa Bridge Holdings Corp.	12,000	241,610
Yokohama Reito Co., Ltd.	24,600	199,642
Yondoshi Holdings, Inc.	10,200	168,606
Yoshinoya Holdings Co., Ltd. *	17,900	340,476
Yuasa Trading Co., Ltd.	15,300	437,237
Zenkoku Hosho Co., Ltd.	4,700	213,243
Zenrin Co., Ltd.	15,900	157,312
Zensho Holdings Co., Ltd.	18,100	459,202
Zeon Corp.	49,800	680,431
ZERIA Pharmaceutical Co., Ltd.	8,700	164,845
Zojirushi Corp.	11,000	152,676
ZOZO, Inc.	5,600	190,729
		215,228,924

Security	Number of Shares	Value ($)
Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	—

Netherlands 1.7%
Accell Group N.V. *	5,984	296,363
Adyen N.V. *	107	289,975
AMG Advanced Metallurgical Group N.V.	6,749	211,095
Arcadis N.V.	19,233	851,744
ASM International N.V.	3,004	1,066,150
BE Semiconductor Industries N.V.	6,783	595,266
Corbion N.V.	9,025	494,069
Eurocommercial Properties N.V. CVA	16,842	422,489
Flow Traders	3,907	158,877
Fugro N.V. *	39,930	377,467
GrandVision N.V.	7,487	251,789
Heijmans N.V. CVA	4,377	65,143
IMCD N.V.	4,266	739,136
Intertrust N.V. *	17,894	295,434
JDE Peet's N.V.	4,012	135,067
Koninklijke BAM Groep N.V *	234,419	662,739
Koninklijke Vopak N.V.	12,087	511,794
OCI N.V. *	15,416	373,976
PostNL N.V.	130,470	706,049
Royal Boskalis Westminster N.V.	35,643	1,121,653
SBM Offshore N.V.	44,707	648,981
Sligro Food Group N.V. *	23,535	683,098
TKH Group N.V.	11,512	612,023
TomTom N.V. *	18,431	154,807
Van Lanschot Kempen N.V. CVA	7,815	200,707
Wereldhave N.V.	22,315	368,359
		12,294,250

New Zealand 0.8%
Air New Zealand Ltd. *	550,040	575,023
Auckland International Airport Ltd. *	79,662	401,923
Chorus Ltd.	81,582	350,184
EBOS Group Ltd.	27,804	601,445
Fisher & Paykel Healthcare Corp., Ltd.	20,613	453,731
Freightways Ltd.	27,780	247,735
Genesis Energy Ltd.	142,468	340,762
Infratil Ltd.	69,082	351,899
Mercury NZ Ltd.	103,840	477,773
Meridian Energy Ltd.	171,076	622,014
Ryman Healthcare Ltd.	15,526	142,605
SKYCITY Entertainment Group Ltd. *	216,364	485,385
The a2 Milk Co., Ltd. *	20,956	91,114
Z Energy Ltd.	279,564	574,409
		5,716,002

Norway 1.6%
Aker A.S.A., A Shares	7,056	540,985
Aker BP A.S.A.	20,022	539,369
Aker Solutions A.S.A. *	163,042	310,120
Austevoll Seafood A.S.A.	34,642	436,741
Bakkafrost P/F	4,363	370,778
Bank Norwegian A.S.A.	22,253	260,683
Borregaard A.S.A.	18,170	473,030
BW LPG Ltd.	43,273	249,931
BW Offshore Ltd.	46,663	158,291
DNO A.S.A. *	245,446	232,384
Elkem A.S.A. *	102,501	379,358
Entra A.S.A.	15,798	385,171
Europris A.S.A.	36,959	248,687
Fjordkraft Holding A.S.A.	9,632	54,811
Frontline Ltd/Bermuda	24,397	195,804

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gjensidige Forsikring A.S.A.	24,954	571,025
Grieg Seafood A.S.A. *	8,148	78,577
Kongsberg Automotive A.S.A. *	719,636	226,429
Kongsberg Gruppen A.S.A.	12,681	363,196
Leroy Seafood Group A.S.A.	58,169	529,953
PGS A.S.A. *	831,288	407,184
Salmar A.S.A.	6,960	461,669
Schibsted A.S.A., A Shares	3,729	197,650
Schibsted A.S.A., B Shares	6,223	287,668
SpareBank 1 Nord Norge	31,789	301,168
SpareBank 1 SMN	31,470	436,712
SpareBank 1 SR Bank A.S.A.	32,136	420,685
Storebrand A.S.A.	72,226	620,135
TGS A.S.A.	39,657	453,715
Tomra Systems A.S.A.	6,408	370,300
Veidekke A.S.A.	32,938	424,273
XXL A.S.A. *	75,101	164,274
		11,150,756

Poland 0.9%
Alior Bank S.A. *	65,575	628,425
Asseco Poland S.A.	30,182	628,182
Bank Millennium S.A. *	190,913	244,309
Cyfrowy Polsat S.A.	74,686	662,238
Enea S.A. *	282,201	625,939
Eurocash S.A.	64,199	204,435
Jastrzebska Spolka Weglowa S.A. *	50,956	460,047
LPP S.A.	114	409,542
mBank S.A. *	3,304	274,971
Orange Polska S.A. *	355,067	705,987
Santander Bank Polska S.A. *	7,274	484,173
Tauron Polska Energia S.A. *	1,087,739	916,881
		6,245,129

Portugal 0.4%
Banco Espirito Santo S.A. *(a)	320,558	—
CTT-Correios de Portugal S.A.	74,420	387,189
EDP Renovaveis S.A.	11,300	265,412
Mota-Engil SGPS, S.A. *(b)	98,308	145,737
NOS SGPS, S.A.	119,619	443,289
Redes Energeticas Nacionais SGPS, S.A.	118,325	330,555
Sonae SGPS, S.A.	637,932	629,765
The Navigator Co., S.A.	137,298	494,478
		2,696,425

Republic of Korea 8.6%
AJ Networks Co., Ltd.	16,887	86,197
AK Holdings, Inc.	8,949	216,509
AMOREPACIFIC Group	10,654	534,016
Asiana Airlines, Inc. *	24,763	389,366
BGF retail Co., Ltd.	2,634	370,329
Binggrae Co., Ltd.	2,610	138,052
Celltrion, Inc. *	1,518	335,108
Cheil Worldwide, Inc.	21,507	453,043
Chong Kun Dang Pharmaceutical Corp.	581	65,773
CJ CGV Co., Ltd. *	3,166	81,121
CJ ENM Co., Ltd.	3,291	467,399
CJ Logistics Corp. *	2,425	371,114
Com2uS Corp.	1,866	184,713
Daehan Flour Mill Co., Ltd.	547	83,489
Daesang Corp.	12,310	290,711
Daewoo Engineering & Construction Co., Ltd. *	124,675	807,951
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	22,555	638,864
Daou Technology Inc.	8,064	187,441
Security	Number of Shares	Value ($)
DB HiTek Co., Ltd.	5,934	315,795
DGB Financial Group, Inc.	90,588	742,923
DL Holdings Co., Ltd.	9,317	640,231
Dongkuk Steel Mill Co., Ltd.	71,486	1,319,513
Dongwon Industries Co., Ltd.	706	149,177
Doosan Bobcat, Inc. *	9,245	371,360
Doosan Co., Ltd.	8,862	746,725
Doosan Heavy Industries & Construction Co., Ltd. *	126,595	2,394,365
Doosan Infracore Co., Ltd. *	25,209	354,080
Easy Holdings Co., Ltd.	15,847	71,028
Fila Holdings Corp.	8,167	371,203
Global & Yuasa Battery Co., Ltd.	1,223	93,040
Green Cross Corp.	528	134,338
Green Cross Holdings Corp.	4,921	135,075
GS Global Corp. *	33,863	79,909
GS Retail Co., Ltd.	22,020	676,289
Halla Holdings Corp.	4,605	184,429
Handsome Co., Ltd.	5,597	190,867
Hanjin Transportation Co., Ltd.	6,570	233,445
Hanmi Pharm Co., Ltd.	262	72,953
Hanon Systems	31,555	429,058
Hansol Chemical Co., Ltd.	308	71,717
Hansol Paper Co., Ltd.	18,098	252,050
Hanssem Co., Ltd.	2,192	228,983
Hanwha Aerospace Co., Ltd.	12,655	570,850
Hanwha General Insurance Co., Ltd. *	131,535	529,378
Hanwha Life Insurance Co., Ltd.	373,892	1,104,433
Harim Holdings Co., Ltd.	35,454	302,210
HDC Holdings Co., Ltd.	21,523	228,542
HDC Hyundai Development Co-Engineering & Construction, Class E	18,768	507,360
Hite Jinro Co., Ltd.	6,529	195,707
HMM Co., Ltd. *	32,379	1,127,958
Hotel Shilla Co., Ltd.	6,661	542,101
HS Industries Co., Ltd.	11,056	70,553
Huchems Fine Chemical Corp.	8,973	191,463
Hyosung Advanced Materials Corp. *	1,686	902,948
Hyosung Chemical Corp. *	1,295	442,815
Hyosung Corp.	3,735	398,415
Hyosung Heavy Industries Corp. *	4,811	327,897
Hyosung TNC Co., Ltd.	1,471	1,140,973
Hyundai Construction Equipment Co., Ltd. *	15,308	754,372
Hyundai Corp.	16,951	288,997
Hyundai Department Store Co., Ltd.	7,810	544,048
Hyundai Elevator Co., Ltd.	5,535	260,198
Hyundai Greenfood Co., Ltd.	40,451	354,078
Hyundai Home Shopping Network Corp.	2,993	211,688
Hyundai Mipo Dockyard Co., Ltd. *	6,768	494,650
Hyundai Wia Corp.	17,066	1,456,692
Innocean Worldwide, Inc.	1,294	69,091
Interpark Holdings Corp.	92,985	683,076
INTOPS Co., Ltd.	2,307	57,014
IS Dongseo Co., Ltd.	4,852	230,495
JB Financial Group Co., Ltd.	73,278	492,484
Kakao Corp.	4,203	538,047
Kangwon Land, Inc. *	28,638	644,005
KCC Corp.	2,666	824,010
KEPCO Plant Service & Engineering Co., Ltd.	9,822	364,229
KIWOOM Securities Co., Ltd.	634	65,131
Kolon Corp.	8,714	232,027
Kolon Industries, Inc.	15,275	1,075,852
Korea Aerospace Industries Ltd.	13,326	376,063
Korea Electric Terminal Co., Ltd.	3,452	284,360
Korea Investment Holdings Co., Ltd.	5,958	497,826
Korea Petrochemical Ind Co., Ltd.	1,954	433,155
Korean Reinsurance Co.	56,705	469,961
Kumho Petrochemical Co., Ltd.	4,551	806,190
Kumho Tire Co., Inc. *	66,103	384,684

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KUMHOE&C Co., Ltd.	7,756	84,421
Kwang Dong Pharmaceutical Co., Ltd.	8,559	65,883
LF Corp.	20,841	334,363
LG HelloVision Co., Ltd.	42,463	268,763
LG Innotek Co., Ltd.	5,115	1,011,047
Lotte Chilsung Beverage Co., Ltd.	1,688	212,748
Lotte Corp.	6,162	202,307
LOTTE Fine Chemical Co., Ltd.	6,696	422,526
Lotte Food Co., Ltd.	181	68,955
LOTTE Himart Co., Ltd.	17,468	541,948
LS Corp.	15,248	964,970
LS Electric Co., Ltd.	6,607	373,510
LX Hausys Ltd.	5,685	494,065
LX International Corp.	34,700	933,484
Mando Corp. *	16,720	898,850
Meritz Financial Group, Inc.	21,385	467,301
Meritz Fire & Marine Insurance Co., Ltd.	44,723	992,813
Meritz Securities Co., Ltd.	78,420	335,139
Mirae Asset Daewoo Co., Ltd.	35,494	276,111
NCSoft Corp.	853	611,792
Netmarble Corp.	615	74,234
Nexen Tire Corp.	34,628	279,276
NH Investment & Securities Co., Ltd.	27,363	302,633
NHN Corp. *	1,034	69,428
NICE Holdings Co., Ltd.	4,838	78,512
NongShim Co., Ltd.	1,325	378,896
OCI Co., Ltd. *	8,487	842,055
Orion Corp/Republic of Korea	3,562	364,098
Ottogi Corp.	424	198,604
Pan Ocean Co., Ltd.	60,598	398,457
Partron Co., Ltd.	20,185	179,473
Poongsan Corp.	16,312	546,774
S&T Motiv Co., Ltd.	3,102	165,827
S-1 Corp.	5,380	376,986
Samsung Card Co., Ltd.	13,559	412,922
Samsung Engineering Co., Ltd. *	30,430	618,608
Samsung Heavy Industries Co., Ltd. *(a)	159,291	901,714
Samsung Securities Co., Ltd.	10,099	389,077
SAMT Co., Ltd.	27,527	101,055
Samyang Corp.	1,368	75,741
Samyang Holding Corp.	4,679	443,108
Seah Besteel Corp.	14,440	394,410
Seohan Co., Ltd.	51,556	94,430
Seoul Semiconductor Co., Ltd.	12,274	196,804
Seoyon Co., Ltd.	7,288	104,404
Seoyon E-Hwa Co., Ltd.	33,344	231,805
SFA Engineering Corp.	5,668	200,532
Shinsegae, Inc.	2,723	630,580
SK Chemicals Co., Ltd.	690	142,377
SK Dicovery Co., Ltd.	4,121	174,934
SK Gas Ltd.	3,088	313,299
SK Materials Co., Ltd.	260	95,068
SK Networks Co., Ltd.	225,348	1,214,313
SKC Co., Ltd.	3,359	473,528
SL Corp.	7,659	220,281
SSANGYONG C&E Co., Ltd.	43,245	299,751
Sungwoo Hitech Co., Ltd.	84,694	485,671
Taekwang Industrial Co., Ltd.	613	598,172
Tongyang, Inc.	119,413	210,495
Unid Co., Ltd.	1,073	110,202
WONIK IPS Co., Ltd.	5,111	206,410
Young Poong Corp.	413	246,048
Youngone Corp.	11,717	405,975
Yuhan Corp.	5,130	275,010
		61,518,748

Security	Number of Shares	Value ($)
Singapore 1.4%
Ascendas Real Estate Investment Trust	243,021	559,250
Ascott Residence Trust	237,800	180,858
CapitaLand Integrated Commercial Trust	321,201	508,967
City Developments Ltd.	124,100	626,023
First Resources Ltd.	126,700	127,017
Genting Singapore Ltd.	1,282,000	764,968
Golden Agri-Resources Ltd.	6,820,600	1,155,014
Keppel Infrastructure Trust	646,000	262,224
Mapletree Commercial Trust	146,792	233,703
Mapletree Industrial Trust	98,866	218,906
Mapletree Logistics Trust	148,430	231,101
Mapletree North Asia Commercial Trust	279,562	208,441
NetLink NBN Trust	133,100	95,748
SATS Ltd. *	147,449	436,033
Sembcorp Industries Ltd.	475,400	733,328
Sembcorp Marine Ltd. *	2,819,560	238,956
Singapore Exchange Ltd.	73,300	641,374
Singapore Press Holdings Ltd.	767,700	1,065,169
Singapore Technologies Engineering Ltd.	272,300	804,151
StarHub Ltd.	318,600	284,626
Suntec Real Estate Investment Trust	197,600	212,645
UOL Group Ltd.	77,501	416,535
		10,005,037

Spain 1.4%
Abengoa S.A., B Shares *(a)	66,135,341	—
Acerinox S.A.	80,727	1,079,144
Almirall S.A.	12,224	193,957
Applus Services S.A.	48,183	463,830
Atresmedia Corp de Medios de Comunicaion S.A. *	17,164	70,978
Caja de Ahorros del Mediterraneo *(a)	5,382	—
Cellnex Telecom S.A.	5,755	375,322
Cia de Distribucion Integral Logista Holdings S.A.	16,300	351,362
Cie Automotive S.A.	11,740	349,995
Construcciones y Auxiliar de Ferrocarriles S.A.	4,382	185,893
Ebro Foods S.A.	23,564	477,993
Ence Energia y Celulosa S.A. *	48,046	148,510
Euskaltel S.A.	20,901	271,740
FAES FARMA S.A.	45,097	176,003
Gestamp Automocion S.A. *	107,128	523,874
Grupo Catalana Occidente S.A.	9,245	346,005
Indra Sistemas S.A. *	24,018	251,432
Inmobiliaria Colonial Socimi S.A.	20,997	223,920
Mediaset Espana Comunicacion S.A. *	105,922	630,134
Melia Hotels International S.A. *	47,963	330,938
Merlin Properties Socimi S.A.	35,921	402,891
Obrascon Huarte Lain S.A. *(b)	335,139	242,805
Prosegur Cash S.A.	171,787	168,248
Prosegur Cia de Seguridad S.A.	156,747	535,498
Sacyr S.A.	132,232	321,517
Siemens Gamesa Renewable Energy S.A. *	18,397	513,071
Tecnicas Reunidas S.A. *	16,968	143,461
Unicaja Banco S.A.	584,137	537,129
Viscofan S.A.	6,634	460,681
Zardoya Otis S.A.	33,142	224,596
		10,000,927

Sweden 3.5%
AAK AB	24,642	587,452
AddTech AB, B Shares	12,954	269,541
AFRY AB	12,742	434,228
Arjo AB, B Shares	33,099	418,099

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Attendo AB *	37,846	185,226
Axfood AB	24,706	668,710
Beijer Ref AB	12,552	265,053
Betsson AB, B Shares *	33,910	272,985
Bilia AB, A Shares	26,947	578,199
BillerudKorsnas AB	45,507	984,420
Bonava AB, B Shares	35,086	375,264
Bravida Holding AB	31,101	481,234
Castellum AB	24,209	678,023
Clas Ohlson AB, B Shares *	17,828	182,870
Cloetta AB, B Shares	67,876	220,287
Concentric AB	7,343	168,972
Coor Service Management Holding AB	27,490	253,092
Dometic Group AB	44,628	757,488
Dustin Group AB	6,638	77,072
Electrolux Professional AB, B Shares *	56,012	416,357
Elekta AB, B Shares	33,525	489,314
Evolution AB	501	87,174
Fabege AB	16,610	287,639
Fastighets AB Balder, B Shares *	4,023	277,621
Fingerprint Cards AB, B Shares *	21,941	78,205
Getinge AB, B Shares	28,500	1,238,525
Granges AB	28,429	375,821
Hexpol AB	52,181	710,442
Holmen AB, B Shares	14,037	738,938
Indutrade AB	19,850	647,474
International Petroleum Corp. *	27,196	131,188
Intrum AB	12,524	388,058
Inwido AB	14,111	261,504
JM AB	18,162	640,892
Kinnevik AB, B Shares *	16,058	700,061
Kungsleden AB	21,691	292,795
LE Lundbergfortagen AB, B Shares	9,317	664,842
Lifco AB, B Shares	12,049	353,396
Lindab International AB	13,019	379,962
Loomis AB	26,605	892,252
Mekonomen AB *	13,077	209,180
Modern Times Group MTG AB, B Shares *	11,385	161,740
Mycronic AB	2,672	78,473
NCC AB, B Shares	28,640	508,918
Nibe Industrier AB, B Shares	52,942	632,656
Nobia AB	52,975	434,222
Nolato AB, B Shares	17,313	192,177
Nordic Entertainment Group AB, B Shares *	4,678	249,810
Pandox AB *	14,054	235,256
Peab AB	62,119	724,403
Ratos AB, B Shares	97,089	688,204
Resurs Holding AB	33,676	162,429
Saab AB, B Shares	21,278	645,634
SAS AB *	1,562,018	380,688
Scandic Hotels Group AB *(b)	79,073	322,112
Sweco AB, B Shares	17,083	273,260
Swedish Orphan Biovitrum AB *	11,389	222,578
Tethys Oil AB	9,892	65,825
Thule Group AB	9,085	458,692
Wallenstam AB, B Shares	9,820	164,897
Wihlborgs Fastigheter AB	10,889	253,699
		24,975,528

Switzerland 3.2%
Allreal Holding AG	2,061	426,375
ALSO Holding AG *	906	278,756
ams AG *	18,934	361,806
Arbonia AG	13,903	263,986
Aryzta AG *	722,685	962,009
Autoneum Holding AG *	1,909	366,560
Banque Cantonale Vaudoise	2,888	257,817
Belimo Holding AG	669	345,519
Security	Number of Shares	Value ($)
BKW AG	3,295	362,972
Bobst Group S.A. *	2,474	212,482
Bucher Industries AG	1,294	720,135
Burckhardt Compression Holding AG	523	205,198
Bystronic AG	272	374,266
Cembra Money Bank AG	3,521	365,779
Daetwyler Holding AG	866	314,386
dormakaba Holding AG	544	376,325
Emmi AG	377	415,143
EMS-Chemie Holding AG	594	658,484
Flughafen Zuerich AG *	3,280	527,055
Forbo Holding AG	174	372,421
Galenica AG	11,831	898,127
GAM Holding AG *	183,779	397,584
Helvetia Holding AG	7,814	849,882
Huber & Suhner AG	3,934	334,578
Implenia AG *	9,903	263,030
Inficon Holding AG	186	224,084
Interroll Holding AG	20	91,406
Komax Holding AG *	779	228,878
Landis+Gyr Group AG *	6,970	551,660
Logitech International S.A.	8,792	965,972
Mobimo Holding AG *	813	278,912
OC Oerlikon Corp. AG	51,096	578,381
PSP Swiss Property AG	2,767	374,453
Rieter Holding AG *	1,709	401,873
Schweiter Technologies AG	195	305,249
SFS Group AG	3,083	459,804
Siegfried Holding AG *	332	335,945
SIG Combibloc Group AG *	30,262	892,904
Softwareone Holding AG *	5,028	129,046
St. Galler Kantonalbank AG	335	155,791
Stadler Rail AG (b)	5,383	236,273
Straumann Holding AG	334	619,242
Sulzer AG	5,178	759,812
Tecan Group AG	552	318,321
Temenos AG	2,295	364,557
u-blox Holding AG *	2,525	199,302
Valiant Holding AG	2,531	263,228
Valora Holding AG *	1,994	451,419
VAT Group AG	1,440	565,279
Vetropack Holding AG	2,879	190,276
Vifor Pharma AG	6,052	846,383
Vontobel Holding AG	3,424	301,903
Zehnder Group AG	3,825	406,308
Zur Rose Group AG *	447	166,296
		22,573,632

United Kingdom 11.6%
4imprint Group plc *	2,183	85,114
888 Holdings plc	44,843	231,575
AG Barr plc *	20,871	166,812
Airtel Africa plc	331,804	410,105
Ascential plc *	38,891	233,858
Ashmore Group plc	48,749	257,442
Auto Trader Group plc *	39,021	353,536
Avast plc	27,894	224,792
AVEVA Group plc	10,910	595,273
B&M European Value Retail S.A.	112,539	864,619
Babcock International Group plc *	231,596	823,124
Bank of Georgia Group plc *	12,185	254,057
Beazley plc *	117,665	641,788
Biffa plc *	70,628	350,968
Big Yellow Group plc	10,492	211,758
Bodycote plc	57,243	717,869
Brewin Dolphin Holdings plc	60,002	299,071
Britvic plc	49,772	674,190
C&C Group plc *	98,103	322,908

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capita plc *	1,129,017	553,109
Card Factory plc *	556,054	460,658
Centamin plc	326,885	486,531
Chemring Group plc	68,624	292,992
Cineworld Group plc *(b)	688,260	607,108
Clarkson plc	4,742	212,572
Close Brothers Group plc	35,725	766,220
Coats Group plc	343,760	334,956
Computacenter plc	14,266	539,283
ConvaTec Group plc	200,595	660,542
Costain Group plc *(b)	339,173	263,069
Countryside Properties plc *	76,227	557,060
Cranswick plc	12,270	689,421
Crest Nicholson Holdings plc *	156,455	902,076
De La Rue plc *	118,393	295,892
Dechra Pharmaceuticals plc	3,669	253,466
Derwent London plc	7,235	364,805
Diploma plc	8,959	368,030
Domino's Pizza Group plc	44,103	256,738
Dunelm Group plc	13,507	248,871
Electrocomponents plc	55,578	785,191
Elementis plc *	244,117	483,874
Entain plc *	38,331	966,565
Equiniti Group plc *	115,578	287,570
Essentra plc	111,620	439,779
Euromoney Institutional Investor plc	22,166	313,267
Ferrexpo plc	100,285	670,317
Flutter Entertainment plc *	6,629	1,132,118
Forterra plc	59,645	250,378
Frasers Group plc *	63,093	528,639
Fresnillo plc	25,653	291,837
Games Workshop Group plc	1,590	251,288
Genuit Group plc	31,895	283,147
Genus plc	3,703	283,744
Grafton Group plc	71,885	1,282,470
Grainger plc	61,232	257,522
Great Portland Estates plc	31,930	337,933
Greencore Group plc *	230,766	418,176
Greggs plc *	20,167	772,754
Halfords Group plc *	140,612	695,414
Halma plc	21,811	875,515
Hammerson plc	1,019,174	522,835
Harbour Energy plc *	102,594	465,981
Hargreaves Lansdown plc	19,689	446,561
Hikma Pharmaceuticals plc	17,264	634,822
Hill & Smith Holdings plc	14,676	331,290
Hilton Food Group plc	14,925	236,451
Hiscox Ltd. *	58,353	708,595
Hochschild Mining plc	69,716	149,360
HomeServe plc	29,162	379,004
Howden Joinery Group plc	96,432	1,201,694
Hunting plc	87,852	256,178
Ibstock plc	121,697	361,602
IG Group Holdings plc	71,024	879,891
IMI plc	54,579	1,335,269
Indivior plc *	199,900	458,471
Intermediate Capital Group plc	26,515	799,043
Intu Properties plc *(a)(b)	4,024,942	—
Investec plc	168,652	640,728
IWG plc *	143,040	623,194
J.D. Wetherspoon plc *	21,786	343,707
JD Sports Fashion plc	39,510	492,302
John Laing Group plc	78,038	434,590
John Menzies plc *	36,922	163,481
Jupiter Fund Management plc	163,785	615,545
Just Group plc *	509,285	705,876
Kier Group plc *	615,455	1,077,909
Lancashire Holdings Ltd.	44,788	396,366
Man Group plc	453,440	1,247,643
Security	Number of Shares	Value ($)
Mapeley Ltd. *(a)	2,199	—
Marshalls plc	24,622	249,762
Marston's plc *	466,016	542,825
Mediclinic International plc *	127,457	493,378
Mitchells & Butlers plc *	145,850	565,297
Moneysupermarket.com Group plc	95,601	337,407
Morgan Advanced Materials plc	95,004	508,414
Morgan Sindall Group plc	18,259	593,893
National Express Group plc *	258,630	977,829
NewRiver REIT plc	61,192	71,193
Ocado Group plc *	7,428	191,401
OSB Group plc	48,327	325,125
Oxford Instruments plc	2,746	92,079
Pagegroup plc *	99,076	846,952
Paragon Banking Group plc	54,249	416,619
PayPoint plc	21,367	175,231
Petrofac Ltd. *	301,012	431,898
Petropavlovsk plc *	561,163	167,080
Pets at Home Group plc	92,517	601,067
Phoenix Group Holdings plc	69,319	653,251
Playtech plc *	122,269	628,830
Plus500 Ltd.	24,416	475,167
Premier Foods plc	363,235	562,455
Provident Financial plc *	197,504	777,464
PZ Cussons plc	49,857	174,293
QinetiQ Group plc	129,369	591,462
Quilter plc	138,434	308,589
Rathbone Brothers plc	8,105	211,166
Reach plc	173,708	928,392
Redde Northgate plc	154,098	905,932
Redrow plc	79,267	708,210
Renishaw plc	2,839	201,948
Rhi Magnesita N.V.	5,681	298,807
Rightmove plc	33,279	324,619
Rotork plc	112,348	563,394
Sabre Insurance Group plc	24,025	77,424
Safestore Holdings plc	14,467	212,353
Saga plc *	156,183	768,525
Savills plc	33,373	533,009
Schroders plc	15,826	803,710
Segro plc	40,359	682,238
Senior plc *	466,236	1,049,871
Serco Group plc	225,352	443,028
SIG plc *	913,361	578,319
Softcat plc	8,407	225,885
Spectris plc	22,781	1,130,766
Spirax-Sarco Engineering plc	4,346	905,483
Spirent Communications plc	61,279	217,374
SSP Group plc *	189,275	686,381
St. James's Place plc	52,637	1,159,697
St. Modwen Properties plc	40,729	316,469
Stagecoach Group plc *	467,763	485,368
Sthree plc	57,305	398,772
Superdry plc *	89,620	465,899
Synthomer plc	69,291	509,654
TBC Bank Group plc *	5,288	89,233
Ted Baker plc *	98,256	178,996
Telecom Plus plc	14,648	208,901
The British Land Co., plc	163,267	1,155,919
The Go-Ahead Group plc *	49,339	705,015
The Restaurant Group plc *	274,179	437,513
The Unite Group plc	13,319	214,293
The Weir Group plc *	38,755	933,238
TP ICAP Group plc	130,715	355,466
Tritax Big Box REIT plc	25,677	75,120
Tullow Oil plc *	467,257	291,226
Tyman plc	61,256	360,593
UDG Healthcare plc	36,705	549,995
Ultra Electronics Holdings plc	13,174	580,099

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vesuvius plc	85,740	636,009
Victrex plc	15,025	554,087
Virgin Money UK plc *	442,538	1,228,728
Vistry Group plc	58,978	977,605
WH Smith plc *	30,663	691,568
Wizz Air Holdings plc *	3,752	257,893
Workspace Group plc	15,712	188,586
		82,569,881
Total Common Stock
(Cost $490,160,200)		706,131,347

Preferred Stock 0.4% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	5,042	463,533
Jungheinrich AG	11,152	613,492
Sartorius AG	561	339,356
Schaeffler AG	61,264	533,470
Sixt SE	4,139	342,975
		2,292,826

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A.	20,361	373,892

Republic of Korea 0.0%
Mirae Asset Securities Co., Ltd.	4,119	16,521
Total Preferred Stock
(Cost $1,623,553)		2,683,239

Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 1.7% of net assets

Money Market Fund 1.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	8,487,592	8,487,592

Time Deposits 0.5%
BNP Paribas SA
Swiss Franc
(1.49%), 08/02/21 (e)(f)	852	941
Brown Brothers Harriman & Co.
Australian Dollar
(0.22%), 08/02/21 (e)(f)	11,254	8,258
Canadian Dollar
0.01%, 08/02/21 (e)	25,588	20,510
Danish Krone
(0.62%), 08/02/21 (e)(f)	3,987	636
Security	Number of Shares/ Face Amount	Value ($)
Hong Kong Dollar
0.00%, 08/02/21 (e)	436,448	56,163
New Zealand Dollar
0.01%, 08/02/21 (e)	712	496
Norwegian Krone
(0.20%), 08/02/21 (e)(f)	46,499	5,263
Singapore Dollar
0.01%, 08/02/21 (e)	617	455
Citibank NA
Euro
(0.78%), 08/02/21 (e)(f)	15,120	17,936
Pound Sterling
0.01%, 08/02/21 (e)	9,340	12,983
Skandinaviska Enskilda Banken AB
Swedish Krona
(0.27%), 08/02/21 (e)(f)	3,371,147	391,611
U.S.Dollar
0.01%, 08/02/21 (e)	3,125,365	3,125,365
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.28%), 08/02/21 (e)(f)	1,568,263	14,295
		3,654,912
Total Short-Term Investments
(Cost $12,142,504)		12,142,504

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	30	3,479,100	(783)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,472,821.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$10,625,527	$—	$10,625,527
Australia	261,151	34,234,355	—*	34,495,506
Austria	1,156,444	4,834,205	—	5,990,649
Belgium	650,906	8,064,301	—	8,715,207
Canada	56,340,343	—	—	56,340,343
Denmark	1,786,759	8,241,615	—	10,028,374
Finland	629,069	7,556,501	—	8,185,570
France	1,414,432	28,440,874	—	29,855,306
Germany	2,436,925	27,390,406	—	29,827,331
Greece	—	—	—*	—
Hong Kong	961,608	24,205,788	—*	25,167,396
Ireland	682,363	1,762,607	—	2,444,970
Italy	19,925	19,460,004	—*	19,479,929
Japan	309,872	214,919,052	—	215,228,924
Luxembourg	—	—	—*	—
Netherlands	1,420,270	10,873,980	—	12,294,250
New Zealand	733,120	4,982,882	—	5,716,002
Norway	1,949,887	9,200,869	—	11,150,756
Poland	2,022,076	4,223,053	—	6,245,129
Portugal	1,039,256	1,657,169	—*	2,696,425
Republic of Korea	376,986	60,240,048	901,714	61,518,748
Singapore	262,224	9,742,813	—	10,005,037
Spain	2,660,603	7,340,324	—*	10,000,927
Sweden	3,490,543	21,484,985	—	24,975,528
Switzerland	3,039,346	19,534,286	—	22,573,632
United Kingdom	26,902,797	55,667,084	—*	82,569,881
Preferred Stock[1]	—	16,521	—	16,521
Germany	463,533	1,829,293	—	2,292,826
Italy	373,892	—	—	373,892
Short-Term Investments[1]	—	3,654,912	—	3,654,912
Money Market Fund	8,487,592	—	—	8,487,592
Liabilities
Futures Contracts[2]	(783)	—	—	(783)
Total	$119,871,139	$600,183,454	$901,714	$720,956,307
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 93.2% of net assets

Brazil 6.6%
Ambev S.A.	885,950	2,830,549
B3 S.A. - Brasil Bolsa Balcao	245,499	718,833
Banco Bradesco S.A.	399,350	1,583,368
Banco do Brasil S.A.	514,915	3,127,108
BRF S.A. *	236,318	1,162,476
CCR S.A.	335,100	836,423
Centrais Eletricas Brasileiras S.A.	98,316	759,798
Cia Brasileira de Distribuicao	56,399	336,017
Cia Energetica de Minas Gerais	63,826	180,146
Cielo S.A.	967,834	628,096
Cogna Educacao *	880,600	615,444
Companhia de Saneamento Basico do Estado de Sao Paulo	104,510	711,549
Embraer S.A. *	455,751	1,626,729
IRB Brasil Resseguros S.A.	633,711	691,111
Itau Unibanco Holding S.A.	170,700	900,327
JBS S.A.	438,300	2,697,166
Petrobras Distribuidora S.A.	433,800	2,359,632
Petroleo Brasileiro S.A.	1,271,265	6,712,387
Sendas Distribuidora S.A.	49,099	817,146
Suzano S.A. *	64,400	668,575
Telefonica Brasil S.A.	155,472	1,230,164
TIM S.A.	290,347	631,062
Ultrapar Participacoes S.A.	577,428	1,960,145
Vale S.A.	537,797	11,230,414
		45,014,665

Chile 0.8%
Banco de Chile	7,790,999	713,513
Cencosud S.A.	668,336	1,212,170
Empresas CMPC S.A.	267,588	578,275
Empresas Copec S.A.	152,633	1,317,388
Enel Americas S.A.	5,839,769	811,613
Falabella S.A.	184,351	716,624
		5,349,583

China 23.0%
Agile Group Holdings Ltd.	548,000	599,542
Agricultural Bank of China Ltd., A Shares	2,716,800	1,231,607
Agricultural Bank of China Ltd., H Shares	8,714,600	2,906,086
Alibaba Group Holding Ltd. *	249,492	6,093,281
Anhui Conch Cement Co., Ltd., A Shares	38,500	211,163
Anhui Conch Cement Co., Ltd., H Shares	179,000	856,139
BAIC Motor Corp., Ltd., H Shares	2,299,000	820,741
Baidu, Inc. ADR *	17,824	2,923,314
Bank of China Ltd., A Shares	1,712,500	792,232
Bank of China Ltd., H Shares	24,952,234	8,670,658
Bank of Communications Co., Ltd., A Shares	1,001,600	663,401
Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., H Shares	2,593,000	1,499,921
Beijing Enterprises Holdings Ltd.	185,000	575,447
BYD Co., Ltd., A Shares	5,600	231,186
BYD Co., Ltd., H Shares	28,000	865,436
China Cinda Asset Management Co., Ltd., H Shares	4,014,000	681,817
China CITIC Bank Corp., Ltd., A Shares	256,500	180,356
China CITIC Bank Corp., Ltd., H Shares	3,595,000	1,608,850
China Communications Services Corp., Ltd., H Shares	1,324,000	567,994
China Construction Bank Corp., A Shares	210,200	187,411
China Construction Bank Corp., H Shares	28,371,960	19,762,301
China Everbright Bank Co., Ltd., A Shares	813,500	415,376
China Everbright Bank Co., Ltd., H Shares	927,000	316,010
China Evergrande Group (a)	963,000	651,545
China Gas Holdings Ltd.	189,800	584,354
China Hongqiao Group Ltd.	851,500	1,128,954
China Huarong Asset Management Co., Ltd., H Shares (b)	11,177,000	1,100,275
China Jinmao Holdings Group Ltd.	1,510,000	421,693
China Life Insurance Co., Ltd., A Shares	17,000	73,744
China Life Insurance Co., Ltd., H Shares	483,000	805,038
China Longyuan Power Group Corp., Ltd., H Shares	646,000	1,209,742
China Mengniu Dairy Co., Ltd. *	173,000	939,288
China Merchants Bank Co., Ltd., A Shares	160,400	1,156,291
China Merchants Bank Co., Ltd., H Shares	413,150	3,143,060
China Minsheng Banking Corp., Ltd., A Shares	974,600	600,380
China Minsheng Banking Corp., Ltd., H Shares	2,606,800	1,060,470
China National Building Material Co., Ltd., H Shares	1,368,000	1,481,682
China Oriental Group Co., Ltd.	2,586,000	827,615
China Overseas Land & Investment Ltd.	1,165,000	2,441,774
China Pacific Insurance Group Co., Ltd., A Shares	43,200	174,224
China Pacific Insurance Group Co., Ltd., H Shares	244,600	688,799
China Petroleum & Chemical Corp., A Shares	2,091,100	1,290,149
China Petroleum & Chemical Corp., H Shares	21,930,400	10,028,123
China Railway Group Ltd., A Shares	305,000	248,915
China Railway Group Ltd., H Shares	1,570,000	727,931
China Resources Land Ltd.	475,000	1,587,382
China Resources Power Holdings Co., Ltd.	1,172,000	2,020,465
China Shenhua Energy Co., Ltd., A Shares	164,800	434,034
China Shenhua Energy Co., Ltd., H Shares	1,164,000	2,202,545
China State Construction Engineering Corp., Ltd., A Shares	1,181,200	815,895
China Taiping Insurance Holdings Co., Ltd.	361,400	507,678
China Tower Corp., Ltd., H Shares	6,366,000	844,505
China Vanke Co., Ltd., A Shares	123,300	394,515
China Vanke Co., Ltd., H Shares	324,500	845,340

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CITIC Ltd.	2,777,000	2,999,409
Country Garden Holdings Co., Ltd.	1,591,114	1,555,505
Dongfeng Motor Group Co., Ltd., H Shares	1,051,000	932,332
ENN Energy Holdings Ltd.	60,400	1,260,445
Fosun International Ltd.	624,000	826,065
GCL-Poly Energy Holdings Ltd. *(b)	13,164,000	2,063,241
Geely Automobile Holdings Ltd.	497,000	1,667,131
Guangzhou R&F Properties Co., Ltd., H Shares	876,000	768,701
Hengan International Group Co., Ltd.	108,500	643,585
Huaneng Power International, Inc., A Shares	256,400	152,195
Huaneng Power International, Inc., H Shares	2,476,000	841,101
Industrial & Commercial Bank of China Ltd., A Shares	1,392,300	988,551
Industrial & Commercial Bank of China Ltd., H Shares	20,790,172	11,544,636
Industrial Bank Co., Ltd., A Shares	314,100	859,857
JD.com, Inc. ADR *	25,425	1,802,124
Jiangxi Copper Co., Ltd., A Shares	67,200	269,916
Jiangxi Copper Co., Ltd., H Shares	560,000	1,175,727
Kingboard Holdings Ltd.	260,000	1,362,161
Kunlun Energy Co., Ltd.	1,068,000	923,338
Legend Holdings Corp., H Shares	469,500	668,707
Longfor Group Holdings Ltd.	180,500	839,001
Meituan, B Shares *	10,100	279,481
NetEase, Inc. ADR	14,810	1,513,730
PetroChina Co., Ltd., H Shares	12,596,000	5,261,875
PICC Property & Casualty Co., Ltd., H Shares	2,390,000	1,930,680
Ping An Insurance Group Co. of China Ltd., A Shares	74,000	615,582
Ping An Insurance Group Co. of China Ltd., H Shares	574,000	5,022,982
Postal Savings Bank of China Co., Ltd., H Shares	1,492,000	963,734
SAIC Motor Corp., Ltd., A Shares	259,900	739,076
Shanghai Pudong Development Bank Co., Ltd., A Shares	628,300	878,685
Shenzhou International Group Holdings Ltd.	32,400	719,062
Shimao Group Holdings Ltd.	342,000	675,072
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	283,700	141,438
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,372,000	494,174
Sinopharm Group Co., Ltd., H Shares	533,200	1,398,165
Sunac China Holdings Ltd.	260,000	674,635
Tencent Holdings Ltd.	103,400	6,235,862
Vipshop Holdings Ltd. ADR *	33,343	554,494
Weichai Power Co., Ltd., A Shares	55,400	147,143
Weichai Power Co., Ltd., H Shares	251,000	550,138
Yanzhou Coal Mining Co., Ltd., A Shares	31,000	90,256
Yanzhou Coal Mining Co., Ltd., H Shares	602,000	894,941
		157,021,607

Colombia 0.2%
Bancolombia S.A.	82,813	578,709
Ecopetrol S.A.	1,601,622	1,087,434
		1,666,143

Czech Republic 0.2%
CEZ A/S	42,544	1,180,178

Security	Number of Shares	Value ($)
Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR *	171,311	621,859

Greece 0.5%
Alpha Services and Holdings S.A. *	1,229,490	1,587,722
Hellenic Telecommunications Organization S.A.	48,033	876,521
Motor Oil Hellas Corinth Refineries S.A. *	49,360	793,304
		3,257,547

Hungary 0.5%
MOL Hungarian Oil & Gas plc *	250,922	1,999,049
OTP Bank Nyrt *	26,330	1,419,869
		3,418,918

India 9.1%
Axis Bank Ltd. *	171,684	1,639,353
Bharat Petroleum Corp., Ltd.	355,462	2,133,212
Bharti Airtel Ltd.	182,109	1,377,508
Coal India Ltd.	621,440	1,198,346
GAIL India Ltd.	416,051	781,073
Grasim Industries Ltd.	59,928	1,252,261
HCL Technologies Ltd.	108,793	1,500,179
Hero MotoCorp Ltd.	19,565	727,660
Hindalco Industries Ltd.	351,306	2,104,801
Hindustan Petroleum Corp., Ltd.	475,562	1,670,994
Hindustan Unilever Ltd.	23,146	727,270
Housing Development Finance Corp., Ltd.	74,436	2,450,405
ICICI Bank Ltd.	70,766	650,932
Indian Oil Corp., Ltd.	1,838,001	2,549,823
Infosys Ltd.	317,070	6,910,191
ITC Ltd.	365,494	1,007,771
JSW Steel Ltd.	180,071	1,786,406
Larsen & Toubro Ltd.	49,044	1,058,283
Mahindra & Mahindra Ltd.	93,456	935,471
Maruti Suzuki India Ltd.	13,802	1,296,792
NTPC Ltd.	824,639	1,311,519
Oil & Natural Gas Corp., Ltd.	2,297,531	3,558,873
Power Grid Corp. of India Ltd.	169,969	391,644
Power Grid Corp. of India Ltd. - Bonus Shares *(b)	56,656	130,548
Reliance Industries Ltd.	223,620	6,129,887
State Bank of India	359,476	2,089,858
Sun Pharmaceutical Industries Ltd.	97,067	1,010,706
Tata Consultancy Services Ltd.	70,470	3,004,395
Tata Motors Ltd. *	712,070	2,819,904
Tata Motors Ltd., Class A *	261,590	493,030
Tata Steel Ltd.	129,145	2,494,213
Tech Mahindra Ltd.	57,132	930,071
Vedanta Ltd.	649,675	2,643,176
Wipro Ltd.	154,273	1,219,317
		61,985,872

Indonesia 1.2%
PT Astra International Tbk	4,843,300	1,581,402
PT Bank Central Asia Tbk	404,000	834,000
PT Bank Mandiri (Persero) Tbk	2,749,200	1,083,257
PT Bank Rakyat Indonesia (Persero) Tbk	5,548,000	1,423,319
PT Telkom Indonesia (Persero) Tbk	10,736,400	2,406,660
PT United Tractors Tbk	397,000	537,149
		7,865,787

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kuwait 0.6%
Kuwait Finance House KSCP	360,022	940,647
Mobile Telecommunications Co. KSCP	480,198	944,573
National Bank of Kuwait SAKP	711,112	2,115,940
		4,001,160

Malaysia 1.6%
Axiata Group Berhad	1,228,213	1,085,938
CIMB Group Holdings Berhad	1,582,771	1,667,931
Genting Berhad	943,700	1,053,277
Malayan Banking Berhad	1,031,709	1,958,291
Petronas Chemicals Group Berhad	470,200	895,872
Public Bank Berhad	1,711,625	1,614,282
Tenaga Nasional Berhad	1,180,500	2,696,687
		10,972,278

Mexico 4.3%
Alfa S.A.B. de C.V., Class A	2,052,500	1,563,122
America Movil S.A.B. de C.V., Series L	9,017,719	7,556,197
Cemex S.A.B. de C.V., Series CPO *	5,323,356	4,342,923
Coca-Cola Femsa S.A.B. de C.V.	143,945	816,035
Fomento Economico Mexicano S.A.B. de C.V.	422,815	3,689,018
Grupo Bimbo S.A.B. de C.V., Series A	520,600	1,199,881
Grupo Financiero Banorte S.A.B. de C.V., Class O	502,800	3,259,596
Grupo Mexico S.A.B. de C.V., Series B	526,336	2,411,660
Grupo Televisa S.A.B., Series CPO	559,317	1,515,020
Wal-Mart de Mexico S.A.B. de C.V.	851,537	2,807,051
		29,160,503

Philippines 0.1%
SM Investments Corp. (b)	36,720	669,468

Qatar 0.4%
Ooredoo QPSC	417,557	811,928
Qatar National Bank QPSC	441,264	2,205,714
		3,017,642

Russia 11.7%
Alrosa PJSC	821,330	1,454,736
Gazprom PJSC	6,715,200	26,172,808
Inter RAO UES PJSC	17,722,201	1,054,519
LUKOIL PJSC	229,680	19,721,582
Magnit PJSC	31,742	2,323,164
MMC Norilsk Nickel PJSC	7,157	2,473,712
Mobile TeleSystems PJSC	343,242	1,477,598
Novatek PJSC	117,495	2,621,677
Novolipetsk Steel PJSC	300,150	1,060,898
Rosneft Oil Co. PJSC	597,745	4,437,815
ROSSETI PJSC	31,513,000	574,321
Sberbank of Russia PJSC	1,919,050	8,023,116
Severstal PAO	59,146	1,446,731
Sistema PJSFC	1,852,600	747,073
Surgutneftegas PJSC	3,007,305	1,336,704
Tatneft PJSC	534,984	3,571,837
VTB Bank PJSC	1,973,840,000	1,314,072
		79,812,363

Security	Number of Shares	Value ($)
Saudi Arabia 2.7%
Al Rajhi Bank	74,515	2,204,544
Banque Saudi Fransi	38,036	374,741
Riyad Bank	155,488	1,086,227
Saudi Arabian Oil Co.	125,996	1,170,798
Saudi Basic Industries Corp.	197,189	6,342,664
Saudi Electricity Co.	183,756	1,269,006
Saudi Telecom Co.	82,064	2,929,521
The Saudi British Bank *	49,488	406,418
The Saudi National Bank	200,498	2,940,324
		18,724,243

South Africa 6.3%
Absa Group Ltd. *	308,411	2,869,247
AngloGold Ashanti Ltd.	51,614	1,033,506
Aspen Pharmacare Holdings Ltd. *	75,890	935,310
Barloworld Ltd.	184,538	1,361,308
Bid Corp., Ltd. *	77,805	1,707,794
FirstRand Ltd.	806,924	2,993,901
Gold Fields Ltd.	111,950	1,105,589
MTN Group Ltd. *	988,773	7,102,089
MultiChoice Group	87,539	726,303
Naspers Ltd., N Shares	6,343	1,224,073
Nedbank Group Ltd. *	164,319	1,899,800
Old Mutual Ltd.	1,414,938	1,247,743
Sanlam Ltd.	275,152	1,086,992
Sappi Ltd. *	507,843	1,429,465
Sasol Ltd. *	437,579	6,523,844
Shoprite Holdings Ltd.	162,860	1,782,970
Sibanye Stillwater Ltd.	175,899	766,602
Standard Bank Group Ltd.	374,318	3,154,786
The Bidvest Group Ltd.	84,082	1,147,060
The SPAR Group Ltd.	51,813	649,711
Thungela Resources Ltd. *	18,384	57,130
Vodacom Group Ltd.	134,320	1,197,684
Woolworths Holdings Ltd. *	331,823	1,266,237
		43,269,144

Taiwan 18.3%
Acer, Inc.	939,496	917,149
ASE Technology Holding Co., Ltd.	782,000	3,441,067
Asustek Computer, Inc.	254,041	3,193,963
AU Optronics Corp.	5,305,800	3,932,856
Catcher Technology Co., Ltd.	213,000	1,411,959
Cathay Financial Holding Co., Ltd.	1,126,599	2,192,714
Cheng Shin Rubber Industry Co., Ltd. *	468,000	723,299
China Steel Corp. *	2,713,198	3,538,468
Chunghwa Telecom Co., Ltd. *	575,906	2,376,454
Compal Electronics, Inc.	3,175,305	2,456,185
CTBC Financial Holding Co., Ltd.	2,416,201	1,978,633
Delta Electronics, Inc.	198,590	2,046,260
E.Sun Financial Holding Co., Ltd. *	743,000	704,693
Far Eastern New Century Corp.	1,223,817	1,296,902
Far EasTone Telecommunications Co., Ltd.	319,622	692,727
First Financial Holding Co., Ltd.	1,070,606	871,481
Formosa Chemicals & Fibre Corp.	825,442	2,430,669
Formosa Petrochemical Corp.	344,330	1,199,770
Formosa Plastics Corp.	697,732	2,495,833
Foxconn Technology Co., Ltd.	389,317	861,181
Fubon Financial Holding Co., Ltd.	1,348,674	3,625,451
Hon Hai Precision Industry Co., Ltd.	5,262,572	20,796,211
Innolux Corp.	6,436,357	4,319,789
Inventec Corp.	1,476,639	1,240,717
Largan Precision Co., Ltd.	8,050	847,113
Lite-On Technology Corp.	554,167	1,273,715
MediaTek, Inc.	87,838	2,872,114

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mega Financial Holding Co., Ltd.	1,188,340	1,407,425
Nan Ya Plastics Corp.	1,058,622	3,303,810
Pegatron Corp.	1,236,264	2,980,380
Pou Chen Corp.	1,082,267	1,368,828
President Chain Store Corp.	76,000	763,372
Quanta Computer, Inc.	652,500	1,807,518
Synnex Technology International Corp.	557,850	1,059,542
Taiwan Cement Corp.	738,452	1,392,653
Taiwan Mobile Co., Ltd. *	221,334	823,127
Taiwan Semiconductor Manufacturing Co., Ltd.	1,149,803	24,030,303
Uni-President Enterprises Corp.	831,678	2,181,186
United Microelectronics Corp.	1,585,965	3,316,486
Walsin Lihwa Corp.	1,370,000	1,403,029
Wistron Corp.	1,539,682	1,531,093
WPG Holdings Ltd.	829,880	1,622,341
Yageo Corp.	50,000	1,008,332
Yuanta Financial Holding Co., Ltd.	1,065,840	969,390
		124,706,188

Thailand 2.7%
Advanced Info Service PCL NVDR	170,775	933,060
Bangkok Bank PCL NVDR	200,400	625,127
Charoen Pokphand Foods PCL NVDR	896,200	708,699
CP ALL PCL NVDR	549,300	986,742
IRPC Public Company Limited	5,438,200	582,275
Kasikornbank PCL NVDR	244,900	766,929
Krung Thai Bank PCL NVDR	2,343,900	719,657
PTT Exploration & Production PCL NVDR	314,600	985,299
PTT Global Chemical PCL NVDR	857,200	1,481,076
PTT PCL NVDR	5,231,170	5,531,955
Thai Oil PCL NVDR	576,900	772,182
The Siam Cement PCL NVDR	208,700	2,631,326
The Siam Commercial Bank PCL NVDR	623,900	1,775,489
		18,499,816

Turkey 1.4%
Akbank T.A.S.	1,565,473	977,841
BIM Birlesik Magazalar A/S	80,488	605,618
Eregli Demir ve Celik Fabrikalari TAS	541,001	1,285,198
Haci Omer Sabanci Holding A/S	625,026	702,588
KOC Holding A/S	475,713	1,160,771
Turk Hava Yollari AO *	503,747	760,348
Turkcell Iletisim Hizmetleri A/S	533,747	976,333
Turkiye Garanti Bankasi A/S	1,186,268	1,199,502
Turkiye Is Bankasi A/S, Class C	1,021,466	639,247
Turkiye Petrol Rafinerileri A/S *	95,790	1,066,798
		9,374,244

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	443,781	848,139
Emaar Properties PJSC	1,175,633	1,270,795
Emirates NBD Bank PJSC	185,836	677,948
Emirates Telecommunications Group Co. PJSC (b)	271,679	1,753,822
First Abu Dhabi Bank PJSC	376,092	1,697,618
		6,248,322
Total Common Stock
(Cost $473,922,938)		635,837,530

Security	Number of Shares	Value ($)
Preferred Stock 5.5% of net assets

Brazil 4.2%
Banco Bradesco S.A.	1,410,216	6,566,071
Centrais Eletricas Brasileiras S.A., Class B	56,620	440,828
Cia Energetica de Minas Gerais	453,533	1,039,733
Gerdau S.A.	328,906	1,945,050
Itau Unibanco Holding S.A.	1,692,079	9,843,996
Petroleo Brasileiro S.A.	1,693,954	8,752,326
		28,588,004

Colombia 0.1%
Bancolombia S.A.	137,721	987,273

Russia 1.2%
Surgutneftegas PJSC	2,744,600	1,432,681
Tatneft PJSC	51,365	320,848
Transneft PJSC	2,963	6,591,794
		8,345,323
Total Preferred Stock
(Cost $30,650,761)		37,920,600

Rights 0.0% of net assets

Brazil 0.0%
Ultrapar Participacoes S.A. expires 07/29/21 *(b)	714,862	—

India 0.0%
Reliance Industries Ltd. (Partly Paid Up) expires 11/15/21 *	4,910	93,361
Total Rights
(Cost $101,824)		93,361
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 0.2% of net assets

Money Market Fund 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	656,854	656,854

Time Deposits 0.1%
Brown Brothers Harriman & Co.
Hong Kong Dollar
0.00%, 08/02/21 (e)	4,126,736	531,033
South African Rand
3.75%, 08/02/21 (e)	125,536	8,568
Citibank NA
Euro
(0.78%), 08/02/21 (e)(f)	13,702	16,254
		555,855
Total Short-Term Investments
(Cost $1,212,709)		1,212,709

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/17/21	128	8,177,280	(114,593)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $618,967.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$114,034,609	$—	$114,034,609
Brazil	45,014,665	—	—	45,014,665
Chile	5,349,583	—	—	5,349,583
China	6,793,662	147,064,429	3,163,516	157,021,607
Colombia	1,666,143	—	—	1,666,143
Egypt	621,859	—	—	621,859
India	—	61,855,324	130,548	61,985,872
Kuwait	4,001,160	—	—	4,001,160
Malaysia	7,322,537	3,649,741	—	10,972,278
Mexico	29,160,503	—	—	29,160,503
Philippines	—	—	669,468	669,468
Qatar	2,205,714	811,928	—	3,017,642
Saudi Arabia	7,247,514	11,476,729	—	18,724,243
South Africa	15,176,311	28,092,833	—	43,269,144
Taiwan	823,127	123,883,061	—	124,706,188
Turkey	2,965,891	6,408,353	—	9,374,244
United Arab Emirates	3,223,705	1,270,795	1,753,822	6,248,322
Preferred Stock[1]	—	8,345,323	—	8,345,323
Brazil	28,588,004	—	—	28,588,004
Colombia	987,273	—	—	987,273
Rights[1]	—	93,361	—	93,361
Brazil	—	—	—*	—
Short-Term Investments[1]	—	555,855	—	555,855
Money Market Fund	656,854	—	—	656,854
Liabilities
Futures Contracts[2]	(114,593)	—	—	(114,593)
Total	$161,689,912	$507,542,341	$5,717,354	$674,949,607
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL21